UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio

October 31, 2013

1.809071.110

OTC-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.2%
Automobiles - 0.9%
Tesla Motors, Inc. (a)	422,099	$ 67,511
Volkswagen AG sponsored ADR	421,300	20,644
		88,155
Hotels, Restaurants & Leisure - 0.9%
Buffalo Wild Wings, Inc. (a)	18,700	2,666
Chipotle Mexican Grill, Inc. (a)	1,576	831
Del Frisco's Restaurant Group, Inc. (a)	547,560	9,911
Dunkin' Brands Group, Inc.	37,400	1,783
Panera Bread Co. Class A (a)	283,300	44,739
Starbucks Corp.	48,500	3,931
The Cheesecake Factory, Inc.	518,500	24,499
		88,360
Household Durables - 0.5%
D.R. Horton, Inc.	653,400	12,382
iRobot Corp. (a)	480,600	16,278
Lennar Corp. Class A	372,400	13,239
Toll Brothers, Inc. (a)	32,000	1,052
		42,951
Internet & Catalog Retail - 5.3%
Amazon.com, Inc. (a)	1,310,896	477,205
Groupon, Inc. Class A (a)(d)	4,314,800	39,394
priceline.com, Inc. (a)	300	316
		516,915
Media - 3.4%
AMC Networks, Inc. Class A (a)	108,000	7,570
Comcast Corp. Class A	4,553,600	216,660
DISH Network Corp. Class A	12,700	612
Lions Gate Entertainment Corp. (a)(d)	576,169	19,924
The Walt Disney Co.	1,266,600	86,876
		331,642
Specialty Retail - 2.9%
Bed Bath & Beyond, Inc. (a)	1,036,700	80,158
Best Buy Co., Inc.	4,900	210
Conn's, Inc. (a)	1,900	115
Five Below, Inc. (a)	6,100	294
Francescas Holdings Corp. (a)(d)	11,809	212
Lowe's Companies, Inc.	446,200	22,212
Monro Muffler Brake, Inc.	4,313	198
Restoration Hardware Holdings, Inc.	963,900	67,222
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	595,200	$ 46,039
Tractor Supply Co.	333,376	23,786
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	182,600	23,528
Urban Outfitters, Inc. (a)	515,400	19,523
		283,497
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)(d)	227,746	15,726
Michael Kors Holdings Ltd. (a)	399,600	30,749
NIKE, Inc. Class B	2,700	205
Ralph Lauren Corp.	471,400	78,083
		124,763
TOTAL CONSUMER DISCRETIONARY		1,476,283
CONSUMER STAPLES - 6.6%
Beverages - 1.0%
Monster Beverage Corp. (a)	1,764,700	100,994
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	1,547,300	182,581
Food Products - 3.7%
Danone SA sponsored ADR	1,844,700	27,468
Green Mountain Coffee Roasters, Inc. (a)(d)	2,761,617	173,457
Mondelez International, Inc.	4,478,700	150,663
WhiteWave Foods Co.	261,700	5,237
		356,825
TOTAL CONSUMER STAPLES		640,400
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Noble Energy, Inc.	16,900	1,266
Rosetta Resources, Inc. (a)	252,500	15,135
		16,401
FINANCIALS - 2.8%
Capital Markets - 0.8%
Carlyle Group LP	499,800	15,454
Northern Trust Corp.	893,400	50,406
T. Rowe Price Group, Inc.	103,700	8,027
		73,887
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.1%
Huntington Bancshares, Inc.	42,900	$ 378
PacWest Bancorp	9,800	373
Signature Bank (a)	214,600	21,851
Texas Capital Bancshares, Inc. (a)	722,789	37,621
Wells Fargo & Co.	1,161,500	49,584
		109,807
Consumer Finance - 0.7%
Capital One Financial Corp.	1,059,800	72,776
Diversified Financial Services - 0.2%
CME Group, Inc.	207,200	15,376
TOTAL FINANCIALS		271,846
HEALTH CARE - 17.9%
Biotechnology - 10.9%
Aegerion Pharmaceuticals, Inc. (a)	12,200	1,010
Alexion Pharmaceuticals, Inc. (a)	1,275,652	156,841
Alkermes PLC (a)	865,236	30,448
Alnylam Pharmaceuticals, Inc. (a)	275,200	15,854
Amgen, Inc.	1,733,600	201,098
ARIAD Pharmaceuticals, Inc. (a)(d)	4,965,100	10,923
Biogen Idec, Inc. (a)	62,300	15,213
BioMarin Pharmaceutical, Inc. (a)	1,000,156	62,830
Celldex Therapeutics, Inc. (a)	560,980	12,852
Cepheid, Inc. (a)	40,500	1,649
Clovis Oncology, Inc. (a)	495,655	25,333
Genomic Health, Inc. (a)	329,100	9,847
Gilead Sciences, Inc. (a)	2,968,800	210,755
ImmunoGen, Inc. (a)(d)	252,709	4,160
Infinity Pharmaceuticals, Inc. (a)	65,279	885
Ironwood Pharmaceuticals, Inc. Class A (a)	2,958,742	28,434
Isis Pharmaceuticals, Inc. (a)	54,249	1,805
Medivation, Inc. (a)	2,276,504	136,272
Pharmacyclics, Inc. (a)	1,800	214
Regeneron Pharmaceuticals, Inc. (a)	4,332	1,246
Seattle Genetics, Inc. (a)(d)	1,401,386	54,136
Targacept, Inc. (a)	35,849	170
Theravance, Inc. (a)(d)	2,031,479	74,433
Vertex Pharmaceuticals, Inc. (a)	32,400	2,311
		1,058,719
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)(d)	2,427,800	$ 16,388
Endologix, Inc. (a)	10,300	186
Intuitive Surgical, Inc. (a)	688,850	255,908
		272,482
Health Care Providers & Services - 0.9%
Accretive Health, Inc. (a)(d)(e)	9,842,302	81,297
Express Scripts Holding Co. (a)	11,300	706
		82,003
Health Care Technology - 2.3%
athenahealth, Inc. (a)(d)	1,647,048	219,897
Veeva Systems, Inc. Class A	8,900	346
		220,243
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	430,898	40,293
Pharmaceuticals - 0.6%
GW Pharmaceuticals PLC ADR (a)(d)	104,200	3,164
Questcor Pharmaceuticals, Inc. (d)	939,292	57,644
		60,808
TOTAL HEALTH CARE		1,734,548
INDUSTRIALS - 1.7%
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	163,600	9,773
Airlines - 0.6%
JetBlue Airways Corp. (a)	440,600	3,124
United Continental Holdings, Inc. (a)	1,762,000	59,820
		62,944
Electrical Equipment - 0.7%
SolarCity Corp. (d)	1,302,394	69,392
Professional Services - 0.1%
Verisk Analytics, Inc. (a)	102,500	7,023
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	208,400	15,636
TOTAL INDUSTRIALS		164,768
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 51.8%
Communications Equipment - 4.7%
Aruba Networks, Inc. (a)	2,598,184	$ 48,742
Cisco Systems, Inc.	1,214,800	27,333
Juniper Networks, Inc. (a)	157,300	2,932
QUALCOMM, Inc.	1,930,609	134,119
Radware Ltd. (a)	753,444	11,279
Riverbed Technology, Inc. (a)(e)	15,469,710	229,261
		453,666
Computers & Peripherals - 10.6%
Apple, Inc.	1,832,300	957,107
Cray, Inc. (a)	1,613,065	36,068
EMC Corp.	7,400	178
Fusion-io, Inc. (a)(d)	73,266	788
Silicon Graphics International Corp. (a)	13,574	173
Stratasys Ltd. (a)	212,900	24,107
Violin Memory, Inc.	1,797,360	11,952
		1,030,373
Electronic Equipment & Components - 0.0%
Control4 Corp.	11,800	194
Neonode, Inc. (a)(d)	500,000	2,705
		2,899
Internet Software & Services - 17.2%
Angie's List, Inc. (a)(d)(e)	5,552,115	78,229
Baidu.com, Inc. sponsored ADR (a)	53,412	8,594
Benefitfocus, Inc.	3,800	190
Constant Contact, Inc. (a)(e)	2,192,736	56,814
Criteo SA sponsored ADR	709,976	25,069
Demandware, Inc. (a)	474,300	23,454
Dropbox, Inc. (a)(f)	331,524	3,315
E2open, Inc. (a)(d)	898,591	20,218
Facebook, Inc. Class A (a)	7,037,919	353,726
Google, Inc. Class A (a)	672,177	692,732
LinkedIn Corp. (a)	42,300	9,461
Marin Software, Inc. (d)(e)	2,278,668	26,410
Marketo, Inc. (d)	9,328	315
Rackspace Hosting, Inc. (a)	5,430,598	278,210
Responsys, Inc. (a)	31,600	516
Rocket Fuel, Inc. (d)	280,754	14,330
Textura Corp.	4,400	169
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Trulia, Inc. (a)(d)	45,896	$ 1,834
Yahoo!, Inc. (a)	2,130,500	70,157
		1,663,743
IT Services - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	5,700	496
ServiceSource International, Inc. (a)	3,481,836	37,673
		38,169
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)(d)	1,481,916	4,950
Altera Corp.	451,494	15,170
Applied Micro Circuits Corp. (a)	457,650	5,336
Broadcom Corp. Class A	1,733,700	46,324
Imagination Technologies Group PLC (a)	5,897,641	26,279
Inphi Corp. (a)	15,995	236
Lam Research Corp. (a)	3,300	179
LSI Corp.	1,918,100	16,265
Maxim Integrated Products, Inc.	14,800	440
Mellanox Technologies Ltd. (a)(d)(e)	3,135,531	113,757
Micron Technology, Inc. (a)	3,368,000	59,546
NVE Corp. (a)(e)	265,557	14,173
NVIDIA Corp.	11,379,287	172,738
Skyworks Solutions, Inc. (a)	64,800	1,671
		477,064
Software - 14.0%
Activision Blizzard, Inc.	9,577,962	159,377
Adobe Systems, Inc. (a)	1,999,300	108,362
Check Point Software Technologies Ltd. (a)	3,300	191
Electronic Arts, Inc. (a)	10,174,738	267,087
FireEye, Inc.	4,790	181
FleetMatics Group PLC	7,700	244
Gameloft Se (a)(e)	7,764,787	82,443
Gigamon, Inc. (a)	5,700	175
Guidewire Software, Inc. (a)	848,830	43,053
Interactive Intelligence Group, Inc. (a)	222,187	13,653
Microsoft Corp.	8,358,539	295,474
Oracle Corp.	63,000	2,111
QLIK Technologies, Inc. (a)	29,000	735
salesforce.com, Inc. (a)	1,885,620	100,617
ServiceNow, Inc. (a)	352,276	19,238
SolarWinds, Inc. (a)	6,900	250
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Synchronoss Technologies, Inc. (a)(e)	2,498,518	$ 86,499
Tableau Software, Inc.	2,900	178
Take-Two Interactive Software, Inc. (a)	1,700,108	30,449
Ubisoft Entertainment SA (a)(e)	10,112,456	130,162
Xero Ltd. (f)	661,157	13,762
		1,354,241
TOTAL INFORMATION TECHNOLOGY		5,020,155
MATERIALS - 1.9%
Chemicals - 1.4%
Intrepid Potash, Inc. (d)	889,200	13,205
Monsanto Co.	494,300	51,842
Potash Corp. of Saskatchewan, Inc.	273,900	8,511
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	7,100	196
The Mosaic Co.	1,309,300	60,031
		133,785
Metals & Mining - 0.5%
Anglo American PLC:
ADR	4,430,000	52,584
(United Kingdom)	24,600	586
Randgold Resources Ltd. sponsored ADR	3,033	224
		53,394
TOTAL MATERIALS		187,179
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
Level 3 Communications, Inc. (a)	3,533,547	107,950
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)(d)(e)	14,857,284	51,109
TOTAL TELECOMMUNICATION SERVICES		159,059
TOTAL COMMON STOCKS (Cost $7,700,299)		9,670,639
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Roku, Inc. 8.00% (f)	16,562,507	$ 15,000
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(f)	92,491	1,282
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,282)		16,282
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.09% (b)	37,223,009	37,223
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	378,479,381	378,479
TOTAL MONEY MARKET FUNDS (Cost $415,702)		415,702
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $8,132,283)		10,102,623
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(412,425)
NET ASSETS - 100%		$ 9,690,198
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,359,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 3,000
Pure Storage, Inc. Series E	8/22/13	$ 1,282
Roku, Inc. 8.00%	5/7/13	$ 15,000
Xero Ltd.	10/14/13	$ 10,054
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	919
Total	$ 924
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 98,226	$ -	$ -	$ -	$ 81,297
Angie's List, Inc.	89,531	34,870	3,643	-	78,229
Constant Contact, Inc.	55,980	-	15,909	-	56,814
E2open, Inc.	37,709	1,970	24,600	-	-
Gameloft Se	62,909	-	-	-	82,443
Marin Software, Inc.	26,341	-	-	-	26,410
Mellanox Technologies Ltd.	43,318	86,272	-	-	113,757
NII Holdings, Inc.	122,927	-	11,360	-	51,109
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NVE Corp.	$ 13,166	$ -	$ -	$ -	$ 14,173
Questcor Pharmaceuticals, Inc.	227,969	34,957	194,104	111	-
Radware Ltd.	49,088	-	40,456	-	-
Riverbed Technology, Inc.	135,456	107,731	-	-	229,261
ServiceSource International, Inc.	46,693	-	10,752	-	-
Synchronoss Technologies, Inc.	127,202	-	44,740	-	86,499
Ubisoft Entertainment SA	145,537	7,099	-	-	130,162
Ubisoft Entertainment SA warrants 10/10/13	1,651	1,669	-	-	-
Total	$ 1,283,703	$ 274,568	$ 345,564	$ 111	$ 950,154
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,491,283	$ 1,476,283	$ -	$ 15,000
Consumer Staples	640,400	640,400	-	-
Energy	16,401	16,401	-	-
Financials	271,846	271,846	-	-
Health Care	1,734,548	1,734,548	-	-
Industrials	164,768	164,768	-	-
Information Technology	5,021,437	5,003,078	13,762	4,597
Materials	187,179	187,179	-	-
Telecommunication Services	159,059	159,059	-	-
Money Market Funds	415,702	415,702	-	-
Total Investments in Securities:	$ 10,102,623	$ 10,069,264	$ 13,762	$ 19,597
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $8,166,138,000. Net unrealized appreciation aggregated $1,936,485,000, of which $2,467,920,000 related to appreciated investment securities and $531,435,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Growth & Income Portfolio

October 31, 2013

1.809089.110

GAI-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.4%
Ford Motor Co.	1,454,154	$ 24,881
Distributors - 0.1%
LKQ Corp. (a)	213,838	7,063
Diversified Consumer Services - 0.3%
H&R Block, Inc.	751,007	21,359
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	587,036	56,661
Yum! Brands, Inc.	558,485	37,765
		94,426
Internet & Catalog Retail - 0.0%
Expedia, Inc.	45,000	2,650
Leisure Equipment & Products - 0.3%
Mattel, Inc.	549,364	24,375
Media - 3.1%
Comcast Corp. Class A	2,577,400	122,633
Scripps Networks Interactive, Inc. Class A	89,841	7,232
Time Warner, Inc.	1,385,504	95,240
		225,105
Multiline Retail - 2.0%
Kohl's Corp.	253,385	14,392
Target Corp.	1,980,009	128,285
		142,677
Specialty Retail - 1.9%
American Eagle Outfitters, Inc.	325,600	5,044
H&M Hennes & Mauritz AB (B Shares)	211,200	9,126
Lowe's Companies, Inc.	2,235,534	111,285
Staples, Inc.	631,340	10,177
		135,632
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	85,200	9,726
Coach, Inc.	127,799	6,477
Li & Fung Ltd.	9,452,000	13,362
		29,565
TOTAL CONSUMER DISCRETIONARY		707,733
CONSUMER STAPLES - 12.2%
Beverages - 2.9%
C&C Group PLC	391,300	2,294
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	23,000	$ 960
Diageo PLC	104,154	3,320
Molson Coors Brewing Co. Class B	318,412	17,194
PepsiCo, Inc.	652,427	54,863
Pernod Ricard SA	34,300	4,122
Remy Cointreau SA	121,200	11,960
SABMiller PLC	268,475	14,008
The Coca-Cola Co.	2,542,705	100,615
		209,336
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	599,904	37,350
Jeronimo Martins SGPS SA	134,700	2,489
Sysco Corp.	275,108	8,897
Walgreen Co.	1,823,587	108,029
		156,765
Food Products - 1.3%
Danone SA	320,695	23,783
Kellogg Co.	869,754	55,012
Mead Johnson Nutrition Co. Class A	83,500	6,819
Unilever NV (Certificaten Van Aandelen) (Bearer)	305,400	12,108
		97,722
Household Products - 2.8%
Kimberly-Clark Corp.	526,221	56,832
Procter & Gamble Co.	1,790,415	144,576
Svenska Cellulosa AB (SCA) (B Shares)	137,591	3,907
		205,315
Personal Products - 0.0%
Oriflame Cosmetics SA SDR	43,100	1,363
Tobacco - 3.0%
British American Tobacco PLC sponsored ADR	978,495	108,114
Lorillard, Inc.	1,404,574	71,647
Philip Morris International, Inc.	380,831	33,940
		213,701
TOTAL CONSUMER STAPLES		884,202
ENERGY - 11.9%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	308,406	17,780
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	633,888	$ 33,615
Schlumberger Ltd.	442,919	41,510
		92,905
Oil, Gas & Consumable Fuels - 10.6%
Access Midstream Partners LP	235,233	12,594
Apache Corp.	495,701	44,018
Atlas Pipeline Partners LP	653,639	25,204
BG Group PLC	1,052,319	21,488
Canadian Natural Resources Ltd.	1,511,900	47,982
Chevron Corp.	1,463,005	175,502
ENI SpA	314,200	7,977
Exxon Mobil Corp.	551,211	49,400
Imperial Oil Ltd.	170,600	7,450
Magellan Midstream Partners LP	31,121	1,869
Markwest Energy Partners LP	556,500	41,337
MPLX LP	38,075	1,403
Occidental Petroleum Corp.	1,510,698	145,148
Peabody Energy Corp.	128,800	2,509
Royal Dutch Shell PLC Class A (United Kingdom)	1,599,947	53,286
Suncor Energy, Inc.	1,901,050	69,084
The Williams Companies, Inc.	1,602,723	57,233
Western Gas Partners LP	67,200	4,039
		767,523
TOTAL ENERGY		860,428
FINANCIALS - 18.7%
Capital Markets - 3.6%
Ashmore Group PLC	1,182,278	7,668
Charles Schwab Corp.	3,082,051	69,808
Greenhill & Co., Inc.	125,300	6,428
KKR & Co. LP	1,384,047	30,380
Morgan Stanley	2,143,997	61,597
Northern Trust Corp.	550,952	31,085
State Street Corp.	628,283	44,024
UBS AG	457,346	8,846
		259,836
Commercial Banks - 5.2%
BNP Paribas SA	89,500	6,628
Comerica, Inc.	753,668	32,634
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Erste Group Bank AG	238,550	$ 8,413
Nordea Bank AB	570,600	7,309
PNC Financial Services Group, Inc.	776,012	57,060
Standard Chartered PLC (United Kingdom)	1,355,399	32,588
SunTrust Banks, Inc.	384,166	12,923
U.S. Bancorp	1,944,173	72,634
Wells Fargo & Co.	3,403,095	145,278
		375,467
Consumer Finance - 0.2%
SLM Corp.	550,385	13,963
Diversified Financial Services - 7.1%
Bank of America Corp.	5,994,921	83,689
Citigroup, Inc.	2,940,659	143,445
JPMorgan Chase & Co.	5,054,971	260,533
KKR Financial Holdings LLC	2,031,975	20,137
NYSE Euronext	197,150	8,679
		516,483
Insurance - 1.8%
AFLAC, Inc.	73,546	4,779
Arthur J. Gallagher & Co.	182,600	8,664
Marsh & McLennan Companies, Inc.	224,088	10,263
MetLife, Inc.	1,772,874	83,875
MetLife, Inc. unit	364,100	10,472
Prudential Financial, Inc.	123,568	10,057
The Travelers Companies, Inc.	17,300	1,493
		129,603
Real Estate Investment Trusts - 0.4%
BioMed Realty Trust, Inc.	251,799	5,016
Sun Communities, Inc.	552,314	24,617
		29,633
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(e)	254,400	5,236
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	1,590,968	23,180
TOTAL FINANCIALS		1,353,401
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.9%
Biotechnology - 0.9%
Amgen, Inc.	567,843	$ 65,870
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	306,504	11,203
Baxter International, Inc.	96,708	6,370
ResMed, Inc. (d)	82,582	4,273
St. Jude Medical, Inc.	511,600	29,361
Stryker Corp.	332,788	24,580
Zimmer Holdings, Inc.	202,110	17,679
		93,466
Health Care Providers & Services - 3.1%
Aetna, Inc.	446,698	28,008
AmerisourceBergen Corp.	74,900	4,893
Fresenius Medical Care AG & Co. KGaA	102,300	6,761
McKesson Corp.	299,787	46,869
Patterson Companies, Inc.	135,791	5,772
Quest Diagnostics, Inc.	998,084	59,795
UnitedHealth Group, Inc.	686,576	46,866
WellPoint, Inc.	270,188	22,912
		221,876
Health Care Technology - 0.2%
Quality Systems, Inc.	639,954	14,604
Life Sciences Tools & Services - 0.3%
Lonza Group AG	216,954	19,392
Pharmaceuticals - 6.1%
AbbVie, Inc.	877,601	42,520
AstraZeneca PLC sponsored ADR	341,496	18,051
GlaxoSmithKline PLC sponsored ADR	1,255,693	66,087
Johnson & Johnson	1,212,369	112,277
Merck & Co., Inc.	2,577,169	116,205
Novartis AG sponsored ADR	479,041	37,150
Sanofi SA	277,423	29,580
Teva Pharmaceutical Industries Ltd. sponsored ADR	573,192	21,260
		443,130
TOTAL HEALTH CARE		858,338
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	140,335	12,171
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	659,189	$ 86,024
United Technologies Corp.	432,382	45,941
		144,136
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	523,673	31,284
United Parcel Service, Inc. Class B	900,704	88,485
		119,769
Building Products - 0.0%
Fagerhult AB	25,400	780
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	379,700	11,285
Ritchie Brothers Auctioneers, Inc.	383,440	7,579
		18,864
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	203,139	21,846
Zumtobel AG	216,379	3,868
		25,714
Industrial Conglomerates - 3.2%
General Electric Co.	8,452,236	220,941
Siemens AG sponsored ADR (d)	67,164	8,598
		229,539
Machinery - 1.0%
Andritz AG	65,667	4,045
Caterpillar, Inc.	47,766	3,982
Cummins, Inc.	22,100	2,807
Douglas Dynamics, Inc.	930,455	14,115
Ingersoll-Rand PLC	406,005	27,418
ITT Corp.	333,095	13,234
Pfeiffer Vacuum Technology AG	41,454	4,835
Xylem, Inc.	144,965	5,001
		75,437
Professional Services - 0.4%
Acacia Research Corp.	421,322	6,358
Amadeus Fire AG	49,393	3,254
Bureau Veritas SA	327,096	9,877
Michael Page International PLC	1,117,363	8,682
		28,171
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.5%
CSX Corp.	2,441,720	$ 63,631
J.B. Hunt Transport Services, Inc.	246,730	18,512
Norfolk Southern Corp.	343,499	29,548
		111,691
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	190,416	6,609
Beijer (G&L) AG Series B	107,055	2,247
Brenntag AG	18,500	3,135
MSC Industrial Direct Co., Inc. Class A	275,020	21,003
W.W. Grainger, Inc.	86,372	23,231
Watsco, Inc.	32,959	3,141
		59,366
TOTAL INDUSTRIALS		813,467
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.3%
Cisco Systems, Inc.	4,644,182	104,494
QUALCOMM, Inc.	869,646	60,414
		164,908
Computers & Peripherals - 3.9%
Apple, Inc.	519,853	271,539
EMC Corp.	575,720	13,858
		285,397
Internet Software & Services - 2.0%
Google, Inc. Class A (a)	139,547	143,814
IT Services - 5.4%
Accenture PLC Class A	137,345	10,095
Cognizant Technology Solutions Corp. Class A (a)	409,036	35,557
Fidelity National Information Services, Inc.	512,836	25,001
IBM Corp.	132,250	23,701
MasterCard, Inc. Class A	102,250	73,323
Paychex, Inc.	2,915,822	123,223
The Western Union Co.	2,039,080	34,705
Visa, Inc. Class A	346,171	68,081
		393,686
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	637,140	21,408
Analog Devices, Inc.	332,465	16,391
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	2,294,149	$ 40,951
Broadcom Corp. Class A	637,328	17,029
Maxim Integrated Products, Inc.	256,500	7,618
		103,397
Software - 3.2%
Microsoft Corp.	5,722,378	202,286
Oracle Corp.	752,247	25,200
		227,486
TOTAL INFORMATION TECHNOLOGY		1,318,688
MATERIALS - 2.2%
Chemicals - 1.9%
Airgas, Inc.	183,683	20,034
E.I. du Pont de Nemours & Co.	340,600	20,845
FMC Corp.	192,240	13,987
Monsanto Co.	416,738	43,707
Potash Corp. of Saskatchewan, Inc.	192,400	5,979
Royal DSM NV	66,500	5,037
Syngenta AG (Switzerland)	74,771	30,179
Tronox Ltd. Class A	59,900	1,383
		141,151
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	157,900	5,804
Grupo Mexico SA de CV Series B	1,578,500	4,986
Southern Copper Corp.	367,768	10,279
		21,069
TOTAL MATERIALS		162,220
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
CenturyLink, Inc.	242,794	8,221
Verizon Communications, Inc.	1,873,415	94,626
		102,847
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	1,158,150	42,643
TOTAL TELECOMMUNICATION SERVICES		145,490
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.9%
Electric Utilities - 0.6%
Ceske Energeticke Zavody A/S	75,400	$ 2,170
Duke Energy Corp.	136,379	9,782
EDF SA	198,000	6,947
Hawaiian Electric Industries, Inc.	407,404	10,825
ITC Holdings Corp.	73,709	7,414
Northeast Utilities	107,072	4,592
		41,730
Multi-Utilities - 0.3%
E.ON AG	437,095	7,985
National Grid PLC	109,854	1,381
Sempra Energy	153,379	13,979
		23,345
TOTAL UTILITIES		65,075
TOTAL COMMON STOCKS (Cost $5,637,226)		7,169,042
Convertible Preferred Stocks - 0.8%

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	189,025	52,434
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	110,600	6,999
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,104)		59,433
Convertible Bonds - 0.2%
	Principal Amount (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17	$ 5,615	4,174
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Amyris, Inc.: - continued
5% 10/15/18 (e)	$ 2,800	$ 2,019
Peabody Energy Corp. 4.75% 12/15/41	7,660	6,339
		12,532
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Volcano Corp. 1.75% 12/1/17	3,640	3,508
TOTAL CONVERTIBLE BONDS (Cost $17,793)		16,040
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	2,467,269	2,467
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,111,820	4,112
TOTAL MONEY MARKET FUNDS (Cost $6,579)		6,579
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,713,702)		7,251,094
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,937)
NET ASSETS - 100%		$ 7,247,157
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,255,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13	$ 2,800
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,088
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	47
Total	$ 48
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 707,733	$ 707,733	$ -	$ -
Consumer Staples	884,202	868,774	15,428	-
Energy	860,428	799,165	61,263	-
Financials	1,353,401	1,328,847	19,318	5,236
Health Care	910,772	874,431	36,341	-
Industrials	820,466	820,466	-	-
Information Technology	1,318,688	1,318,688	-	-
Materials	162,220	132,041	30,179	-
Telecommunication Services	145,490	145,490	-	-
Utilities	65,075	63,694	1,381	-
Corporate Bonds	16,040	-	9,847	6,193
Money Market Funds	6,579	6,579	-	-
Total Investments in Securities:	$ 7,251,094	$ 7,065,908	$ 173,757	$ 11,429
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,737,787,000. Net unrealized appreciation aggregated $1,513,307,000, of which $1,562,690,000 related to appreciated investment securities and $49,383,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund
Leveraged Company Stock
Class K

October 31, 2013

1.809078.110

LSF-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.0%
Auto Components - 2.0%
Delphi Automotive PLC	592,300	$ 33,880
Exide Technologies (a)	3,930,293	1,494
Tenneco, Inc. (a)	825,300	43,799
TRW Automotive Holdings Corp. (a)	396,200	29,759
		108,932
Automobiles - 6.8%
Ford Motor Co.	9,413,433	161,064
General Motors Co. (a)	4,578,649	169,181
General Motors Co.:
warrants 7/10/16 (a)	445,805	12,393
warrants 7/10/19 (a)	445,805	8,729
Motors Liquidation Co. GUC Trust (a)	123,112	4,469
Toyota Motor Corp. sponsored ADR	89,500	11,583
		367,419
Diversified Consumer Services - 4.3%
Service Corp. International (f)	12,885,925	232,076
Hotels, Restaurants & Leisure - 0.4%
Penn National Gaming, Inc. (a)	360,340	21,083
Station Holdco LLC unit (h)(i)	146,846	11
		21,094
Household Durables - 2.0%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	7,180
Lennar Corp. Class A (e)	983,400	34,960
Newell Rubbermaid, Inc.	2,341,747	69,386
		111,526
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	1,097,983	9,256
Media - 6.6%
Cinemark Holdings, Inc.	2,601,645	85,360
Comcast Corp. Class A	4,239,634	201,722
Gray Television, Inc. (a)(f)	3,766,164	31,824
Nexstar Broadcasting Group, Inc. Class A	886,098	39,334
		358,240
Multiline Retail - 0.4%
Target Corp.	338,600	21,938
Specialty Retail - 3.3%
Asbury Automotive Group, Inc. (a)	385,122	18,505
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GameStop Corp. Class A (e)	2,755,507	$ 151,057
Sally Beauty Holdings, Inc. (a)	300,000	7,896
		177,458
TOTAL CONSUMER DISCRETIONARY		1,407,939
CONSUMER STAPLES - 1.6%
Food Products - 1.4%
ConAgra Foods, Inc.	541,700	17,231
Darling International, Inc. (a)	2,535,483	59,001
		76,232
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	13,140
TOTAL CONSUMER STAPLES		89,372
ENERGY - 10.0%
Energy Equipment & Services - 3.0%
Ensco PLC Class A	110,000	6,342
Halliburton Co.	1,126,593	59,743
Noble Corp.	987,610	37,233
Oil States International, Inc. (a)	270,466	29,381
Schlumberger Ltd.	109,400	10,253
Transocean Ltd. (United States)	381,900	17,976
		160,928
Oil, Gas & Consumable Fuels - 7.0%
Alpha Natural Resources, Inc. (a)(e)	6,794,948	47,565
Continental Resources, Inc. (a)(e)	494,487	56,322
Hess Corp.	835,910	67,876
HollyFrontier Corp.	1,549,563	71,373
Kodiak Oil & Gas Corp. (a)	2,019,747	26,196
Peabody Energy Corp.	822,825	16,029
Range Resources Corp.	247,200	18,716
Valero Energy Corp.	1,328,266	54,685
Western Refining, Inc. (e)	685,914	22,134
		380,896
TOTAL ENERGY		541,824
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 9.1%
Commercial Banks - 2.8%
CIT Group, Inc.	229,310	$ 11,044
Huntington Bancshares, Inc.	8,526,580	75,034
Regions Financial Corp.	3,284,894	31,634
SunTrust Banks, Inc.	1,019,600	34,299
		152,011
Consumer Finance - 1.0%
American Express Co.	679,548	55,587
Diversified Financial Services - 3.3%
Bank of America Corp.	7,748,999	108,176
Citigroup, Inc.	1,458,047	71,124
		179,300
Insurance - 1.2%
AFLAC, Inc.	641,700	41,698
Lincoln National Corp.	435,700	19,785
		61,483
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	1,016,122	18,849
Sabra Health Care REIT, Inc.	547,507	14,728
		33,577
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	156,900	6,455
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	3,592
TOTAL FINANCIALS		492,005
HEALTH CARE - 9.8%
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	10,158,156	118,749
Health Care Providers & Services - 4.9%
Community Health Systems, Inc.	784,376	34,222
DaVita, Inc. (a)	735,652	41,351
HCA Holdings, Inc.	1,216,779	57,359
Tenet Healthcare Corp. (a)	2,221,944	104,854
Universal Health Services, Inc. Class B	385,505	31,056
		268,842
Pharmaceuticals - 2.7%
Johnson & Johnson	153,000	14,169
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,754,400	$ 79,106
Sanofi SA sponsored ADR	992,534	53,081
		146,356
TOTAL HEALTH CARE		533,947
INDUSTRIALS - 9.9%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	478,776	41,524
Huntington Ingalls Industries, Inc.	258,160	18,471
Textron, Inc.	602,700	17,352
		77,347
Airlines - 2.8%
Delta Air Lines, Inc.	3,665,001	96,683
Southwest Airlines Co.	571,283	9,837
U.S. Airways Group, Inc. (a)	1,481,380	32,546
United Continental Holdings, Inc. (a)	370,700	12,585
		151,651
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	693,300	37,043
Commercial Services & Supplies - 1.0%
Deluxe Corp.	876,113	41,256
Tyco International Ltd.	328,233	11,997
		53,253
Electrical Equipment - 0.9%
Emerson Electric Co.	163,500	10,950
Generac Holdings, Inc.	490,557	24,209
General Cable Corp.	437,132	14,395
		49,554
Industrial Conglomerates - 0.5%
General Electric Co.	1,103,883	28,856
Machinery - 1.8%
Harsco Corp.	1,103,224	30,758
Ingersoll-Rand PLC	739,500	49,938
Pentair Ltd.	78,757	5,284
Timken Co.	228,734	12,079
		98,059
Marine - 0.3%
Navios Maritime Holdings, Inc.	2,162,794	15,313
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	707,700	$ 16,249
Trading Companies & Distributors - 0.2%
Edgen Group, Inc. Class A (a)	841,256	10,070
TOTAL INDUSTRIALS		537,395
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,383,049	53,619
Computers & Peripherals - 0.7%
NCR Corp. (a)	1,117,931	40,860
Electronic Equipment & Components - 1.8%
Avnet, Inc.	594,313	23,594
Belden, Inc.	777,664	52,306
Corning, Inc.	726,800	12,421
Viasystems Group, Inc. (a)	540,460	8,107
		96,428
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	10,547
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(e)	1,704,692	5,694
Fairchild Semiconductor International, Inc. (a)	1,122,274	14,219
Freescale Semiconductor Holdings I Ltd. (a)(e)	1,235,600	19,078
Intersil Corp. Class A	1,460,387	16,298
Micron Technology, Inc. (a)	2,293,545	40,550
ON Semiconductor Corp. (a)	5,502,368	38,847
		134,686
Software - 1.5%
Citrix Systems, Inc. (a)	230,899	13,110
Microsoft Corp.	1,619,168	57,238
Nuance Communications, Inc. (a)	573,666	8,926
		79,274
TOTAL INFORMATION TECHNOLOGY		415,414
MATERIALS - 11.6%
Chemicals - 8.9%
H.B. Fuller Co.	461,829	22,108
LyondellBasell Industries NV Class A	5,497,055	410,072
OMNOVA Solutions, Inc. (a)(f)	3,114,962	27,100
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Phosphate Holdings, Inc. (a)	307,500	$ 228
W.R. Grace & Co. (a)	265,056	24,295
		483,803
Containers & Packaging - 1.9%
Rock-Tenn Co. Class A	814,923	87,205
Sealed Air Corp.	483,434	14,590
		101,795
Metals & Mining - 0.0%
Ormet Corp. (a)	330,000	1
Ormet Corp. (a)(f)(i)	1,075,000	5
		6
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp. (a)	1,563,090	26,588
Neenah Paper, Inc.	418,300	17,209
		43,797
TOTAL MATERIALS		629,401
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Intelsat SA	1,144,700	23,340
UTILITIES - 3.3%
Electric Utilities - 0.3%
FirstEnergy Corp.	421,304	15,955
Independent Power Producers & Energy Traders - 3.0%
Calpine Corp. (a)	2,616,200	52,769
The AES Corp.	7,894,007	111,227
		163,996
TOTAL UTILITIES		179,951
TOTAL COMMON STOCKS (Cost $3,232,456)		4,850,588
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $10,975)	439,013	$ 11,792
Corporate Bonds - 0.7%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 12,440	5,380
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	3,075	0
7.125% 7/15/49 (d)	8,320	0
7.2% 1/15/11 (d)	22,980	0
8.25% 7/15/23 (d)	25,035	0
8.375% 7/15/33 (d)	50,210	0
8.8% 3/1/21 (d)	10,765	0
Multiline Retail - 0.6%
The Bon-Ton Department Stores, Inc.:
8% 6/15/21	14,525	13,690
10.625% 7/15/17	16,919	16,919
		30,609
TOTAL CORPORATE BONDS (Cost $35,958)		35,989
Bank Loan Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
TXU Energy LLC Tranche B, term loan 4.7042% 10/10/17 (g) (Cost $4,903)	$ 5,458	$ 3,663
Money Market Funds - 13.3%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	540,261,737	540,262
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	182,154,503	182,155
TOTAL MONEY MARKET FUNDS (Cost $722,417)		722,417
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $4,006,709)		5,624,449
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(199,876)
NET ASSETS - 100%		$ 5,424,573
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 5,987
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 137
Fidelity Securities Lending Cash Central Fund	73
Total	$ 210
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 29,414	$ -	$ -	$ -	$ 31,824
OMNOVA Solutions, Inc.	25,107	-	-	-	27,100
Ormet Corp.	10	-	-	-	5
Service Corp. International	244,446	-	-	902	232,076
Total	$ 298,977	$ -	$ -	$ 902	$ 291,005
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,407,939	$ 1,407,928	$ -	$ 11
Consumer Staples	89,372	89,372	-	-
Energy	541,824	541,824	-	-
Financials	503,797	503,797	-	-
Health Care	533,947	533,947	-	-
Industrials	537,395	537,395	-	-
Information Technology	415,414	415,414	-	-
Materials	629,401	629,401	-	-
Telecommunication Services	23,340	23,340	-	-
Utilities	179,951	179,951	-	-
Corporate Bonds	35,989	-	35,989	-
Bank Loan Obligations	3,663	-	3,663	-
Money Market Funds	722,417	722,417	-	-
Total Investments in Securities:	$ 5,624,449	$ 5,584,786	$ 39,652	$ 11
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $4,004,261,000. Net unrealized appreciation aggregated $1,620,188,000, of which $1,814,203,000 related to appreciated investment securities and $194,015,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and bank loan obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

October 31, 2013

1.809076.110

BCF-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.2%
Auto Components - 0.2%
Delphi Automotive PLC	73,600	$ 4,210
Johnson Controls, Inc.	909,800	41,987
		46,197
Automobiles - 0.8%
Ford Motor Co.	2,610,900	44,672
General Motors Co. (a)	815,900	30,148
Tesla Motors, Inc. (a)(d)	596,080	95,337
		170,157
Distributors - 0.1%
LKQ Corp. (a)	945,500	31,230
Diversified Consumer Services - 0.4%
H&R Block, Inc.	2,158,700	61,393
Kroton Educacional SA	1,180,000	17,435
		78,828
Hotels, Restaurants & Leisure - 4.8%
Alsea S.A.B. de CV	2,981,200	9,272
Buffalo Wild Wings, Inc. (a)	313,300	44,670
Chipotle Mexican Grill, Inc. (a)	231,517	122,003
Dunkin' Brands Group, Inc.	773,500	36,880
Fiesta Restaurant Group, Inc. (a)	265,100	11,238
Jubilant Foodworks Ltd. (a)	288,917	5,579
Las Vegas Sands Corp.	2,939,494	206,411
Panera Bread Co. Class A (a)	394,400	62,284
Penn National Gaming, Inc. (a)	436,420	25,535
Starbucks Corp.	3,932,600	318,737
Whitbread PLC	464,036	25,543
Wyndham Worldwide Corp.	491,627	32,644
Wynn Resorts Ltd.	162,761	27,059
Yum! Brands, Inc.	1,856,400	125,530
		1,053,385
Household Durables - 0.2%
Sony Corp. sponsored ADR (d)	722,700	12,467
Whirlpool Corp.	235,318	34,359
		46,826
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (a)	1,367,844	497,936
Ctrip.com International Ltd. sponsored ADR (a)(d)	295,888	16,052
Expedia, Inc.	678,434	39,946
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)	141,900	$ 45,760
priceline.com, Inc. (a)	221,000	232,896
		832,590
Leisure Equipment & Products - 0.1%
NJOY, Inc. (a)(f)	1,178,168	9,520
Media - 3.1%
CBS Corp. Class B	1,435,700	84,907
Comcast Corp. Class A	6,485,836	308,596
DIRECTV (a)	421,200	26,321
DISH Network Corp. Class A	376,000	18,123
Fuji Media Holdings, Inc.	200,000	3,987
Sinclair Broadcast Group, Inc. Class A	331,300	10,621
Sirius XM Radio, Inc.	2,254,100	8,498
The Walt Disney Co.	879,500	60,325
Time Warner, Inc.	625,000	42,963
Twenty-First Century Fox, Inc. Class A	3,641,200	124,092
		688,433
Multiline Retail - 1.0%
Burlington Stores, Inc.	491,157	13,158
Dollar General Corp. (a)	912,800	52,742
Macy's, Inc.	1,438,085	66,310
Target Corp.	1,314,225	85,149
		217,359
Specialty Retail - 6.0%
Abercrombie & Fitch Co. Class A	1,470,914	55,130
American Eagle Outfitters, Inc.	1,721,100	26,660
AutoZone, Inc. (a)	10,100	4,390
Best Buy Co., Inc.	3,714,500	158,981
Home Depot, Inc.	4,589,200	357,453
L Brands, Inc.	1,622,000	101,553
Lowe's Companies, Inc.	3,158,683	157,239
Murphy U.S.A., Inc.	1,171,270	47,530
Restoration Hardware Holdings, Inc.	913,643	63,717
Ross Stores, Inc.	2,084,719	161,253
TJX Companies, Inc.	2,679,380	162,880
Urban Outfitters, Inc. (a)	426,298	16,148
		1,312,934
Textiles, Apparel & Luxury Goods - 2.7%
Arezzo Industria e Comercio SA	1,646,000	24,614
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fifth & Pacific Companies, Inc. (a)	1,397,200	$ 37,012
Fossil Group, Inc. (a)	313,292	39,769
lululemon athletica, Inc. (a)	741,380	51,192
Michael Kors Holdings Ltd. (a)	1,404,672	108,090
NIKE, Inc. Class B	1,712,800	129,762
Prada SpA	2,627,000	25,616
PVH Corp.	763,400	95,097
Ralph Lauren Corp.	65,500	10,849
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	796,266	64,617
Wolverine World Wide, Inc.	218,800	12,634
		599,252
TOTAL CONSUMER DISCRETIONARY		5,086,711
CONSUMER STAPLES - 11.9%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR	861,991	89,414
Beam, Inc.	228,300	15,365
Monster Beverage Corp. (a)	1,360,600	77,867
PepsiCo, Inc.	2,227,300	187,294
The Coca-Cola Co.	6,137,052	242,843
		612,783
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	1,409,300	166,297
CVS Caremark Corp.	3,050,600	189,930
Kroger Co.	1,485,100	63,622
Walgreen Co.	1,341,000	79,441
Whole Foods Market, Inc.	1,590,200	100,389
		599,679
Food Products - 2.8%
Associated British Foods PLC	592,900	21,551
Bunge Ltd.	831,367	68,280
Danone SA	658,200	48,812
Green Mountain Coffee Roasters, Inc. (a)(d)	3,559,264	223,557
Kellogg Co.	758,600	47,981
Kraft Foods Group, Inc.	536,900	29,197
Mead Johnson Nutrition Co. Class A	1,137,494	92,888
Mondelez International, Inc.	2,472,000	83,158
		615,424
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.0%
Procter & Gamble Co.	2,526,099	$ 203,982
Svenska Cellulosa AB (SCA) (B Shares)	811,700	23,048
		227,030
Personal Products - 0.4%
Herbalife Ltd.	1,214,596	78,730
Tobacco - 2.2%
Altria Group, Inc.	1,693,800	63,060
British American Tobacco PLC (United Kingdom)	186,000	10,262
Japan Tobacco, Inc.	528,000	19,105
Lorillard, Inc.	2,371,968	120,994
Philip Morris International, Inc.	2,885,900	257,191
		470,612
TOTAL CONSUMER STAPLES		2,604,258
ENERGY - 4.4%
Energy Equipment & Services - 1.1%
Core Laboratories NV	33,677	6,305
Halliburton Co.	2,610,373	138,428
National Oilwell Varco, Inc.	906,102	73,557
Schlumberger Ltd.	231,100	21,659
		239,949
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	1,352,100	128,842
Apache Corp.	204,500	18,160
Cabot Oil & Gas Corp.	671,300	23,710
Canadian Natural Resources Ltd.	1,495,600	47,465
Cimarex Energy Co.	511,337	53,869
Cobalt International Energy, Inc. (a)	654,900	15,200
Continental Resources, Inc. (a)	394,200	44,899
EOG Resources, Inc.	367,800	65,616
EQT Corp.	204,400	17,499
Hess Corp.	636,600	51,692
Occidental Petroleum Corp.	909,000	87,337
Peabody Energy Corp.	1,756,837	34,223
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	626,800	$ 128,356
Rosetta Resources, Inc. (a)	148,166	8,881
		725,749
TOTAL ENERGY		965,698
FINANCIALS - 4.2%
Capital Markets - 0.9%
BlackRock, Inc. Class A	271,700	81,730
Invesco Ltd.	867,000	29,261
Monex Group, Inc.	3,061,500	11,169
Morgan Stanley	2,504,151	71,944
Virtus Investment Partners, Inc. (a)	32,860	6,688
		200,792
Consumer Finance - 0.4%
American Express Co.	1,181,936	96,682
Diversified Financial Services - 2.2%
Bank of America Corp.	7,504,787	104,767
Berkshire Hathaway, Inc. Class B (a)	265,800	30,588
Citigroup, Inc.	4,157,520	202,804
IntercontinentalExchange, Inc. (a)	44,262	8,531
Investment AB Kinnevik (B Shares)	119,500	4,404
JPMorgan Chase & Co.	2,340,100	120,609
		471,703
Insurance - 0.1%
MetLife, Inc.	511,600	24,204
Real Estate Investment Trusts - 0.5%
American Tower Corp.	740,242	58,738
Simon Property Group, Inc.	264,731	40,914
		99,652
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	50,000	7,864
Howard Hughes Corp. (a)	80,200	9,387
Parsvnath Developers Ltd. (a)(e)	21,771,340	9,256
		26,507
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	448,663	6,225
TOTAL FINANCIALS		925,765
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 14.0%
Biotechnology - 8.5%
Acorda Therapeutics, Inc. (a)	116,000	$ 3,551
Agios Pharmaceuticals, Inc. (d)	235,740	5,460
Alexion Pharmaceuticals, Inc. (a)	700,000	86,065
Alkermes PLC (a)	1,017,100	35,792
Alnylam Pharmaceuticals, Inc. (a)	870,563	50,153
Amgen, Inc.	2,716,700	315,137
Biogen Idec, Inc. (a)	1,125,700	274,885
BioMarin Pharmaceutical, Inc. (a)	425,304	26,718
Bluebird Bio, Inc. (d)	143,200	3,043
Celgene Corp. (a)	642,768	95,445
Clovis Oncology, Inc. (a)	195,300	9,982
CSL Ltd.	66,241	4,351
Exelixis, Inc. (a)	3,668,800	18,087
Gilead Sciences, Inc. (a)	9,157,000	650,055
Grifols SA (d)	330,400	13,550
Grifols SA:
ADR	292,845	8,832
Class B	16,520	496
InterMune, Inc. (a)	2,356,200	33,199
Intrexon Corp.	353,359	7,491
Ironwood Pharmaceuticals, Inc. Class A (a)	473,000	4,546
Medivation, Inc. (a)	299,000	17,898
Merrimack Pharmaceuticals, Inc. (a)	2,407,858	6,453
Pharmacyclics, Inc. (a)	98,100	11,639
Regeneron Pharmaceuticals, Inc. (a)	438,669	126,161
Seattle Genetics, Inc. (a)	239,900	9,267
Synageva BioPharma Corp. (a)	180,700	9,180
Vertex Pharmaceuticals, Inc. (a)	639,160	45,598
		1,873,034
Health Care Equipment & Supplies - 0.9%
Accuray, Inc. (a)(d)	2,060,900	13,911
Boston Scientific Corp. (a)	3,943,000	46,094
Insulet Corp. (a)	440,600	17,192
Intuitive Surgical, Inc. (a)	20,838	7,741
The Cooper Companies, Inc.	814,672	105,264
		190,202
Health Care Providers & Services - 0.6%
AmerisourceBergen Corp.	201,900	13,190
Apollo Hospitals Enterprise Ltd.	936,371	13,810
Cardinal Health, Inc.	431,731	25,325
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Catamaran Corp. (a)	634,600	$ 29,775
HCA Holdings, Inc.	622,300	29,335
Qualicorp SA (a)	1,151,000	10,779
		122,214
Health Care Technology - 0.4%
athenahealth, Inc. (a)(d)	154,575	20,637
Cerner Corp. (a)	1,232,718	69,069
		89,706
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	1,382,139	129,244
Lonza Group AG	58,001	5,184
		134,428
Pharmaceuticals - 3.0%
AbbVie, Inc.	2,819,297	136,595
Actavis PLC (a)	1,067,055	164,945
Allergan, Inc.	346,000	31,351
AVANIR Pharmaceuticals Class A (a)	2,885,556	11,687
Bristol-Myers Squibb Co.	663,800	34,863
Mylan, Inc. (a)	627,600	23,767
Perrigo Co.	207,225	28,574
Questcor Pharmaceuticals, Inc.	608,852	37,365
Shire PLC sponsored ADR	250,259	33,309
Teva Pharmaceutical Industries Ltd. sponsored ADR	481,420	17,856
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,347,700	142,377
		662,689
TOTAL HEALTH CARE		3,072,273
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	1,207,200	104,700
Precision Castparts Corp.	596,000	151,056
The Boeing Co.	1,334,506	174,153
United Technologies Corp.	2,672,600	283,964
		713,873
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	72,900	4,355
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	296,129	$ 38,793
United Parcel Service, Inc. Class B	1,236,200	121,444
		164,592
Airlines - 1.0%
Copa Holdings SA Class A	84,900	12,696
Delta Air Lines, Inc.	2,274,400	59,999
Southwest Airlines Co.	201,314	3,467
Spirit Airlines, Inc. (a)	1,237,100	53,381
U.S. Airways Group, Inc. (a)	2,300,900	50,551
United Continental Holdings, Inc. (a)	1,236,799	41,989
		222,083
Building Products - 0.0%
A.O. Smith Corp.	147,170	7,601
Electrical Equipment - 0.6%
ABB Ltd. sponsored ADR (d)	176,200	4,488
Eaton Corp. PLC	1,620,100	114,314
OSRAM Licht AG (a)	254,871	13,207
		132,009
Industrial Conglomerates - 1.0%
Danaher Corp.	2,848,300	205,334
General Electric Co.	421,400	11,015
		216,349
Machinery - 1.6%
Caterpillar, Inc.	684,700	57,077
Cummins, Inc.	1,356,000	172,239
Ingersoll-Rand PLC	1,204,000	81,306
ITT Corp.	473,900	18,828
Manitowoc Co., Inc.	369,200	7,185
Pentair Ltd.	321,671	21,581
		358,216
Professional Services - 0.6%
Manpower, Inc.	1,535,964	119,959
Towers Watson & Co.	79,700	9,150
Verisk Analytics, Inc. (a)	61,900	4,241
		133,350
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	303,900	$ 43,441
Union Pacific Corp.	840,800	127,297
		170,738
Trading Companies & Distributors - 0.3%
Mills Estruturas e Servicos de Engenharia SA	827,400	11,487
W.W. Grainger, Inc.	70,800	19,043
WESCO International, Inc. (a)	305,300	26,091
		56,621
TOTAL INDUSTRIALS		2,175,432
INFORMATION TECHNOLOGY - 29.6%
Communications Equipment - 2.6%
Cisco Systems, Inc.	2,047,800	46,076
F5 Networks, Inc. (a)	631,600	51,482
Juniper Networks, Inc. (a)	2,603,100	48,522
QUALCOMM, Inc.	5,804,900	403,266
Riverbed Technology, Inc. (a)	652,141	9,665
		559,011
Computers & Peripherals - 5.8%
Apple, Inc.	1,923,955	1,004,978
EMC Corp.	5,721,916	137,727
NCR Corp. (a)	3,222,957	117,799
Stratasys Ltd. (a)	124,900	14,142
		1,274,646
Electronic Equipment & Components - 0.1%
InvenSense, Inc. (a)(d)	1,660,180	28,040
Neonode, Inc. (a)	613,800	3,321
		31,361
Internet Software & Services - 9.3%
58.com, Inc. ADR	54,100	1,305
Baidu.com, Inc. sponsored ADR (a)	145,200	23,363
Cornerstone OnDemand, Inc. (a)	149,200	7,068
Dropbox, Inc. (a)(f)	1,003,814	10,038
eBay, Inc. (a)	383,400	20,209
Facebook, Inc. Class A (a)	9,595,796	482,285
Google, Inc. Class A (a)	1,141,867	1,176,788
Just Dial Ltd.	252,638	5,112
LinkedIn Corp. (a)	357,000	79,850
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Marketo, Inc. (d)	221,851	$ 7,490
NHN Corp.	38,523	21,670
Rackspace Hosting, Inc. (a)	1,235,500	63,295
Tencent Holdings Ltd.	194,600	10,622
Yahoo!, Inc. (a)	3,876,697	127,660
		2,036,755
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	2,515,343	218,659
FleetCor Technologies, Inc. (a)	118,000	13,611
MasterCard, Inc. Class A	446,600	320,257
Visa, Inc. Class A	1,610,700	316,776
		869,303
Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	1,742,265	58,540
Avago Technologies Ltd.	974,100	44,253
Broadcom Corp. Class A	3,723,595	99,494
Cavium, Inc. (a)	268,100	10,807
Cree, Inc. (a)	439,600	26,706
Maxim Integrated Products, Inc.	211,228	6,273
Monolithic Power Systems, Inc.	504,700	16,070
NXP Semiconductors NV (a)	5,823,700	245,294
		507,437
Software - 5.5%
Activision Blizzard, Inc.	6,149,700	102,331
Adobe Systems, Inc. (a)	858,100	46,509
Electronic Arts, Inc. (a)	3,661,996	96,127
Guidewire Software, Inc. (a)	248,300	12,594
Intuit, Inc.	127,200	9,083
Linx SA	124,800	2,256
Microsoft Corp.	9,164,989	323,982
NetSuite, Inc. (a)	100,600	10,149
Oracle Corp.	3,956,200	132,533
Red Hat, Inc. (a)	1,416,500	61,292
salesforce.com, Inc. (a)	5,029,960	268,399
ServiceNow, Inc. (a)	522,500	28,534
Splunk, Inc. (a)	124,100	7,782
Tableau Software, Inc.	50,600	3,110
TiVo, Inc. (a)	1,044,200	13,877
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
VMware, Inc. Class A (a)	409,600	$ 33,292
Workday, Inc. Class A	648,700	48,568
		1,200,418
TOTAL INFORMATION TECHNOLOGY		6,478,931
MATERIALS - 2.2%
Chemicals - 2.1%
Cabot Corp.	600,519	27,990
Celanese Corp. Class A	414,450	23,213
Eastman Chemical Co.	1,196,200	94,249
Huntsman Corp.	1,107,199	25,709
Intrepid Potash, Inc. (d)	779,065	11,569
LyondellBasell Industries NV Class A	294,799	21,992
Mexichem S.A.B. de CV	3,322,800	13,877
Monsanto Co.	1,879,900	197,164
Potash Corp. of Saskatchewan, Inc.	401,061	12,463
The Mosaic Co.	282,455	12,951
Tronox Ltd. Class A	267,073	6,167
		447,344
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	702,100	25,809
TOTAL MATERIALS		473,153
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Jazztel PLC (a)	865,600	9,496
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	2,610,066	72,377
TOTAL TELECOMMUNICATION SERVICES		81,873
TOTAL COMMON STOCKS (Cost $14,097,605)		21,864,094
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (f) (Cost $4,913)	607,766	$ 4,911
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.09% (b)	121,264,368	121,264
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	279,957,232	279,957
TOTAL MONEY MARKET FUNDS (Cost $401,221)		401,221
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $14,503,739)		22,270,226
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(357,436)
NET ASSETS - 100%		$ 21,912,790
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,468,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 9,084
NJOY, Inc.	9/11/13	$ 9,520
NJOY, Inc. Series C	6/7/13	$ 4,913
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	411
Total	$ 423
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 10,232	$ -	$ -	$ -	$ 9,256
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,091,622	$ 5,073,204	$ 3,987	$ 14,431
Consumer Staples	2,604,258	2,574,891	29,367	-
Energy	965,698	965,698	-	-
Financials	925,765	914,596	11,169	-
Health Care	3,072,273	3,071,777	496	-
Industrials	2,175,432	2,175,432	-	-
Information Technology	6,478,931	6,468,893	-	10,038
Materials	473,153	473,153	-	-
Telecommunication Services	81,873	81,873	-	-
Money Market Funds	401,221	401,221	-	-
Total Investments in Securities:	$ 22,270,226	$ 22,200,738	$ 45,019	$ 24,469
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $14,537,410,000. Net unrealized appreciation aggregated $7,732,816,000, of which $7,879,562,000 related to appreciated investment securities and $146,746,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on November 8, 2013, 120,385,000 shares of the Fund held by affiliated entities were redeemed for investments with a value of $7,325,217,000. The Fund recognized a net gain of $3,310,457,000 for book purposes and no gain or loss for federal income tax purposes.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

October 31, 2013

1.809095.110

DGF-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.4%
Delphi Automotive PLC	297,606	$ 17,023
Johnson Controls, Inc.	431,243	19,902
		36,925
Automobiles - 0.6%
Ford Motor Co.	2,173,925	37,196
Harley-Davidson, Inc.	145,135	9,294
		46,490
Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes SA	2,491,800	14,905
H&R Block, Inc.	1,570,520	44,666
Kroton Educacional SA	822,600	12,154
		71,725
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	1,368,672	60,796
Las Vegas Sands Corp.	207,860	14,596
McDonald's Corp.	14,186	1,369
Starbucks Corp.	36,082	2,924
Texas Roadhouse, Inc. Class A	363,594	9,970
Wyndham Worldwide Corp.	514,167	34,141
Yum! Brands, Inc.	465,050	31,447
		155,243
Household Durables - 0.3%
Taylor Wimpey PLC	4,545,749	8,032
Whirlpool Corp.	96,178	14,043
		22,075
Leisure Equipment & Products - 0.3%
Amer Group PLC (A Shares)	255,061	5,243
Mattel, Inc.	35,600	1,580
Polaris Industries, Inc.	128,744	16,859
		23,682
Media - 5.2%
Antena 3 de Television SA (d)	906,172	15,195
CBS Corp. Class B	1,226,413	72,530
Comcast Corp. Class A	1,886,939	89,781
Ipsos SA	227,193	9,583
MDC Partners, Inc. Class A (sub. vtg.)	1,012,739	31,223
Multiplus SA	434,300	5,380
Omnicom Group, Inc.	294,970	20,090
Smiles SA	995,900	13,066
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	656,929	$ 45,059
Time Warner, Inc.	579,207	39,815
Twenty-First Century Fox, Inc. Class A	1,282,893	43,721
Valassis Communications, Inc.	152,155	4,163
Viacom, Inc. Class B (non-vtg.)	632,623	52,691
		442,297
Multiline Retail - 0.0%
The Bon-Ton Stores, Inc.	187,100	2,142
Specialty Retail - 4.0%
American Eagle Outfitters, Inc.	1,227,552	19,015
Best Buy Co., Inc.	252,344	10,800
Body Central Corp. (a)	166,049	930
Foot Locker, Inc.	360,474	12,508
GNC Holdings, Inc.	206,500	12,146
Home Depot, Inc.	948,164	73,852
Kingfisher PLC	1,310,300	7,931
L Brands, Inc.	300,418	18,809
Lewis Group Ltd.	142,200	993
Lowe's Companies, Inc.	1,036,808	51,612
OfficeMax, Inc.	863,181	12,930
Rent-A-Center, Inc.	625,257	21,409
Ross Stores, Inc.	172,091	13,311
Signet Jewelers Ltd.	115,500	8,623
Staples, Inc.	2,702,856	43,570
TJX Companies, Inc.	510,120	31,010
		339,449
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	157,494	7,982
Kering SA	61,404	13,952
NIKE, Inc. Class B	369,468	27,991
VF Corp.	89,495	19,241
		69,166
TOTAL CONSUMER DISCRETIONARY		1,209,194
CONSUMER STAPLES - 10.1%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	176,800	18,328
Beam, Inc.	86,174	5,800
Coca-Cola Enterprises, Inc.	272,087	11,354
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp.	1,807,500	$ 14,805
Dr. Pepper Snapple Group, Inc.	675,014	31,962
Molson Coors Brewing Co. Class B	120,842	6,525
Monster Beverage Corp. (a)	481,425	27,552
The Coca-Cola Co.	2,168,743	85,817
		202,143
Food & Staples Retailing - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	159,850	10,827
CVS Caremark Corp.	934,637	58,190
Kroger Co.	876,483	37,549
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	156,060	8,453
Walgreen Co.	857,158	50,778
		165,797
Food Products - 1.9%
Amira Nature Foods Ltd. (d)	472,372	6,727
Archer Daniels Midland Co.	578,395	23,656
Bunge Ltd.	301,480	24,761
Green Mountain Coffee Roasters, Inc. (a)	254,710	15,998
Greencore Group PLC	26,400	76
Hilton Food Group PLC	685,174	4,702
Ingredion, Inc.	294,842	19,389
Kellogg Co.	342,785	21,681
Marine Harvest ASA (d)	3,226,478	3,783
Mead Johnson Nutrition Co. Class A	130,844	10,685
Mondelez International, Inc.	975,851	32,828
		164,286
Household Products - 1.4%
Energizer Holdings, Inc.	302,029	29,632
Procter & Gamble Co.	917,053	74,052
Svenska Cellulosa AB (SCA) (B Shares)	650,480	18,470
		122,154
Personal Products - 0.2%
Hengan International Group Co. Ltd.	540,000	6,613
Herbalife Ltd.	135,100	8,757
		15,370
Tobacco - 2.2%
British American Tobacco PLC (United Kingdom)	166,700	9,197
Imperial Tobacco Group PLC	381,660	14,252
Japan Tobacco, Inc.	1,042,000	37,703
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	679,204	$ 34,646
Philip Morris International, Inc.	1,014,634	90,424
		186,222
TOTAL CONSUMER STAPLES		855,972
ENERGY - 9.9%
Energy Equipment & Services - 3.4%
BW Offshore Ltd.	8,762,498	12,026
Cameron International Corp. (a)	512,741	28,129
Ensco PLC Class A	775,221	44,691
Essential Energy Services Ltd.	3,204,000	9,065
Halliburton Co.	617,823	32,763
National Oilwell Varco, Inc.	713,742	57,942
Noble Corp.	397,823	14,998
Schlumberger Ltd.	594,218	55,690
ShawCor Ltd. Class A	165,000	6,936
Vantage Drilling Co. (a)	7,095,626	12,630
Xtreme Drilling & Coil Services Corp. (a)	2,548,360	8,579
Xtreme Drilling & Coil Services Corp. (a)(f)(h)	1,092,800	3,679
		287,128
Oil, Gas & Consumable Fuels - 6.5%
Access Midstream Partners LP	370,561	19,840
Anadarko Petroleum Corp.	522,225	49,763
Ardmore Shipping Corp.	479,500	6,272
Atlas Pipeline Partners LP	182,883	7,052
BPZ Energy, Inc. (a)(d)	2,730,178	5,488
Cabot Oil & Gas Corp.	258,000	9,113
Cimarex Energy Co.	172,565	18,180
Cobalt International Energy, Inc. (a)	744,215	17,273
Concho Resources, Inc. (a)	116,674	12,905
ConocoPhillips Co.	481,483	35,293
Double Eagle Petroleum Co. (a)(e)	789,311	2,194
Emerald Oil, Inc. warrants 2/4/16 (a)	171,198	0
Energen Corp.	312,058	24,440
EOG Resources, Inc.	92,979	16,587
EQT Corp.	226,350	19,378
InterOil Corp. (a)(d)	284,355	19,748
Marathon Oil Corp.	287,629	10,142
Markwest Energy Partners LP	367,728	27,315
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
MPLX LP	138,565	$ 5,105
Noble Energy, Inc.	183,700	13,765
Northern Oil & Gas, Inc. (a)(d)	1,964,570	32,278
Occidental Petroleum Corp.	541,323	52,010
Peabody Energy Corp.	1,041,170	20,282
Phillips 66 Co.	320,918	20,677
Phillips 66 Partners LP	157,095	5,278
QEP Midstream Partners LP	133,569	3,061
Rosetta Resources, Inc. (a)	142,150	8,520
Scorpio Tankers, Inc.	422,300	4,873
Southcross Energy Partners LP	459,328	9,278
Suncor Energy, Inc.	876,100	31,838
TAG Oil Ltd. (a)(d)(e)(g)	3,896,100	15,844
TAG Oil Ltd. (e)(f)	146,900	597
The Williams Companies, Inc.	954,138	34,072
		558,461
TOTAL ENERGY		845,589
FINANCIALS - 15.6%
Capital Markets - 2.5%
AllianceBernstein Holding LP	709,485	15,765
Ameriprise Financial, Inc.	107,753	10,833
BlackRock, Inc. Class A	81,832	24,616
GP Investments Ltd. Class A (depositary receipt) (a)	1,813,479	3,254
Invesco Ltd.	653,479	22,055
KKR & Co. LP	833,991	18,306
Monex Group, Inc.	2,871,100	10,474
Morgan Stanley	806,399	23,168
Oaktree Capital Group LLC Class A	279,974	15,936
The Blackstone Group LP	927,764	24,382
UBS AG (NY Shares)	2,337,379	45,252
		214,041
Commercial Banks - 2.8%
Barclays PLC sponsored ADR	2,035,491	34,217
Itau Unibanco Holding SA sponsored ADR	485,257	7,478
Nordea Bank AB	1,004,400	12,865
PNC Financial Services Group, Inc.	300,503	22,096
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	994,815	$ 37,166
Wells Fargo & Co.	2,815,141	120,178
		234,000
Consumer Finance - 0.8%
Capital One Financial Corp.	707,267	48,568
SLM Corp.	920,781	23,360
		71,928
Diversified Financial Services - 5.2%
ASAC II LP (i)	2,514,134	27,789
Bank of America Corp.	7,309,327	102,038
Citigroup, Inc.	2,513,771	122,622
JPMorgan Chase & Co.	2,576,612	132,799
McGraw-Hill Companies, Inc.	441,986	30,798
ORIX Corp.	133,100	2,305
PICO Holdings, Inc. (a)	865,510	20,322
		438,673
Insurance - 2.9%
ACE Ltd.	206,834	19,740
AFLAC, Inc.	255,178	16,581
Allied World Assurance Co. Holdings Ltd.	78,058	8,453
Arthur J. Gallagher & Co.	154,592	7,335
Assured Guaranty Ltd.	1,751,634	35,908
Axis Capital Holdings Ltd.	98,029	4,649
Everest Re Group Ltd.	71,792	11,037
Fidelity National Financial, Inc. Class A	1,144,627	32,221
Marsh & McLennan Companies, Inc.	270,552	12,391
MetLife, Inc.	654,024	30,942
Prudential PLC	355,339	7,267
The Chubb Corp.	272,062	25,051
The Travelers Companies, Inc.	358,988	30,981
Zurich Insurance Group AG	26,645	7,368
		249,924
Real Estate Investment Trusts - 1.2%
American Tower Corp.	170,683	13,544
Beni Stabili SpA SIIQ	6,885,485	4,730
CBL & Associates Properties, Inc.	662,856	13,131
Corrections Corp. of America	125,668	4,650
Cousins Properties, Inc.	1,138,286	12,897
Education Realty Trust, Inc.	178,472	1,631
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust	612,347	$ 7,164
Parkway Properties, Inc.	212,700	3,852
Piedmont Office Realty Trust, Inc. Class A	291,327	5,384
Prologis, Inc.	232,493	9,288
Simon Property Group, Inc.	36,921	5,706
Weyerhaeuser Co.	586,158	17,819
		99,796
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	605,145	14,058
CSI Properties Ltd.	92,130,000	3,208
		17,266
TOTAL FINANCIALS		1,325,628
HEALTH CARE - 13.3%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	85,800	10,549
Alnylam Pharmaceuticals, Inc. (a)	534,300	30,781
Amgen, Inc.	557,815	64,707
Biogen Idec, Inc. (a)	131,428	32,093
Genmab A/S (a)	106,483	4,623
Gilead Sciences, Inc. (a)	976,785	69,342
Grifols SA ADR	710,569	21,431
Infinity Pharmaceuticals, Inc. (a)	674,412	9,138
Isis Pharmaceuticals, Inc. (a)	331,000	11,012
KaloBios Pharmaceuticals, Inc.	76,200	306
KaloBios Pharmaceuticals, Inc. (f)	454,437	1,822
Merrimack Pharmaceuticals, Inc. (a)	391,800	1,050
Theravance, Inc. (a)	600,899	22,017
		278,871
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	148,800	5,439
Ansell Ltd.	216,050	3,980
Baxter International, Inc.	225,914	14,881
Boston Scientific Corp. (a)	1,706,358	19,947
Covidien PLC	288,384	18,488
Genmark Diagnostics, Inc. (a)	963,600	11,660
Hill-Rom Holdings, Inc.	276,883	11,432
Stryker Corp.	371,777	27,459
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Teleflex, Inc.	5,362	$ 494
Zimmer Holdings, Inc.	109,658	9,592
		123,372
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	416,487	27,209
AmSurg Corp. (a)	212,753	9,125
Brookdale Senior Living, Inc. (a)	252,477	6,837
Cardinal Health, Inc.	369,503	21,675
DaVita, Inc. (a)	230,350	12,948
Emeritus Corp. (a)	603,933	11,571
Express Scripts Holding Co. (a)	615,057	38,453
McKesson Corp.	311,611	48,717
Qualicorp SA (a)	861,200	8,065
Quest Diagnostics, Inc.	247,110	14,804
Surgical Care Affiliates, Inc.	131,600	3,455
UnitedHealth Group, Inc.	710,075	48,470
		251,329
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	217,889	11,060
Lonza Group AG	102,749	9,184
Thermo Fisher Scientific, Inc.	236,724	23,147
		43,391
Pharmaceuticals - 5.1%
AbbVie, Inc.	1,101,911	53,388
Actavis PLC (a)	303,469	46,910
Bayer AG	122,300	15,200
Biodelivery Sciences International, Inc. (a)	1,210,638	6,356
Cadence Pharmaceuticals, Inc. (a)	1,817,600	8,961
Dechra Pharmaceuticals PLC	369,717	4,090
Horizon Pharma, Inc. (a)(d)	3,046,172	12,763
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	253,903	77
warrants 9/25/17 (a)	932,200	229
Johnson & Johnson	773,994	71,680
Merck & Co., Inc.	652,616	29,426
Novartis AG sponsored ADR	35,650	2,765
Novo Nordisk A/S Series B	115,737	19,276
Perrigo Co.	87,047	12,003
Pfizer, Inc.	1,318,339	40,447
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	591,682	$ 63,087
Teva Pharmaceutical Industries Ltd. sponsored ADR	756,496	28,058
Valeant Pharmaceuticals International, Inc. (Canada) (a)	200,091	21,138
		435,854
TOTAL HEALTH CARE		1,132,817
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.8%
Finmeccanica SpA (a)(d)	408,466	2,998
General Dynamics Corp.	107,917	9,349
Honeywell International, Inc.	523,507	45,404
Meggitt PLC	1,904,110	17,479
The Boeing Co.	85,800	11,197
United Technologies Corp.	648,626	68,917
		155,344
Air Freight & Logistics - 0.6%
FedEx Corp.	181,125	23,727
United Parcel Service, Inc. Class B	275,510	27,066
		50,793
Building Products - 0.7%
A.O. Smith Corp.	297,712	15,377
Masco Corp.	1,894,894	40,039
		55,416
Commercial Services & Supplies - 0.6%
Iron Mountain, Inc.	395,171	10,488
KAR Auction Services, Inc.	344,200	10,230
Republic Services, Inc.	405,917	13,586
Swisher Hygiene, Inc. (a)(h)	1,253,284	757
Waste Management, Inc.	272,686	11,873
West Corp.	174,000	3,831
		50,765
Construction & Engineering - 0.4%
URS Corp.	628,204	34,061
Electrical Equipment - 1.7%
AMETEK, Inc.	256,842	12,285
Bharat Heavy Electricals Ltd.	908,733	2,081
Eaton Corp. PLC	351,345	24,791
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	298,516	$ 19,992
Generac Holdings, Inc.	489,194	24,142
Hubbell, Inc. Class B	98,731	10,618
OSRAM Licht AG (a)	7,103	368
Prysmian SpA	918,167	22,440
Regal-Beloit Corp.	228,766	16,775
Roper Industries, Inc.	105,858	13,424
		146,916
Industrial Conglomerates - 2.0%
General Electric Co.	5,836,783	152,574
Koninklijke Philips Electronics NV	562,700	19,886
		172,460
Machinery - 2.0%
Andritz AG	147,100	9,062
Cummins, Inc.	165,084	20,969
Global Brass & Copper Holdings, Inc.	460,300	8,621
Illinois Tool Works, Inc.	234,465	18,473
Ingersoll-Rand PLC	509,161	34,384
Manitowoc Co., Inc.	1,201,719	23,385
Pentair Ltd.	323,362	21,694
Stanley Black & Decker, Inc.	375,596	29,706
Watts Water Technologies, Inc. Class A	21,517	1,243
Weg SA	269,600	3,502
		171,039
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	1,518,409	5,466
Professional Services - 0.6%
CRA International, Inc. (a)	92,523	1,763
Dun & Bradstreet Corp.	343,601	37,380
Michael Page International PLC	1,354,386	10,524
		49,667
Road & Rail - 1.2%
Con-way, Inc.	222,396	9,163
CSX Corp.	805,322	20,987
J.B. Hunt Transport Services, Inc.	7,100	533
Norfolk Southern Corp.	174,220	14,986
Union Pacific Corp.	370,265	56,058
		101,727
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co.	609,888	$ 8,459
Watsco, Inc.	53,585	5,106
		13,565
TOTAL INDUSTRIALS		1,007,219
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.0%
Cisco Systems, Inc.	3,698,786	83,223
QUALCOMM, Inc.	1,179,740	81,957
		165,180
Computers & Peripherals - 3.4%
Apple, Inc.	507,880	265,302
EMC Corp.	841,779	20,262
Western Digital Corp.	92,988	6,475
		292,039
Electronic Equipment & Components - 0.6%
Corning, Inc.	872,662	14,914
National Instruments Corp.	163,500	4,750
TE Connectivity Ltd.	579,245	29,825
		49,489
Internet Software & Services - 2.2%
Demandware, Inc. (a)	145,490	7,194
Google, Inc. Class A (a)	147,793	152,313
Mail.Ru Group Ltd.:
GDR (f)	16,600	612
GDR (Reg. S)	264,700	9,762
Velti PLC (i)	1,639,166	398
Yahoo!, Inc. (a)	578,125	19,038
		189,317
IT Services - 3.4%
Accenture PLC Class A	410,793	30,193
Amdocs Ltd.	303,754	11,679
Cap Gemini SA	7,200	474
Cognizant Technology Solutions Corp. Class A (a)	443,144	38,523
Computer Sciences Corp.	67,490	3,325
EPAM Systems, Inc. (a)	287,658	10,779
ExlService Holdings, Inc. (a)	294,059	8,501
Fidelity National Information Services, Inc.	482,635	23,528
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Payments, Inc.	28,400	$ 1,689
MasterCard, Inc. Class A	56,823	40,748
Sapient Corp. (a)	333,033	5,265
Total System Services, Inc.	944,386	28,171
Visa, Inc. Class A	442,528	87,032
		289,907
Office Electronics - 0.4%
Xerox Corp.	3,656,944	36,350
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	168,717	5,669
Applied Micro Circuits Corp. (a)	308,235	3,594
ASML Holding NV	170,622	16,148
Avago Technologies Ltd.	832,051	37,800
LTX-Credence Corp. (a)	1,261,408	7,732
Maxim Integrated Products, Inc.	327,454	9,725
Monolithic Power Systems, Inc.	168,606	5,368
NXP Semiconductors NV (a)	332,103	13,988
RF Micro Devices, Inc. (a)	88,800	466
Samsung Electronics Co. Ltd.	21,268	29,359
Skyworks Solutions, Inc. (a)	711,435	18,341
		148,190
Software - 3.4%
Activision Blizzard, Inc.	1,643,717	27,351
Adobe Systems, Inc. (a)	147,067	7,971
Citrix Systems, Inc. (a)	262,671	14,914
Comverse, Inc.	244,251	7,713
Constellation Software, Inc.	64,700	11,786
Electronic Arts, Inc. (a)	904,586	23,745
Intuit, Inc.	167,984	11,996
Microsoft Corp.	3,020,167	106,763
Oracle Corp.	2,098,576	70,302
Solera Holdings, Inc.	14,219	799
Symantec Corp.	392,705	8,930
		292,270
TOTAL INFORMATION TECHNOLOGY		1,462,742
MATERIALS - 3.7%
Chemicals - 2.0%
Axiall Corp.	384,857	14,967
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Cabot Corp.	650,048	$ 30,299
Eastman Chemical Co.	267,525	21,078
Huntsman Corp.	10,700	248
LyondellBasell Industries NV Class A	298,516	22,269
Monsanto Co.	321,612	33,731
Potash Corp. of Saskatchewan, Inc. (d)	355,300	11,041
PPG Industries, Inc.	77,093	14,076
Royal DSM NV	90,600	6,863
RPM International, Inc.	390,145	15,106
		169,678
Construction Materials - 0.2%
Lafarge SA (Bearer)	100,900	6,984
Vulcan Materials Co.	242,229	12,971
		19,955
Containers & Packaging - 0.3%
Nampak Ltd.	2,559,600	8,465
Rock-Tenn Co. Class A	131,957	14,121
		22,586
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc.	1,123,655	41,306
Ivanhoe Mine Ltd. (a)(f)	7,025,028	17,585
Randgold Resources Ltd. sponsored ADR	186,256	13,764
Turquoise Hill Resources Ltd. (a)	1,731,236	8,352
Walter Energy, Inc. (d)	209,575	3,330
		84,337
Paper & Forest Products - 0.2%
Boise Cascade Co.	133,000	3,406
International Paper Co.	321,858	14,358
		17,764
TOTAL MATERIALS		314,320
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	362,100	12,261
Wireless Telecommunication Services - 0.8%
Megafon OJSC GDR	155,300	5,637
Mobile TeleSystems OJSC sponsored ADR	421,782	9,617
SBA Communications Corp. Class A (a)	166,851	14,594
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SoftBank Corp.	174,500	$ 13,031
Telephone & Data Systems, Inc.	102,985	3,211
Vodafone Group PLC	4,850,900	17,768
		63,858
TOTAL TELECOMMUNICATION SERVICES		76,119
UTILITIES - 2.1%
Electric Utilities - 0.9%
Edison International	465,624	22,830
ITC Holdings Corp.	265,572	26,714
NextEra Energy, Inc.	127,811	10,832
Northeast Utilities	204,089	8,753
Xcel Energy, Inc.	301,943	8,714
		77,843
Gas Utilities - 0.2%
National Fuel Gas Co.	274,095	19,611
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	2,070,196	29,169
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	236,345	5,814
CMS Energy Corp.	35,550	976
PG&E Corp.	489,602	20,490
Sempra Energy	243,945	22,233
		49,513
TOTAL UTILITIES		176,136
TOTAL COMMON STOCKS (Cost $6,406,609)		8,405,736
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye N.V. Series F (a)(i)	276,749	9,659
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	73,300	$ 18,631
TOTAL PREFERRED STOCKS (Cost $25,681)		28,290
Convertible Bonds - 0.3%
	Principal Amount (000s)
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (f)	$ 1,480	1,549
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	7,356	5,469
BPZ Energy, Inc. 8.5% 10/1/17	5,010	4,659
		10,128
TOTAL ENERGY		11,677
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Exelixis, Inc. 4.25% 8/15/19	4,430	4,762
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (i)	4,628	4,628
Electrical Equipment - 0.0%
SolarCity Corp. 2.75% 11/1/18	3,200	3,652
TOTAL INDUSTRIALS		8,280
TOTAL CONVERTIBLE BONDS (Cost $25,613)		24,719
Money Market Funds - 1.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.09% (b)	38,412,892	$ 38,413
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	52,257,288	52,257
TOTAL MONEY MARKET FUNDS (Cost $90,670)		90,670
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $6,548,573)		8,549,415
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(48,283)
NET ASSETS - 100%		$ 8,501,132
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,844,000 or 0.3% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security sold on a delayed delivery basis.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,474,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 25,141
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 4,628
Mobileye N.V. Series F	8/15/13	$ 9,659
Velti PLC	4/19/13	$ 2,459
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	626
Total	$ 636
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Double Eagle Petroleum Co.	$ 3,050	$ -	$ 271	$ -	$ 2,194
PICO Holdings, Inc.	26,509	-	7,803	-	-
TAG Oil Ltd.	13,370	1,311	-	-	15,844
TAG Oil Ltd. (144A)	548	-	-	-	597
Total	$ 43,477	$ 1,311	$ 8,074	$ -	$ 18,635
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,227,825	$ 1,227,825	$ -	$ -
Consumer Staples	855,972	790,744	65,228	-
Energy	845,589	845,589	-	-
Financials	1,325,628	1,277,793	20,046	27,789
Health Care	1,132,817	1,050,148	82,669	-
Industrials	1,007,219	987,333	19,886	-
Information Technology	1,472,401	1,462,344	398	9,659
Materials	314,320	314,320	-	-
Telecommunication Services	76,119	45,320	30,799	-
Utilities	176,136	176,136	-	-
Corporate Bonds	24,719	-	14,622	10,097
Money Market Funds	90,670	90,670	-	-
Total Investments in Securities:	$ 8,549,415	$ 8,268,222	$ 233,648	$ 47,545
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $6,554,853,000. Net unrealized appreciation aggregated $1,994,562,000, of which $2,112,791,000 related to appreciated investment securities and $118,229,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

October 31, 2013

1.809087.110

BCV-QTLY-01213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 1.0%
Johnson Controls, Inc.	70,714	$ 3,263,451
Automobiles - 1.3%
Ford Motor Co.	125,679	2,150,368
General Motors Co. (a)	61,400	2,268,730
		4,419,098
Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	60,053	1,602,815
DeVry, Inc. (d)	47,972	1,722,195
		3,325,010
Media - 0.7%
DISH Network Corp. Class A	52,366	2,524,041
Specialty Retail - 0.5%
Foot Locker, Inc.	51,800	1,797,460
TOTAL CONSUMER DISCRETIONARY		15,329,060
CONSUMER STAPLES - 6.4%
Beverages - 0.2%
PepsiCo, Inc.	9,036	759,837
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	46,782	2,912,647
Wal-Mart Stores, Inc.	53,543	4,109,425
		7,022,072
Food Products - 2.2%
Kraft Foods Group, Inc.	69,394	3,773,646
Mondelez International, Inc.	108,806	3,660,234
		7,433,880
Household Products - 1.9%
Procter & Gamble Co.	78,304	6,323,048
TOTAL CONSUMER STAPLES		21,538,837
ENERGY - 12.5%
Energy Equipment & Services - 0.7%
Cameron International Corp. (a)	36,626	2,009,302
Halliburton Co.	7,588	402,392
		2,411,694
Oil, Gas & Consumable Fuels - 11.8%
Anadarko Petroleum Corp.	44,122	4,204,385
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	101,575	$ 9,019,860
Chevron Corp.	46,135	5,534,355
Exxon Mobil Corp.	124,455	11,153,657
Occidental Petroleum Corp.	102,622	9,859,922
		39,772,179
TOTAL ENERGY		42,183,873
FINANCIALS - 25.1%
Capital Markets - 5.7%
Ares Capital Corp.	106,704	1,853,448
Bank of New York Mellon Corp.	67,200	2,136,960
Carlyle Group LP	51,500	1,592,380
E*TRADE Financial Corp. (a)	267,145	4,517,422
Goldman Sachs Group, Inc.	17,487	2,812,959
Raymond James Financial, Inc.	57,381	2,619,443
State Street Corp.	53,304	3,735,011
		19,267,623
Commercial Banks - 6.3%
Fifth Third Bancorp	220,300	4,192,309
KeyCorp	470,735	5,898,310
U.S. Bancorp	72,597	2,712,224
Wells Fargo & Co.	137,998	5,891,135
Zions Bancorporation	90,987	2,581,301
		21,275,279
Consumer Finance - 1.9%
Capital One Financial Corp.	78,333	5,379,127
Springleaf Holdings, Inc.	51,500	1,046,995
		6,426,122
Diversified Financial Services - 6.4%
Bank of America Corp.	315,635	4,406,265
Citigroup, Inc.	176,487	8,609,036
JPMorgan Chase & Co.	166,316	8,571,927
		21,587,228
Insurance - 4.4%
Allstate Corp.	38,800	2,058,728
American International Group, Inc.	47,075	2,431,424
Fidelity National Financial, Inc. Class A	104,690	2,947,024
MetLife, Inc.	9,919	469,268
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	27,576	$ 1,962,860
The Chubb Corp.	22,316	2,054,857
XL Group PLC Class A	97,981	2,995,279
		14,919,440
Real Estate Investment Trusts - 0.4%
HCP, Inc.	29,747	1,234,501
TOTAL FINANCIALS		84,710,193
HEALTH CARE - 10.6%
Health Care Providers & Services - 0.9%
HCA Holdings, Inc.	43,891	2,069,022
WellPoint, Inc.	11,573	981,390
		3,050,412
Pharmaceuticals - 9.7%
Merck & Co., Inc.	221,232	9,975,351
Pfizer, Inc.	484,701	14,870,627
Zoetis, Inc. Class A	249,332	7,893,851
		32,739,829
TOTAL HEALTH CARE		35,790,241
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.2%
Textron, Inc.	143,849	4,141,413
Industrial Conglomerates - 5.1%
General Electric Co.	654,573	17,110,534
TOTAL INDUSTRIALS		21,251,947
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.7%
Cisco Systems, Inc.	258,985	5,827,163
Computers & Peripherals - 2.3%
Apple, Inc.	12,000	6,268,200
Hewlett-Packard Co.	55,367	1,349,294
		7,617,494
Internet Software & Services - 0.8%
Yahoo!, Inc. (a)	83,830	2,760,522
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
Global Payments, Inc.	32,400	$ 1,927,152
The Western Union Co.	51,263	872,496
		2,799,648
Office Electronics - 1.3%
Xerox Corp.	436,544	4,339,247
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	201,661	5,388,382
Intel Corp.	31,915	779,683
		6,168,065
Software - 6.5%
Activision Blizzard, Inc.	377,046	6,274,045
Comverse, Inc.	83,332	2,631,625
Microsoft Corp.	96,742	3,419,830
Symantec Corp.	205,005	4,661,814
Verint Systems, Inc. (a)	135,049	4,931,989
		21,919,303
TOTAL INFORMATION TECHNOLOGY		51,431,442
MATERIALS - 5.2%
Chemicals - 2.0%
The Dow Chemical Co.	75,492	2,979,669
The Mosaic Co.	84,015	3,852,088
		6,831,757
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	56,112	2,446,483
Metals & Mining - 2.5%
Freeport-McMoRan Copper & Gold, Inc.	79,945	2,938,778
Newmont Mining Corp.	200,975	5,478,579
		8,417,357
TOTAL MATERIALS		17,695,597
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	130,253	4,715,159
Level 3 Communications, Inc. (a)	114,612	3,501,397
tw telecom, Inc. (a)	27,360	862,387
		9,078,943
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc. (a)	144,335	$ 4,002,410
TOTAL TELECOMMUNICATION SERVICES		13,081,353
UTILITIES - 1.1%
Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	98,000	2,410,800
Sempra Energy	12,959	1,181,083
		3,591,883
TOTAL COMMON STOCKS (Cost $283,985,669)		306,604,426
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 11/7/13 to 12/12/13 (e) (Cost $849,991)	$ 850,000	849,982
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	33,543,906	33,543,906
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,915,654	2,915,654
TOTAL MONEY MARKET FUNDS (Cost $36,459,560)		36,459,560
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $321,295,220)		343,913,968
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(6,164,015)
NET ASSETS - 100%		$ 337,749,953
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
169 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2013	$ 14,895,660	$ 452,682

The face value of futures purchased as a percentage of net assets is 4.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $374,990.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,276
Fidelity Securities Lending Cash Central Fund	570
Total	$ 8,846
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,329,060	$ 15,329,060	$ -	$ -
Consumer Staples	21,538,837	21,538,837	-	-
Energy	42,183,873	42,183,873	-	-
Financials	84,710,193	84,710,193	-	-
Health Care	35,790,241	35,790,241	-	-
Industrials	21,251,947	21,251,947	-	-
Information Technology	51,431,442	51,431,442	-	-
Materials	17,695,597	17,695,597	-	-
Telecommunication Services	13,081,353	13,081,353	-	-
Utilities	3,591,883	3,591,883	-	-
U.S. Government and Government Agency Obligations	849,982	-	849,982	-
Money Market Funds	36,459,560	36,459,560	-	-
Total Investments in Securities:	$ 343,913,968	$ 343,063,986	$ 849,982	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 452,682	$ 452,682	$ -	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $327,167,070. Net unrealized appreciation aggregated $16,746,898, of which $34,322,639 related to appreciated investment securities and $17,575,741 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Growth Fund

October 31, 2013

1.823237.109

SCP-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.7%
Standard Motor Products, Inc.	375,195	$ 13,567,051
Tenneco, Inc. (a)	530,000	28,127,100
		41,694,151
Diversified Consumer Services - 2.7%
Grand Canyon Education, Inc. (a)	767,953	36,301,138
Service Corp. International	1,510,000	27,195,100
		63,496,238
Hotels, Restaurants & Leisure - 3.4%
AFC Enterprises, Inc. (a)	320,231	14,275,898
Fiesta Restaurant Group, Inc. (a)	520,000	22,042,800
Papa John's International, Inc.	300,000	22,701,000
Sonic Corp. (a)	1,162,000	22,426,600
		81,446,298
Household Durables - 0.5%
Universal Electronics, Inc. (a)	294,929	11,475,687
Leisure Equipment & Products - 1.2%
Brunswick Corp.	630,000	28,431,900
Media - 0.5%
Cinemark Holdings, Inc.	340,000	11,155,400
Specialty Retail - 1.0%
Murphy U.S.A., Inc.	350,000	14,203,000
Tile Shop Holdings, Inc. (a)(d)	401,100	8,956,563
		23,159,563
Textiles, Apparel & Luxury Goods - 4.1%
Deckers Outdoor Corp. (a)(d)	350,000	24,090,500
G-III Apparel Group Ltd. (a)	470,000	26,658,400
Steven Madden Ltd. (a)	677,100	24,836,028
Wolverine World Wide, Inc.	380,000	21,941,200
		97,526,128
TOTAL CONSUMER DISCRETIONARY		358,385,365
CONSUMER STAPLES - 3.4%
Food Products - 2.7%
Annie's, Inc. (a)(d)	425,000	20,081,250
J&J Snack Foods Corp.	114,858	9,828,399
WhiteWave Foods Co.	1,717,200	34,361,172
		64,270,821
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Inter Parfums, Inc.	469,085	$ 16,493,029
TOTAL CONSUMER STAPLES		80,763,850
ENERGY - 5.1%
Energy Equipment & Services - 2.6%
Dril-Quip, Inc. (a)	150,000	17,613,000
RigNet, Inc. (a)	437,297	16,118,767
Western Energy Services Corp.	1,330,000	10,038,939
Xtreme Drilling & Coil Services Corp. (a)(e)	4,970,000	16,731,118
		60,501,824
Oil, Gas & Consumable Fuels - 2.5%
EPL Oil & Gas, Inc. (a)	300,000	9,564,000
MPLX LP	20,957	772,056
Phillips 66 Partners LP	400,000	13,440,000
Rosetta Resources, Inc. (a)	380,000	22,777,200
Whitecap Resources, Inc. (d)	1,200,000	13,937,563
		60,490,819
TOTAL ENERGY		120,992,643
FINANCIALS - 8.6%
Capital Markets - 0.7%
Virtus Investment Partners, Inc. (a)	85,983	17,499,260
Commercial Banks - 3.3%
BBCN Bancorp, Inc.	1,340,000	19,872,200
City National Corp.	320,000	23,075,200
East West Bancorp, Inc.	403,694	13,600,451
Pacific Premier Bancorp, Inc. (a)	711,247	9,893,446
TCF Financial Corp.	770,000	11,688,600
		78,129,897
Insurance - 2.8%
American Equity Investment Life Holding Co. (d)	500,000	10,420,000
Amerisafe, Inc.	492,900	18,976,650
Primerica, Inc.	430,000	18,468,500
StanCorp Financial Group, Inc.	330,000	19,437,000
		67,302,150
Real Estate Investment Trusts - 0.5%
Piedmont Office Realty Trust, Inc. Class A	650,000	12,012,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.3%
Altisource Residential Corp. Class B	650,100	$ 17,273,157
Howard Hughes Corp. (a)	105,000	12,290,250
		29,563,407
TOTAL FINANCIALS		204,506,714
HEALTH CARE - 17.4%
Biotechnology - 6.0%
Alkermes PLC (a)	175,500	6,175,845
Array BioPharma, Inc. (a)	1,120,000	5,622,400
Celldex Therapeutics, Inc. (a)	610,000	13,975,100
Chimerix, Inc. (d)	341,700	5,176,755
Cubist Pharmaceuticals, Inc. (a)	164,762	10,215,244
Curis, Inc. (a)(d)	1,850,000	7,381,500
Gentium SpA sponsored ADR (a)	64,871	2,738,854
Hyperion Therapeutics, Inc. (a)	200,000	4,006,000
Infinity Pharmaceuticals, Inc. (a)	461,836	6,257,878
Insmed, Inc. (a)	516,400	7,353,536
Isis Pharmaceuticals, Inc. (a)	417,257	13,882,140
Medivation, Inc. (a)	168,200	10,068,452
Novavax, Inc. (a)(d)	2,700,000	8,370,000
OncoGenex Pharmaceuticals, Inc. (a)	78,953	555,040
Stemline Therapeutics, Inc.	149,000	4,146,670
Sunesis Pharmaceuticals, Inc. (a)(d)	1,097,300	5,497,473
Synageva BioPharma Corp. (a)(d)	190,000	9,652,000
Synergy Pharmaceuticals, Inc. (a)(d)	331,824	1,340,569
Theravance, Inc. (a)(d)	119,000	4,360,160
Threshold Pharmaceuticals, Inc. (a)	855,000	3,710,700
Vanda Pharmaceuticals, Inc. (a)	500,000	3,580,000
XOMA Corp. (a)(d)	1,850,000	8,343,500
		142,409,816
Health Care Equipment & Supplies - 3.5%
Cantel Medical Corp.	19,360	679,536
Cerus Corp. (a)	445,000	2,807,950
ICU Medical, Inc. (a)	191,000	11,803,800
Sirona Dental Systems, Inc. (a)	125,000	9,031,250
Steris Corp.	581,000	26,255,390
Teleflex, Inc.	189,300	17,449,674
The Spectranetics Corp. (a)	750,000	15,667,500
		83,695,100
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.0%
BioScrip, Inc. (a)	1,890,000	$ 13,248,900
Centene Corp. (a)	200,000	11,232,000
MEDNAX, Inc. (a)	122,900	13,398,558
Molina Healthcare, Inc. (a)	530,000	16,769,200
MWI Veterinary Supply, Inc. (a)	93,400	14,816,976
Surgical Care Affiliates, Inc.	37,800	992,250
		70,457,884
Health Care Technology - 2.2%
athenahealth, Inc. (a)(d)	235,000	31,374,850
Medidata Solutions, Inc. (a)	198,948	21,945,954
		53,320,804
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	910,000	18,609,500
Pharmaceuticals - 1.9%
Akorn, Inc. (a)	470,000	9,606,800
AVANIR Pharmaceuticals Class A (a)	1,450,000	5,872,500
Biodelivery Sciences International, Inc. (a)(d)	1,257,084	6,599,691
The Medicines Company (a)	400,000	13,568,000
ViroPharma, Inc. (a)	270,000	10,481,400
		46,128,391
TOTAL HEALTH CARE		414,621,495
INDUSTRIALS - 16.4%
Aerospace & Defense - 1.6%
AAR Corp.	650,000	19,032,000
Teledyne Technologies, Inc. (a)	225,700	20,046,674
		39,078,674
Airlines - 1.4%
Spirit Airlines, Inc. (a)	750,000	32,362,500
Building Products - 1.7%
A.O. Smith Corp.	499,988	25,824,380
Lennox International, Inc.	200,000	15,612,000
		41,436,380
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	199,233	5,480,900
KAR Auction Services, Inc.	1,294,800	38,481,455
		43,962,355
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.4%
AECOM Technology Corp. (a)	200,000	$ 6,356,000
EMCOR Group, Inc.	350,000	12,971,000
Tutor Perini Corp. (a)	554,285	12,720,841
		32,047,841
Electrical Equipment - 2.2%
EnerSys	420,000	27,867,000
Generac Holdings, Inc.	409,200	20,194,020
Preformed Line Products Co.	60,306	5,066,910
		53,127,930
Machinery - 2.4%
Harsco Corp.	122,189	3,406,629
ITT Corp.	550,000	21,851,500
Oshkosh Truck Corp.	370,000	17,608,300
Standex International Corp.	231,838	14,260,355
		57,126,784
Professional Services - 2.0%
Huron Consulting Group, Inc. (a)	420,000	24,599,400
WageWorks, Inc. (a)	440,653	22,565,840
		47,165,240
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	137,062	6,484,403
Watsco, Inc.	229,000	21,821,410
WESCO International, Inc. (a)	175,000	14,955,500
		43,261,313
TOTAL INDUSTRIALS		389,569,017
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 0.6%
Plantronics, Inc.	350,000	15,029,000
Computers & Peripherals - 1.6%
Cray, Inc. (a)	672,200	15,030,392
Electronics for Imaging, Inc. (a)	674,800	23,152,388
		38,182,780
Electronic Equipment & Components - 4.1%
FEI Co.	270,000	24,051,600
FLIR Systems, Inc.	760,000	21,644,800
InvenSense, Inc. (a)(d)	1,920,700	32,440,623
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Neonode, Inc. (a)(d)	1,659,522	$ 8,978,014
Parametric Sound Corp. (a)(d)(e)	666,810	9,995,482
		97,110,519
Internet Software & Services - 7.7%
Blucora, Inc. (a)	1,171,143	27,674,109
Cornerstone OnDemand, Inc. (a)	580,000	27,474,600
Demandware, Inc. (a)	390,084	19,289,654
E2open, Inc. (a)(d)	1,204,694	27,105,615
Move, Inc. (a)	1,020,000	17,309,400
NIC, Inc.	1,170,602	28,820,221
Stamps.com, Inc. (a)	600,000	27,264,000
Textura Corp.	184,100	7,056,553
		181,994,152
IT Services - 6.2%
Cardtronics, Inc. (a)	502,668	19,729,719
EPAM Systems, Inc. (a)	400,000	14,988,000
Euronet Worldwide, Inc. (a)	352,805	15,311,737
EVERTEC, Inc.	900,000	21,114,000
Genpact Ltd. (a)	1,050,000	20,821,500
Global Payments, Inc.	290,000	17,249,200
Sapient Corp. (a)	1,750,000	27,667,500
ServiceSource International, Inc. (a)	1,000,000	10,820,000
		147,701,656
Semiconductors & Semiconductor Equipment - 2.0%
Monolithic Power Systems, Inc.	670,000	21,332,800
PDF Solutions, Inc. (a)	1,135,110	26,073,477
		47,406,277
Software - 4.2%
Aspen Technology, Inc. (a)	862,200	32,961,906
CommVault Systems, Inc. (a)	250,000	19,520,000
Destiny Media Technologies, Inc. (a)	1,620,269	3,775,227
Interactive Intelligence Group, Inc. (a)	216,100	13,279,345
SS&C Technologies Holdings, Inc. (a)	560,000	22,008,000
Tyler Technologies, Inc. (a)	98,725	9,547,695
		101,092,173
TOTAL INFORMATION TECHNOLOGY		628,516,557
Common Stocks - continued
	Shares	Value
MATERIALS - 3.9%
Chemicals - 1.6%
Cabot Corp.	387,271	$ 18,050,701
Cytec Industries, Inc.	250,000	20,772,500
		38,823,201
Construction Materials - 0.8%
Eagle Materials, Inc.	245,000	18,377,450
Containers & Packaging - 0.7%
Graphic Packaging Holding Co. (a)	1,950,000	16,380,000
Paper & Forest Products - 0.8%
P.H. Glatfelter Co.	682,573	17,883,413
TOTAL MATERIALS		91,464,064
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
inContact, Inc. (a)	1,300,000	9,867,000
TOTAL COMMON STOCKS (Cost $1,868,448,245)		2,298,686,705
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.09% (b)	57,005,692	57,005,692
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	127,522,029	127,522,029
TOTAL MONEY MARKET FUNDS (Cost $184,527,721)		184,527,721
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $2,052,975,966)		2,483,214,426
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(106,310,489)
NET ASSETS - 100%		$ 2,376,903,937
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,048
Fidelity Securities Lending Cash Central Fund	726,328
Total	$ 736,376
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parametric Sound Corp.	$ 11,382,447	$ -	$ -	$ -	$ 9,995,482
Xtreme Drilling & Coil Services Corp.	14,769,740	3,024,504	-	-	16,731,118
Zedi, Inc.	4,053,675	-	4,333,431	-	-
Total	$ 30,205,862	$ 3,024,504	$ 4,333,431	$ -	$ 26,726,600
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $2,053,810,326. Net unrealized appreciation aggregated $429,404,100, of which $462,947,115 related to appreciated investment securities and $33,543,015 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on November 15, 2013, 70,585,530 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,380,652,586. The Fund recognized a net gain of $304,585,595 for book purposes and no gain or loss for federal income tax purposes.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Small Cap Growth Fund

Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

October 31, 2013

1.824307.109

ASCP-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.7%
Standard Motor Products, Inc.	375,195	$ 13,567,051
Tenneco, Inc. (a)	530,000	28,127,100
		41,694,151
Diversified Consumer Services - 2.7%
Grand Canyon Education, Inc. (a)	767,953	36,301,138
Service Corp. International	1,510,000	27,195,100
		63,496,238
Hotels, Restaurants & Leisure - 3.4%
AFC Enterprises, Inc. (a)	320,231	14,275,898
Fiesta Restaurant Group, Inc. (a)	520,000	22,042,800
Papa John's International, Inc.	300,000	22,701,000
Sonic Corp. (a)	1,162,000	22,426,600
		81,446,298
Household Durables - 0.5%
Universal Electronics, Inc. (a)	294,929	11,475,687
Leisure Equipment & Products - 1.2%
Brunswick Corp.	630,000	28,431,900
Media - 0.5%
Cinemark Holdings, Inc.	340,000	11,155,400
Specialty Retail - 1.0%
Murphy U.S.A., Inc.	350,000	14,203,000
Tile Shop Holdings, Inc. (a)(d)	401,100	8,956,563
		23,159,563
Textiles, Apparel & Luxury Goods - 4.1%
Deckers Outdoor Corp. (a)(d)	350,000	24,090,500
G-III Apparel Group Ltd. (a)	470,000	26,658,400
Steven Madden Ltd. (a)	677,100	24,836,028
Wolverine World Wide, Inc.	380,000	21,941,200
		97,526,128
TOTAL CONSUMER DISCRETIONARY		358,385,365
CONSUMER STAPLES - 3.4%
Food Products - 2.7%
Annie's, Inc. (a)(d)	425,000	20,081,250
J&J Snack Foods Corp.	114,858	9,828,399
WhiteWave Foods Co.	1,717,200	34,361,172
		64,270,821
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Inter Parfums, Inc.	469,085	$ 16,493,029
TOTAL CONSUMER STAPLES		80,763,850
ENERGY - 5.1%
Energy Equipment & Services - 2.6%
Dril-Quip, Inc. (a)	150,000	17,613,000
RigNet, Inc. (a)	437,297	16,118,767
Western Energy Services Corp.	1,330,000	10,038,939
Xtreme Drilling & Coil Services Corp. (a)(e)	4,970,000	16,731,118
		60,501,824
Oil, Gas & Consumable Fuels - 2.5%
EPL Oil & Gas, Inc. (a)	300,000	9,564,000
MPLX LP	20,957	772,056
Phillips 66 Partners LP	400,000	13,440,000
Rosetta Resources, Inc. (a)	380,000	22,777,200
Whitecap Resources, Inc. (d)	1,200,000	13,937,563
		60,490,819
TOTAL ENERGY		120,992,643
FINANCIALS - 8.6%
Capital Markets - 0.7%
Virtus Investment Partners, Inc. (a)	85,983	17,499,260
Commercial Banks - 3.3%
BBCN Bancorp, Inc.	1,340,000	19,872,200
City National Corp.	320,000	23,075,200
East West Bancorp, Inc.	403,694	13,600,451
Pacific Premier Bancorp, Inc. (a)	711,247	9,893,446
TCF Financial Corp.	770,000	11,688,600
		78,129,897
Insurance - 2.8%
American Equity Investment Life Holding Co. (d)	500,000	10,420,000
Amerisafe, Inc.	492,900	18,976,650
Primerica, Inc.	430,000	18,468,500
StanCorp Financial Group, Inc.	330,000	19,437,000
		67,302,150
Real Estate Investment Trusts - 0.5%
Piedmont Office Realty Trust, Inc. Class A	650,000	12,012,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.3%
Altisource Residential Corp. Class B	650,100	$ 17,273,157
Howard Hughes Corp. (a)	105,000	12,290,250
		29,563,407
TOTAL FINANCIALS		204,506,714
HEALTH CARE - 17.4%
Biotechnology - 6.0%
Alkermes PLC (a)	175,500	6,175,845
Array BioPharma, Inc. (a)	1,120,000	5,622,400
Celldex Therapeutics, Inc. (a)	610,000	13,975,100
Chimerix, Inc. (d)	341,700	5,176,755
Cubist Pharmaceuticals, Inc. (a)	164,762	10,215,244
Curis, Inc. (a)(d)	1,850,000	7,381,500
Gentium SpA sponsored ADR (a)	64,871	2,738,854
Hyperion Therapeutics, Inc. (a)	200,000	4,006,000
Infinity Pharmaceuticals, Inc. (a)	461,836	6,257,878
Insmed, Inc. (a)	516,400	7,353,536
Isis Pharmaceuticals, Inc. (a)	417,257	13,882,140
Medivation, Inc. (a)	168,200	10,068,452
Novavax, Inc. (a)(d)	2,700,000	8,370,000
OncoGenex Pharmaceuticals, Inc. (a)	78,953	555,040
Stemline Therapeutics, Inc.	149,000	4,146,670
Sunesis Pharmaceuticals, Inc. (a)(d)	1,097,300	5,497,473
Synageva BioPharma Corp. (a)(d)	190,000	9,652,000
Synergy Pharmaceuticals, Inc. (a)(d)	331,824	1,340,569
Theravance, Inc. (a)(d)	119,000	4,360,160
Threshold Pharmaceuticals, Inc. (a)	855,000	3,710,700
Vanda Pharmaceuticals, Inc. (a)	500,000	3,580,000
XOMA Corp. (a)(d)	1,850,000	8,343,500
		142,409,816
Health Care Equipment & Supplies - 3.5%
Cantel Medical Corp.	19,360	679,536
Cerus Corp. (a)	445,000	2,807,950
ICU Medical, Inc. (a)	191,000	11,803,800
Sirona Dental Systems, Inc. (a)	125,000	9,031,250
Steris Corp.	581,000	26,255,390
Teleflex, Inc.	189,300	17,449,674
The Spectranetics Corp. (a)	750,000	15,667,500
		83,695,100
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.0%
BioScrip, Inc. (a)	1,890,000	$ 13,248,900
Centene Corp. (a)	200,000	11,232,000
MEDNAX, Inc. (a)	122,900	13,398,558
Molina Healthcare, Inc. (a)	530,000	16,769,200
MWI Veterinary Supply, Inc. (a)	93,400	14,816,976
Surgical Care Affiliates, Inc.	37,800	992,250
		70,457,884
Health Care Technology - 2.2%
athenahealth, Inc. (a)(d)	235,000	31,374,850
Medidata Solutions, Inc. (a)	198,948	21,945,954
		53,320,804
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	910,000	18,609,500
Pharmaceuticals - 1.9%
Akorn, Inc. (a)	470,000	9,606,800
AVANIR Pharmaceuticals Class A (a)	1,450,000	5,872,500
Biodelivery Sciences International, Inc. (a)(d)	1,257,084	6,599,691
The Medicines Company (a)	400,000	13,568,000
ViroPharma, Inc. (a)	270,000	10,481,400
		46,128,391
TOTAL HEALTH CARE		414,621,495
INDUSTRIALS - 16.4%
Aerospace & Defense - 1.6%
AAR Corp.	650,000	19,032,000
Teledyne Technologies, Inc. (a)	225,700	20,046,674
		39,078,674
Airlines - 1.4%
Spirit Airlines, Inc. (a)	750,000	32,362,500
Building Products - 1.7%
A.O. Smith Corp.	499,988	25,824,380
Lennox International, Inc.	200,000	15,612,000
		41,436,380
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	199,233	5,480,900
KAR Auction Services, Inc.	1,294,800	38,481,455
		43,962,355
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.4%
AECOM Technology Corp. (a)	200,000	$ 6,356,000
EMCOR Group, Inc.	350,000	12,971,000
Tutor Perini Corp. (a)	554,285	12,720,841
		32,047,841
Electrical Equipment - 2.2%
EnerSys	420,000	27,867,000
Generac Holdings, Inc.	409,200	20,194,020
Preformed Line Products Co.	60,306	5,066,910
		53,127,930
Machinery - 2.4%
Harsco Corp.	122,189	3,406,629
ITT Corp.	550,000	21,851,500
Oshkosh Truck Corp.	370,000	17,608,300
Standex International Corp.	231,838	14,260,355
		57,126,784
Professional Services - 2.0%
Huron Consulting Group, Inc. (a)	420,000	24,599,400
WageWorks, Inc. (a)	440,653	22,565,840
		47,165,240
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	137,062	6,484,403
Watsco, Inc.	229,000	21,821,410
WESCO International, Inc. (a)	175,000	14,955,500
		43,261,313
TOTAL INDUSTRIALS		389,569,017
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 0.6%
Plantronics, Inc.	350,000	15,029,000
Computers & Peripherals - 1.6%
Cray, Inc. (a)	672,200	15,030,392
Electronics for Imaging, Inc. (a)	674,800	23,152,388
		38,182,780
Electronic Equipment & Components - 4.1%
FEI Co.	270,000	24,051,600
FLIR Systems, Inc.	760,000	21,644,800
InvenSense, Inc. (a)(d)	1,920,700	32,440,623
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Neonode, Inc. (a)(d)	1,659,522	$ 8,978,014
Parametric Sound Corp. (a)(d)(e)	666,810	9,995,482
		97,110,519
Internet Software & Services - 7.7%
Blucora, Inc. (a)	1,171,143	27,674,109
Cornerstone OnDemand, Inc. (a)	580,000	27,474,600
Demandware, Inc. (a)	390,084	19,289,654
E2open, Inc. (a)(d)	1,204,694	27,105,615
Move, Inc. (a)	1,020,000	17,309,400
NIC, Inc.	1,170,602	28,820,221
Stamps.com, Inc. (a)	600,000	27,264,000
Textura Corp.	184,100	7,056,553
		181,994,152
IT Services - 6.2%
Cardtronics, Inc. (a)	502,668	19,729,719
EPAM Systems, Inc. (a)	400,000	14,988,000
Euronet Worldwide, Inc. (a)	352,805	15,311,737
EVERTEC, Inc.	900,000	21,114,000
Genpact Ltd. (a)	1,050,000	20,821,500
Global Payments, Inc.	290,000	17,249,200
Sapient Corp. (a)	1,750,000	27,667,500
ServiceSource International, Inc. (a)	1,000,000	10,820,000
		147,701,656
Semiconductors & Semiconductor Equipment - 2.0%
Monolithic Power Systems, Inc.	670,000	21,332,800
PDF Solutions, Inc. (a)	1,135,110	26,073,477
		47,406,277
Software - 4.2%
Aspen Technology, Inc. (a)	862,200	32,961,906
CommVault Systems, Inc. (a)	250,000	19,520,000
Destiny Media Technologies, Inc. (a)	1,620,269	3,775,227
Interactive Intelligence Group, Inc. (a)	216,100	13,279,345
SS&C Technologies Holdings, Inc. (a)	560,000	22,008,000
Tyler Technologies, Inc. (a)	98,725	9,547,695
		101,092,173
TOTAL INFORMATION TECHNOLOGY		628,516,557
Common Stocks - continued
	Shares	Value
MATERIALS - 3.9%
Chemicals - 1.6%
Cabot Corp.	387,271	$ 18,050,701
Cytec Industries, Inc.	250,000	20,772,500
		38,823,201
Construction Materials - 0.8%
Eagle Materials, Inc.	245,000	18,377,450
Containers & Packaging - 0.7%
Graphic Packaging Holding Co. (a)	1,950,000	16,380,000
Paper & Forest Products - 0.8%
P.H. Glatfelter Co.	682,573	17,883,413
TOTAL MATERIALS		91,464,064
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
inContact, Inc. (a)	1,300,000	9,867,000
TOTAL COMMON STOCKS (Cost $1,868,448,245)		2,298,686,705
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.09% (b)	57,005,692	57,005,692
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	127,522,029	127,522,029
TOTAL MONEY MARKET FUNDS (Cost $184,527,721)		184,527,721
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $2,052,975,966)		2,483,214,426
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(106,310,489)
NET ASSETS - 100%		$ 2,376,903,937
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,048
Fidelity Securities Lending Cash Central Fund	726,328
Total	$ 736,376
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parametric Sound Corp.	$ 11,382,447	$ -	$ -	$ -	$ 9,995,482
Xtreme Drilling & Coil Services Corp.	14,769,740	3,024,504	-	-	16,731,118
Zedi, Inc.	4,053,675	-	4,333,431	-	-
Total	$ 30,205,862	$ 3,024,504	$ 4,333,431	$ -	$ 26,726,600
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $2,053,810,326. Net unrealized appreciation aggregated $429,404,100, of which $462,947,115 related to appreciated investment securities and $33,543,015 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on November 15, 2013, 70,585,530 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,380,652,586. The Fund recognized a net gain of $304,585,595 for book purposes and no gain or loss for federal income tax purposes.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund

October 31, 2013

1.824309.109

ASCV-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Diversified Consumer Services - 0.8%
Regis Corp.	2,316,000	$ 33,582,000
Household Durables - 1.4%
Tempur Sealy International, Inc. (a)	1,600,000	61,360,000
Media - 1.3%
Valassis Communications, Inc. (d)(e)	2,103,041	57,539,202
Multiline Retail - 1.4%
Big Lots, Inc. (a)	1,700,000	61,812,000
Specialty Retail - 6.5%
Aarons, Inc. Class A	2,173,900	61,673,543
Asbury Automotive Group, Inc. (a)	450,000	21,622,500
Genesco, Inc. (a)	856,128	58,310,878
Murphy U.S.A., Inc.	1,336,315	54,227,663
Rent-A-Center, Inc.	2,021,167	69,204,758
Tsutsumi Jewelry Co. Ltd.	795,800	19,390,135
		284,429,477
Textiles, Apparel & Luxury Goods - 1.3%
Hanesbrands, Inc.	725,000	49,387,000
Vera Bradley, Inc. (a)(d)	231,000	5,116,650
		54,503,650
TOTAL CONSUMER DISCRETIONARY		553,226,329
CONSUMER STAPLES - 1.3%
Food Products - 1.3%
Post Holdings, Inc. (a)	1,266,600	54,400,470
ENERGY - 5.3%
Energy Equipment & Services - 0.2%
ShawCor Ltd. Class A	236,000	9,920,760
Oil, Gas & Consumable Fuels - 5.1%
Berry Petroleum Co. Class A	2,224,478	106,218,825
World Fuel Services Corp.	3,006,000	114,678,900
		220,897,725
TOTAL ENERGY		230,818,485
Common Stocks - continued
	Shares	Value
FINANCIALS - 38.0%
Capital Markets - 4.6%
Federated Investors, Inc. Class B (non-vtg.) (d)	4,644,763	$ 125,965,972
Waddell & Reed Financial, Inc. Class A	1,200,000	74,100,000
		200,065,972
Commercial Banks - 13.0%
Associated Banc-Corp.	4,500,000	73,170,000
CapitalSource, Inc.	8,128,000	106,314,240
City National Corp.	1,200,000	86,532,000
CVB Financial Corp.	861,688	12,528,944
First Citizen Bancshares, Inc.	250,724	53,085,792
National Penn Bancshares, Inc.	4,400,000	45,628,000
PacWest Bancorp (d)	1,900,000	72,295,000
TCF Financial Corp.	7,700,000	116,886,000
		566,439,976
Consumer Finance - 2.5%
Cash America International, Inc.	817,300	32,242,485
EZCORP, Inc. (non-vtg.) Class A (a)	1,808,588	28,449,089
World Acceptance Corp. (a)(d)	475,000	49,457,000
		110,148,574
Insurance - 8.3%
Aspen Insurance Holdings Ltd.	2,300,000	89,723,000
Endurance Specialty Holdings Ltd.	1,486,000	82,160,940
Platinum Underwriters Holdings Ltd. (e)	1,466,099	91,176,697
ProAssurance Corp.	1,100,000	49,852,000
StanCorp Financial Group, Inc.	850,000	50,065,000
		362,977,637
Real Estate Investment Trusts - 6.1%
DCT Industrial Trust, Inc.	11,980,586	92,849,542
Franklin Street Properties Corp. (e)	5,096,200	67,269,840
Highwoods Properties, Inc. (SBI)	1,720,330	66,404,738
National Retail Properties, Inc. (d)	1,156,000	39,766,400
		266,290,520
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.5%
Astoria Financial Corp. (e)	5,199,999	$ 68,691,987
Washington Federal, Inc.	3,652,100	83,194,838
		151,886,825
TOTAL FINANCIALS		1,657,809,504
HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 2.1%
Hill-Rom Holdings, Inc.	1,060,000	43,767,400
Integra LifeSciences Holdings Corp. (a)	1,050,000	48,069,000
		91,836,400
Health Care Providers & Services - 3.5%
AmSurg Corp. (a)	1,220,000	52,325,800
Chemed Corp.	534,800	36,270,136
MEDNAX, Inc. (a)	600,000	65,412,000
		154,007,936
TOTAL HEALTH CARE		245,844,336
INDUSTRIALS - 15.3%
Commercial Services & Supplies - 8.3%
ACCO Brands Corp. (a)(e)	11,300,000	66,105,000
HNI Corp. (e)	2,336,800	90,784,680
Knoll, Inc.	1,940,000	31,854,800
Quad/Graphics, Inc. (d)(e)	2,675,000	93,411,000
United Stationers, Inc.	1,830,098	81,329,555
		363,485,035
Electrical Equipment - 3.3%
AZZ, Inc.	119,416	5,361,778
EnerSys	1,065,000	70,662,750
GrafTech International Ltd. (a)(e)	7,709,000	68,610,100
		144,634,628
Machinery - 1.5%
Blount International, Inc. (a)(e)	2,975,000	36,235,500
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,050,000	27,310,500
		63,546,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.2%
WESCO International, Inc. (a)	1,138,633	$ 97,307,576
TOTAL INDUSTRIALS		668,973,239
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.0%
Polycom, Inc. (a)	4,374,675	45,496,620
Electronic Equipment & Components - 5.1%
Ingram Micro, Inc. Class A (a)	3,435,000	79,588,950
Ryoyo Electro Corp.	60,900	557,989
SYNNEX Corp. (a)	590,000	36,167,000
Tech Data Corp. (a)(e)	2,058,173	107,148,486
		223,462,425
Internet Software & Services - 2.0%
j2 Global, Inc. (d)	1,576,000	86,648,480
IT Services - 2.1%
CACI International, Inc. Class A (a)(e)	1,265,534	91,093,137
Software - 3.2%
Monotype Imaging Holdings, Inc. (e)	2,085,000	58,838,700
SS&C Technologies Holdings, Inc. (a)	2,020,000	79,386,000
		138,224,700
TOTAL INFORMATION TECHNOLOGY		584,925,362
MATERIALS - 4.2%
Chemicals - 1.4%
PolyOne Corp.	2,068,021	62,661,036
Metals & Mining - 2.8%
Carpenter Technology Corp.	438,880	26,038,750
Haynes International, Inc.	582,903	31,418,472
RTI International Metals, Inc. (a)(e)	1,880,000	63,732,000
		121,189,222
TOTAL MATERIALS		183,850,258
UTILITIES - 4.0%
Electric Utilities - 2.9%
IDACORP, Inc.	212,000	10,939,200
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
UIL Holdings Corp.	1,550,000	$ 59,706,000
UNS Energy Corp.	1,150,000	56,902,000
		127,547,200
Gas Utilities - 1.1%
Southwest Gas Corp.	836,756	45,402,381
TOTAL UTILITIES		172,949,581
TOTAL COMMON STOCKS (Cost $3,132,772,333)		4,352,797,564
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.09% (b)	25,126,764	25,126,764
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	45,900,725	45,900,725
TOTAL MONEY MARKET FUNDS (Cost $71,027,489)		71,027,489
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $3,203,799,822)		4,423,825,053
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(61,089,930)
NET ASSETS - 100%		$ 4,362,735,123
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,424
Fidelity Securities Lending Cash Central Fund	76,705
Total	$ 81,129
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 70,270,150	$ 3,955,917	$ -	$ -	$ 66,105,000
Astoria Financial Corp.	63,439,988	-	-	208,000	68,691,987
Blount International, Inc.	39,210,500	-	-	-	36,235,500
CACI International, Inc. Class A	84,031,458	-	-	-	91,093,137
Columbus McKinnon Corp. (NY Shares)	23,226,000	-	-	-	27,310,500
Franklin Street Properties Corp.	63,888,000	3,975,669	-	930,677	67,269,840
GrafTech International Ltd.	57,971,680	-	-	-	68,610,100
HNI Corp.	97,287,208	-	8,486,591	600,000	90,784,680
Monotype Imaging Holdings, Inc.	61,318,401	-	11,383,882	138,000	58,838,700
Platinum Underwriters Holdings Ltd.	85,165,691	-	-	117,288	91,176,697
Quad/Graphics, Inc.	75,007,000	-	-	802,500	93,411,000
Regis Corp.	57,598,920	-	15,317,805	198,960	-
RTI International Metals, Inc.	57,622,000	-	-	-	63,732,000
Tech Data Corp.	98,763,117	6,654,871	-	-	107,148,486
Valassis Communications, Inc.	60,210,064	-	-	651,943	57,539,202
Total	$ 995,010,177	$ 14,586,457	$ 35,188,278	$ 3,647,368	$ 987,946,829
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 553,226,329	$ 533,836,194	$ 19,390,135	$ -
Consumer Staples	54,400,470	54,400,470	-	-
Energy	230,818,485	230,818,485	-	-
Financials	1,657,809,504	1,657,809,504	-	-
Health Care	245,844,336	245,844,336	-	-
Industrials	668,973,239	668,973,239	-	-
Information Technology	584,925,362	584,367,373	557,989	-
Materials	183,850,258	183,850,258	-	-
Utilities	172,949,581	172,949,581	-	-
Money Market Funds	71,027,489	71,027,489	-	-
Total Investments in Securities:	$ 4,423,825,053	$ 4,403,876,929	$ 19,948,124	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $3,204,543,314. Net unrealized appreciation aggregated $1,219,281,739, of which $1,279,190,591 related to appreciated investment securities and $59,908,852 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on November 8, 2013, 67,200,853 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,338,424,445. The Fund recognized a net gain of $464,750,352 for book purposes and no gain or loss for federal income tax purposes.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Value Fund

October 31, 2013

1.823236.109

SCV-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Diversified Consumer Services - 0.8%
Regis Corp.	2,316,000	$ 33,582,000
Household Durables - 1.4%
Tempur Sealy International, Inc. (a)	1,600,000	61,360,000
Media - 1.3%
Valassis Communications, Inc. (d)(e)	2,103,041	57,539,202
Multiline Retail - 1.4%
Big Lots, Inc. (a)	1,700,000	61,812,000
Specialty Retail - 6.5%
Aarons, Inc. Class A	2,173,900	61,673,543
Asbury Automotive Group, Inc. (a)	450,000	21,622,500
Genesco, Inc. (a)	856,128	58,310,878
Murphy U.S.A., Inc.	1,336,315	54,227,663
Rent-A-Center, Inc.	2,021,167	69,204,758
Tsutsumi Jewelry Co. Ltd.	795,800	19,390,135
		284,429,477
Textiles, Apparel & Luxury Goods - 1.3%
Hanesbrands, Inc.	725,000	49,387,000
Vera Bradley, Inc. (a)(d)	231,000	5,116,650
		54,503,650
TOTAL CONSUMER DISCRETIONARY		553,226,329
CONSUMER STAPLES - 1.3%
Food Products - 1.3%
Post Holdings, Inc. (a)	1,266,600	54,400,470
ENERGY - 5.3%
Energy Equipment & Services - 0.2%
ShawCor Ltd. Class A	236,000	9,920,760
Oil, Gas & Consumable Fuels - 5.1%
Berry Petroleum Co. Class A	2,224,478	106,218,825
World Fuel Services Corp.	3,006,000	114,678,900
		220,897,725
TOTAL ENERGY		230,818,485
Common Stocks - continued
	Shares	Value
FINANCIALS - 38.0%
Capital Markets - 4.6%
Federated Investors, Inc. Class B (non-vtg.) (d)	4,644,763	$ 125,965,972
Waddell & Reed Financial, Inc. Class A	1,200,000	74,100,000
		200,065,972
Commercial Banks - 13.0%
Associated Banc-Corp.	4,500,000	73,170,000
CapitalSource, Inc.	8,128,000	106,314,240
City National Corp.	1,200,000	86,532,000
CVB Financial Corp.	861,688	12,528,944
First Citizen Bancshares, Inc.	250,724	53,085,792
National Penn Bancshares, Inc.	4,400,000	45,628,000
PacWest Bancorp (d)	1,900,000	72,295,000
TCF Financial Corp.	7,700,000	116,886,000
		566,439,976
Consumer Finance - 2.5%
Cash America International, Inc.	817,300	32,242,485
EZCORP, Inc. (non-vtg.) Class A (a)	1,808,588	28,449,089
World Acceptance Corp. (a)(d)	475,000	49,457,000
		110,148,574
Insurance - 8.3%
Aspen Insurance Holdings Ltd.	2,300,000	89,723,000
Endurance Specialty Holdings Ltd.	1,486,000	82,160,940
Platinum Underwriters Holdings Ltd. (e)	1,466,099	91,176,697
ProAssurance Corp.	1,100,000	49,852,000
StanCorp Financial Group, Inc.	850,000	50,065,000
		362,977,637
Real Estate Investment Trusts - 6.1%
DCT Industrial Trust, Inc.	11,980,586	92,849,542
Franklin Street Properties Corp. (e)	5,096,200	67,269,840
Highwoods Properties, Inc. (SBI)	1,720,330	66,404,738
National Retail Properties, Inc. (d)	1,156,000	39,766,400
		266,290,520
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.5%
Astoria Financial Corp. (e)	5,199,999	$ 68,691,987
Washington Federal, Inc.	3,652,100	83,194,838
		151,886,825
TOTAL FINANCIALS		1,657,809,504
HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 2.1%
Hill-Rom Holdings, Inc.	1,060,000	43,767,400
Integra LifeSciences Holdings Corp. (a)	1,050,000	48,069,000
		91,836,400
Health Care Providers & Services - 3.5%
AmSurg Corp. (a)	1,220,000	52,325,800
Chemed Corp.	534,800	36,270,136
MEDNAX, Inc. (a)	600,000	65,412,000
		154,007,936
TOTAL HEALTH CARE		245,844,336
INDUSTRIALS - 15.3%
Commercial Services & Supplies - 8.3%
ACCO Brands Corp. (a)(e)	11,300,000	66,105,000
HNI Corp. (e)	2,336,800	90,784,680
Knoll, Inc.	1,940,000	31,854,800
Quad/Graphics, Inc. (d)(e)	2,675,000	93,411,000
United Stationers, Inc.	1,830,098	81,329,555
		363,485,035
Electrical Equipment - 3.3%
AZZ, Inc.	119,416	5,361,778
EnerSys	1,065,000	70,662,750
GrafTech International Ltd. (a)(e)	7,709,000	68,610,100
		144,634,628
Machinery - 1.5%
Blount International, Inc. (a)(e)	2,975,000	36,235,500
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,050,000	27,310,500
		63,546,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.2%
WESCO International, Inc. (a)	1,138,633	$ 97,307,576
TOTAL INDUSTRIALS		668,973,239
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.0%
Polycom, Inc. (a)	4,374,675	45,496,620
Electronic Equipment & Components - 5.1%
Ingram Micro, Inc. Class A (a)	3,435,000	79,588,950
Ryoyo Electro Corp.	60,900	557,989
SYNNEX Corp. (a)	590,000	36,167,000
Tech Data Corp. (a)(e)	2,058,173	107,148,486
		223,462,425
Internet Software & Services - 2.0%
j2 Global, Inc. (d)	1,576,000	86,648,480
IT Services - 2.1%
CACI International, Inc. Class A (a)(e)	1,265,534	91,093,137
Software - 3.2%
Monotype Imaging Holdings, Inc. (e)	2,085,000	58,838,700
SS&C Technologies Holdings, Inc. (a)	2,020,000	79,386,000
		138,224,700
TOTAL INFORMATION TECHNOLOGY		584,925,362
MATERIALS - 4.2%
Chemicals - 1.4%
PolyOne Corp.	2,068,021	62,661,036
Metals & Mining - 2.8%
Carpenter Technology Corp.	438,880	26,038,750
Haynes International, Inc.	582,903	31,418,472
RTI International Metals, Inc. (a)(e)	1,880,000	63,732,000
		121,189,222
TOTAL MATERIALS		183,850,258
UTILITIES - 4.0%
Electric Utilities - 2.9%
IDACORP, Inc.	212,000	10,939,200
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
UIL Holdings Corp.	1,550,000	$ 59,706,000
UNS Energy Corp.	1,150,000	56,902,000
		127,547,200
Gas Utilities - 1.1%
Southwest Gas Corp.	836,756	45,402,381
TOTAL UTILITIES		172,949,581
TOTAL COMMON STOCKS (Cost $3,132,772,333)		4,352,797,564
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.09% (b)	25,126,764	25,126,764
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	45,900,725	45,900,725
TOTAL MONEY MARKET FUNDS (Cost $71,027,489)		71,027,489
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $3,203,799,822)		4,423,825,053
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(61,089,930)
NET ASSETS - 100%		$ 4,362,735,123
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,424
Fidelity Securities Lending Cash Central Fund	76,705
Total	$ 81,129
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 70,270,150	$ 3,955,917	$ -	$ -	$ 66,105,000
Astoria Financial Corp.	63,439,988	-	-	208,000	68,691,987
Blount International, Inc.	39,210,500	-	-	-	36,235,500
CACI International, Inc. Class A	84,031,458	-	-	-	91,093,137
Columbus McKinnon Corp. (NY Shares)	23,226,000	-	-	-	27,310,500
Franklin Street Properties Corp.	63,888,000	3,975,669	-	930,677	67,269,840
GrafTech International Ltd.	57,971,680	-	-	-	68,610,100
HNI Corp.	97,287,208	-	8,486,591	600,000	90,784,680
Monotype Imaging Holdings, Inc.	61,318,401	-	11,383,882	138,000	58,838,700
Platinum Underwriters Holdings Ltd.	85,165,691	-	-	117,288	91,176,697
Quad/Graphics, Inc.	75,007,000	-	-	802,500	93,411,000
Regis Corp.	57,598,920	-	15,317,805	198,960	-
RTI International Metals, Inc.	57,622,000	-	-	-	63,732,000
Tech Data Corp.	98,763,117	6,654,871	-	-	107,148,486
Valassis Communications, Inc.	60,210,064	-	-	651,943	57,539,202
Total	$ 995,010,177	$ 14,586,457	$ 35,188,278	$ 3,647,368	$ 987,946,829
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 553,226,329	$ 533,836,194	$ 19,390,135	$ -
Consumer Staples	54,400,470	54,400,470	-	-
Energy	230,818,485	230,818,485	-	-
Financials	1,657,809,504	1,657,809,504	-	-
Health Care	245,844,336	245,844,336	-	-
Industrials	668,973,239	668,973,239	-	-
Information Technology	584,925,362	584,367,373	557,989	-
Materials	183,850,258	183,850,258	-	-
Utilities	172,949,581	172,949,581	-	-
Money Market Funds	71,027,489	71,027,489	-	-
Total Investments in Securities:	$ 4,423,825,053	$ 4,403,876,929	$ 19,948,124	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $3,204,543,314. Net unrealized appreciation aggregated $1,219,281,739, of which $1,279,190,591 related to appreciated investment securities and $59,908,852 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on November 8, 2013, 67,200,853 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,338,424,445. The Fund recognized a net gain of $464,750,352 for book purposes and no gain or loss for federal income tax purposes.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Small Cap
Opportunities Fund

October 31, 2013

1.858552.107

SMO-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.5%
Dorman Products, Inc.	315,349	$ 15,329,115
Gentherm, Inc. (a)	505,708	11,808,282
Tenneco, Inc. (a)	385,386	20,452,435
		47,589,832
Hotels, Restaurants & Leisure - 2.0%
Chuys Holdings, Inc. (a)	277,287	10,425,991
Del Frisco's Restaurant Group, Inc. (a)	633,472	11,465,843
Interval Leisure Group, Inc.	906,530	22,001,483
Life Time Fitness, Inc. (a)	426,151	19,355,778
		63,249,095
Household Durables - 0.5%
KB Home (d)	913,192	15,496,868
Internet & Catalog Retail - 0.6%
HSN, Inc.	340,207	17,826,847
Leisure Equipment & Products - 0.7%
Brunswick Corp.	487,790	22,013,963
Media - 1.1%
MDC Partners, Inc. Class A (sub. vtg.)	514,200	15,852,786
Nexstar Broadcasting Group, Inc. Class A	434,675	19,295,223
		35,148,009
Specialty Retail - 4.2%
Ascena Retail Group, Inc. (a)	940,645	18,615,365
Conn's, Inc. (a)(d)	404,073	24,422,172
Francescas Holdings Corp. (a)(d)	1,267,535	22,802,955
GameStop Corp. Class A	363,526	19,928,495
Genesco, Inc. (a)	359,125	24,460,004
Rent-A-Center, Inc.	576,319	19,733,163
The Men's Wearhouse, Inc.	98,400	4,162,320
		134,124,474
Textiles, Apparel & Luxury Goods - 2.1%
Fifth & Pacific Companies, Inc. (a)	993,708	26,323,325
Hanesbrands, Inc.	218,998	14,918,144
Steven Madden Ltd. (a)	703,139	25,791,139
		67,032,608
TOTAL CONSUMER DISCRETIONARY		402,481,696
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.5%
Beverages - 0.3%
Cott Corp.	1,301,700	$ 10,661,793
Food & Staples Retailing - 1.3%
Fresh Market, Inc. (a)	161,375	8,215,601
Susser Holdings Corp. (a)	311,470	17,081,015
United Natural Foods, Inc. (a)	219,510	15,683,990
		40,980,606
Food Products - 1.9%
Cal-Maine Foods, Inc.	120,510	6,113,472
Calavo Growers, Inc. (d)	345,159	10,247,771
Fresh Del Monte Produce, Inc.	596,113	15,850,645
J&J Snack Foods Corp.	128,250	10,974,353
WhiteWave Foods Co.	764,700	15,301,647
		58,487,888
TOTAL CONSUMER STAPLES		110,130,287
ENERGY - 6.1%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	281,600	14,961,408
Total Energy Services, Inc.	761,850	13,488,468
		28,449,876
Oil, Gas & Consumable Fuels - 5.2%
Atlas Pipeline Partners LP	487,915	18,814,002
Cloud Peak Energy, Inc. (a)	821,900	12,829,859
Energen Corp.	85,738	6,715,000
Genesis Energy LP	168,146	8,568,720
PDC Energy, Inc. (a)	421,885	28,608,022
Rosetta Resources, Inc. (a)	555,142	33,275,211
Stone Energy Corp. (a)	963,912	33,601,972
Targa Resources Corp.	284,700	22,081,332
		164,494,118
TOTAL ENERGY		192,943,994
FINANCIALS - 21.6%
Capital Markets - 1.7%
AURELIUS AG	488,607	16,678,031
Waddell & Reed Financial, Inc. Class A	598,141	36,935,207
		53,613,238
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 8.7%
Associated Banc-Corp.	1,798,628	$ 29,245,691
Bank of the Ozarks, Inc.	489,687	24,229,713
Banner Bank	827,044	31,642,703
BBCN Bancorp, Inc.	1,629,310	24,162,667
Cathay General Bancorp	864,124	21,283,374
City National Corp.	421,278	30,378,357
East West Bancorp, Inc.	715,112	24,092,123
MB Financial, Inc.	1,060,349	31,492,365
National Penn Bancshares, Inc.	1,934,044	20,056,036
PacWest Bancorp (d)	1,054,225	40,113,257
		276,696,286
Insurance - 3.3%
Allied World Assurance Co. Holdings Ltd.	330,171	35,754,218
Amerisafe, Inc.	694,201	26,726,739
Aspen Insurance Holdings Ltd.	609,490	23,776,205
Primerica, Inc.	439,275	18,866,861
		105,124,023
Real Estate Investment Trusts - 6.7%
Cousins Properties, Inc.	2,287,920	25,922,134
DuPont Fabros Technology, Inc. (d)	335,355	8,333,572
First Industrial Realty Trust, Inc.	1,403,192	25,355,679
Glimcher Realty Trust	1,519,759	15,577,530
Home Properties, Inc.	314,091	18,942,828
Kite Realty Group Trust	3,183,569	20,374,842
National Retail Properties, Inc. (d)	575,741	19,805,490
Parkway Properties, Inc.	1,288,646	23,337,379
Pennsylvania Real Estate Investment Trust (SBI)	1,461,602	26,498,844
Ramco-Gershenson Properties Trust (SBI)	1,672,250	27,190,785
		211,339,083
Thrifts & Mortgage Finance - 1.2%
Washington Federal, Inc.	760,260	17,318,723
WSFS Financial Corp.	275,789	19,307,988
		36,626,711
TOTAL FINANCIALS		683,399,341
HEALTH CARE - 10.7%
Biotechnology - 4.8%
ACADIA Pharmaceuticals, Inc. (a)(d)	378,991	8,614,465
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Agios Pharmaceuticals, Inc. (d)	35,900	$ 831,444
Agios Pharmaceuticals, Inc.	128,706	2,682,748
ARIAD Pharmaceuticals, Inc. (a)	1,609,357	3,540,585
BioMarin Pharmaceutical, Inc. (a)	89,244	5,606,308
Bluebird Bio, Inc. (d)	69,100	1,468,375
Celldex Therapeutics, Inc. (a)	358,649	8,216,649
Cubist Pharmaceuticals, Inc. (a)	107,007	6,634,434
Curis, Inc. (a)	986,057	3,934,367
Discovery Laboratories, Inc. (a)(d)	3,135,598	6,459,332
Dyax Corp. (a)	1,080,915	8,885,121
Hyperion Therapeutics, Inc. (a)	216,866	4,343,826
Insmed, Inc. (a)	442,517	6,301,442
Intercept Pharmaceuticals, Inc.	125,920	6,829,901
InterMune, Inc. (a)	440,653	6,208,801
Isis Pharmaceuticals, Inc. (a)(d)	404,272	13,450,129
Medivation, Inc. (a)	120,214	7,196,010
MEI Pharma, Inc. (a)	724,305	5,808,926
Mirati Therapeutics, Inc. (a)(d)	220,700	3,718,795
Neurocrine Biosciences, Inc. (a)	696,856	6,578,321
Novavax, Inc. (a)	2,508,470	7,776,257
PTC Therapeutics, Inc. (a)(d)	294,114	5,291,111
Synageva BioPharma Corp. (a)	145,913	7,412,380
Theravance, Inc. (a)	160,649	5,886,179
XOMA Corp. (a)	1,653,311	7,456,433
		151,132,339
Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. (a)	147,127	8,395,067
Cerus Corp. (a)(d)	2,464,040	15,548,092
ICU Medical, Inc. (a)	110,488	6,828,158
Insulet Corp. (a)	272,436	10,630,453
Invacare Corp.	71,694	1,539,270
Steris Corp.	351,397	15,879,630
Teleflex, Inc.	85,382	7,870,513
Thoratec Corp. (a)	80,200	3,463,838
		70,155,021
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	200,380	8,688,477
BioScrip, Inc. (a)	973,316	6,822,945
MEDNAX, Inc. (a)	84,245	9,184,390
Molina Healthcare, Inc. (a)	368,086	11,646,241
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Surgical Care Affiliates, Inc.	183,600	$ 4,819,500
Team Health Holdings, Inc. (a)	390,401	16,959,019
Tenet Healthcare Corp. (a)	200,424	9,458,009
		67,578,581
Health Care Technology - 0.5%
HMS Holdings Corp. (a)	168,458	3,559,518
Medidata Solutions, Inc. (a)	112,502	12,410,096
		15,969,614
Life Sciences Tools & Services - 0.5%
Bruker BioSciences Corp. (a)	724,904	14,824,287
Pharmaceuticals - 0.6%
Biodelivery Sciences International, Inc. (a)(d)	1,120,026	5,880,137
ViroPharma, Inc. (a)	367,734	14,275,434
		20,155,571
TOTAL HEALTH CARE		339,815,413
INDUSTRIALS - 15.3%
Aerospace & Defense - 1.4%
AAR Corp.	569,157	16,664,917
Teledyne Technologies, Inc. (a)	303,934	26,995,418
		43,660,335
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	515,263	18,925,610
UTI Worldwide, Inc.	624,200	9,487,840
		28,413,450
Building Products - 0.5%
Ply Gem Holdings, Inc.	999,223	14,888,423
Commercial Services & Supplies - 1.8%
Tetra Tech, Inc. (a)	618,468	16,160,569
United Stationers, Inc.	456,800	20,300,192
West Corp.	957,952	21,094,103
		57,554,864
Construction & Engineering - 1.6%
Chicago Bridge & Iron Co. NV	279,249	20,689,558
MasTec, Inc. (a)	415,057	13,269,372
URS Corp.	335,040	18,165,869
		52,124,799
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.0%
General Cable Corp.	710,110	$ 23,383,922
SolarCity Corp. (d)	146,100	7,784,208
		31,168,130
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	247,400	17,981,032
Machinery - 2.4%
Actuant Corp. Class A	598,231	22,469,556
Navistar International Corp. (a)(d)	554,753	20,059,868
TriMas Corp. (a)	508,321	19,245,033
Wabtec Corp.	216,550	14,116,895
		75,891,352
Marine - 0.2%
DryShips, Inc. (a)(d)	2,884,403	7,932,108
Professional Services - 1.8%
Dun & Bradstreet Corp.	205,106	22,313,482
Huron Consulting Group, Inc. (a)	108,720	6,367,730
Stantec, Inc. (d)	467,800	27,799,250
		56,480,462
Trading Companies & Distributors - 3.1%
Applied Industrial Technologies, Inc.	377,242	17,847,319
DXP Enterprises, Inc. (a)	376,129	34,566,255
Kaman Corp.	417,699	15,530,049
Titan Machinery, Inc. (a)(d)	437,925	7,724,997
Watsco, Inc.	225,477	21,485,703
		97,154,323
TOTAL INDUSTRIALS		483,249,278
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 2.7%
Aruba Networks, Inc. (a)	1,868,272	35,048,783
Finisar Corp. (a)	170,419	3,921,341
Ixia (a)	874,054	12,394,086
Polycom, Inc. (a)	1,077,429	11,205,262
Radware Ltd. (a)	750,034	11,228,009
Riverbed Technology, Inc. (a)	732,234	10,851,708
		84,649,189
Computers & Peripherals - 2.6%
Cray, Inc. (a)	469,707	10,502,649
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Datalink Corp. (a)	976,440	$ 10,028,039
Electronics for Imaging, Inc. (a)	351,700	12,066,827
Quantum Corp. (a)	9,868,411	12,236,830
Silicon Graphics International Corp. (a)	1,237,443	15,802,147
Super Micro Computer, Inc. (a)	1,464,048	20,379,548
		81,016,040
Electronic Equipment & Components - 0.5%
InvenSense, Inc. (a)	900	15,201
Neonode, Inc. (a)	933,690	5,051,263
TTM Technologies, Inc. (a)	1,164,293	10,187,564
		15,254,028
Internet Software & Services - 3.1%
Bankrate, Inc. (a)	978,832	16,483,531
Demand Media, Inc. (a)	863,623	4,128,118
Digital River, Inc. (a)	385,014	6,868,650
EarthLink, Inc.	1,360,895	6,886,129
LivePerson, Inc. (a)	1,191,315	11,126,882
Move, Inc. (a)	751,023	12,744,860
Points International Ltd. (a)	638,189	13,567,898
Rackspace Hosting, Inc. (a)	266,517	13,653,666
Unwired Planet, Inc.	1,285,679	2,082,800
Web.com Group, Inc. (a)	419,841	11,314,715
		98,857,249
IT Services - 4.1%
EPAM Systems, Inc. (a)	302,400	11,330,928
Euronet Worldwide, Inc. (a)	853,379	37,036,649
ExlService Holdings, Inc. (a)	693,962	20,062,441
Heartland Payment Systems, Inc. (d)	314,820	12,734,469
InterXion Holding N.V. (a)	767,381	17,235,377
Sapient Corp. (a)	1,201,047	18,988,553
ServiceSource International, Inc. (a)	1,269,976	13,741,140
		131,129,557
Semiconductors & Semiconductor Equipment - 1.1%
Atmel Corp. (a)	983,997	7,163,498
Monolithic Power Systems, Inc.	278,677	8,873,076
Skyworks Solutions, Inc. (a)	781,958	20,158,877
		36,195,451
Software - 2.5%
Ellie Mae, Inc. (a)	221,926	6,413,661
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	863,003	$ 13,428,327
Parametric Technology Corp. (a)	598,878	16,600,898
Rovi Corp. (a)	704,059	11,800,029
SS&C Technologies Holdings, Inc. (a)	313,774	12,331,318
Synchronoss Technologies, Inc. (a)	534,014	18,487,565
		79,061,798
TOTAL INFORMATION TECHNOLOGY		526,163,312
MATERIALS - 4.9%
Chemicals - 2.5%
Axiall Corp.	612,507	23,820,397
Cabot Corp.	488,894	22,787,349
Kronos Worldwide, Inc.	973,035	15,091,773
PolyOne Corp.	600,101	18,183,060
		79,882,579
Construction Materials - 0.4%
Eagle Materials, Inc.	162,066	12,156,571
Containers & Packaging - 0.3%
Silgan Holdings, Inc.	200,117	9,019,273
Metals & Mining - 1.7%
Carpenter Technology Corp.	255,541	15,161,248
Royal Gold, Inc.	79,058	3,797,946
Walter Energy, Inc. (d)	601,550	9,558,630
Worthington Industries, Inc.	607,621	24,632,955
		53,150,779
TOTAL MATERIALS		154,209,202
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Towerstream Corp. (a)(d)(e)	5,386,878	12,928,507
UTILITIES - 2.5%
Electric Utilities - 2.1%
Allete, Inc.	228,921	11,567,378
Cleco Corp.	367,300	17,020,682
El Paso Electric Co.	284,780	10,015,713
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PNM Resources, Inc.	619,131	$ 14,809,614
Portland General Electric Co.	492,682	14,139,973
		67,553,360
Gas Utilities - 0.4%
Atmos Energy Corp.	297,076	13,151,555
TOTAL UTILITIES		80,704,915
TOTAL COMMON STOCKS (Cost $2,365,541,605)		2,986,025,945
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 1/2/14 to 1/23/14 (f) (Cost $2,919,844)	$ 2,920,000	2,919,826
Money Market Funds - 11.7%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	207,421,117	207,421,117
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	162,678,915	162,678,915
TOTAL MONEY MARKET FUNDS (Cost $370,100,032)		370,100,032
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.09%, dated 10/31/13 due 11/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,403,000)	$ 2,403,006	$ 2,403,000
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $2,740,964,481)		3,361,448,803
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(196,893,499)
NET ASSETS - 100%		$ 3,164,555,304
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
539 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2013	$ 59,171,420	$ (475,430)

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,444,846.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,403,000 due 11/01/13 at 0.09%
Barclays Capital, Inc.	$ 671,881
Merrill Lynch, Pierce, Fenner & Smith, Inc.	467,982
UBS Securities LLC	1,263,137
$ 2,403,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,123
Fidelity Securities Lending Cash Central Fund	89,723
Total	$ 116,846
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Towerstream Corp.	$ 14,782,688	$ 837,719	$ -	$ -	$ 12,928,507
Total	$ 14,782,688	$ 837,719	$ -	$ -	$ 12,928,507
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 402,481,696	$ 402,481,696	$ -	$ -
Consumer Staples	110,130,287	110,130,287	-	-
Energy	192,943,994	192,943,994	-	-
Financials	683,399,341	683,399,341	-	-
Health Care	339,815,413	337,132,665	2,682,748	-
Industrials	483,249,278	483,249,278	-	-
Information Technology	526,163,312	526,163,312	-	-
Materials	154,209,202	154,209,202	-	-
Telecommunication Services	12,928,507	12,928,507	-	-
Utilities	80,704,915	80,704,915	-	-
U.S. Government and Government Agency Obligations	2,919,826	-	2,919,826	-
Money Market Funds	370,100,032	370,100,032	-	-
Cash Equivalents	2,403,000	-	2,403,000	-
Total Investments in Securities:	$ 3,361,448,803	$ 3,353,443,229	$ 8,005,574	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (475,430)	$ (475,430)	$ -	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $2,742,468,288. Net unrealized appreciation aggregated $618,980,515, of which $702,856,587 related to appreciated investment securities and $83,876,072 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on November 15, 2013, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments valued at $1,380,652,586 in exchange for 103,972,613 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor® Real Estate Income Fund:
Class A
Class T
Class C
Institutional Class
October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity® Real Estate Income Fund

1.907555.104

REIA-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 32.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)	4,620	$ 7,125,103
FINANCIALS - 31.5%
Capital Markets - 0.3%
Ellington Financial LLC	519,500	11,844,600
Real Estate Investment Trusts - 30.4%
Acadia Realty Trust (SBI) (g)	2,937,149	78,333,764
AG Mortgage Investment Trust, Inc.	578,800	9,457,592
American Residential Properties, Inc. (a)	456,042	7,857,604
American Tower Corp.	251,100	19,924,785
Anworth Mortgage Asset Corp.	1,320,710	6,484,686
Apartment Investment & Management Co. Class A	1,317,300	36,858,054
Arbor Realty Trust, Inc. (g)	2,855,075	18,986,249
Associated Estates Realty Corp. (f)	629,808	9,661,255
AvalonBay Communities, Inc.	214,700	26,848,235
BioMed Realty Trust, Inc.	1,166,500	23,236,680
Blackstone Mortgage Trust, Inc.	62,900	1,540,421
Boardwalk (REIT)	126,200	7,178,748
Brixmor Property Group, Inc.	180,900	3,735,585
Canadian (REIT)	131,600	5,360,430
CBL & Associates Properties, Inc.	2,124,373	42,083,829
Cedar Shopping Centers, Inc.	921,410	5,261,251
Chambers Street Properties (f)	604,193	5,637,121
Chartwell Retirement Residence	459,700	4,726,403
Chartwell Retirement Residence (h)	78,500	807,097
Chesapeake Lodging Trust	332,000	7,825,240
CYS Investments, Inc.	2,004,739	17,020,234
DCT Industrial Trust, Inc.	1,063,300	8,240,575
DiamondRock Hospitality Co.	623,300	7,099,387
Douglas Emmett, Inc.	829,400	20,676,942
DuPont Fabros Technology, Inc.	119,200	2,962,120
Dynex Capital, Inc.	1,989,943	17,193,108
EastGroup Properties, Inc.	209,900	13,362,234
Ellington Residential Mortgage REIT	260,000	4,061,200
Empire State Realty Trust, Inc.	100	1,415
Equity Lifestyle Properties, Inc.	2,401,760	91,242,862
Equity Residential (SBI)	339,400	17,770,984
Excel Trust, Inc.	1,333,928	16,113,850
First Potomac Realty Trust	1,349,015	16,579,394
Glimcher Realty Trust	1,192,200	12,220,050
H&R REIT/H&R Finance Trust	284,100	5,885,542
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hatteras Financial Corp.	438,000	$ 7,971,600
HCP, Inc.	181,100	7,515,650
Highwoods Properties, Inc. (SBI)	245,000	9,457,000
Lexington Corporate Properties Trust	3,180,882	37,216,319
LTC Properties, Inc.	499,513	19,705,788
MFA Financial, Inc.	14,093,793	104,434,991
Mid-America Apartment Communities, Inc.	580,700	38,558,480
Monmouth Real Estate Investment Corp. Class A	249,773	2,302,907
National Retail Properties, Inc.	173,700	5,975,280
Newcastle Investment Corp.	2,356,900	13,528,606
NorthStar Realty Finance Corp.	3,197,700	29,834,541
Piedmont Office Realty Trust, Inc. Class A	763,000	14,100,240
Prologis, Inc.	839,387	33,533,511
Redwood Trust, Inc. (f)	745,600	13,062,912
Retail Properties America, Inc. (f)	897,650	12,845,372
Select Income (REIT)	416,600	11,477,330
Senior Housing Properties Trust (SBI)	911,300	22,454,432
Simon Property Group, Inc.	147,100	22,734,305
Stag Industrial, Inc.	848,669	17,745,669
Summit Hotel Properties, Inc.	566,400	5,205,216
Terreno Realty Corp.	1,248,964	22,206,580
Two Harbors Investment Corp.	1,644,280	15,341,132
Ventas, Inc.	966,746	63,070,509
Washington REIT (SBI)	412,300	10,806,383
Weyerhaeuser Co.	634,800	19,297,920
WP Carey, Inc. (f)	139,400	9,285,434
		1,141,903,033
Real Estate Management & Development - 0.7%
Brookfield Asset Management, Inc. Class A	267,600	10,594,666
Howard Hughes Corp. (a)	26,500	3,101,825
Kennedy-Wilson Holdings, Inc.	664,021	13,306,981
		27,003,472
Thrifts & Mortgage Finance - 0.1%
Home Loan Servicing Solutions Ltd.	174,700	4,124,667
TOTAL FINANCIALS		1,184,875,772
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc. (a)	554,700	$ 15,021,276
Emeritus Corp. (a)	562,574	10,778,918
		25,800,194
TOTAL COMMON STOCKS (Cost $1,109,515,237)		1,217,801,069
Preferred Stocks - 14.3%

Convertible Preferred Stocks - 1.1%
FINANCIALS - 1.1%
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,392,813
CommonWealth REIT 6.50%	396,216	8,546,379
Excel Trust, Inc. 7.00% (h)	248,200	6,110,684
Health Care REIT, Inc. Series I, 6.50%	46,800	2,765,590
Lexington Corporate Properties Trust Series C, 6.50%	388,432	17,867,872
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,404,800
Weyerhaeuser Co. Series A, 6.375%	20,000	1,101,800
		41,189,938
Nonconvertible Preferred Stocks - 13.2%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	162,925	4,138,295
FINANCIALS - 13.1%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,008,073
Real Estate Investment Trusts - 12.9%
AG Mortgage Investment Trust, Inc. 8.00%	324,817	7,275,901
American Capital Agency Corp. 8.00%	200,000	5,084,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
American Homes 4 Rent Series A, 5.00% (a)	190,000	4,845,000
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,356,312
Series C, 7.625%	77,837	1,870,423
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.: - continued
Series D, 7.50%	213,116	$ 5,093,472
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,527,105
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,452,545
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,261,368
Arbor Realty Trust, Inc.:
Series A, 8.25% (g)	189,089	4,761,261
Series B, 7.75% (g)	240,000	5,628,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,231,344
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	27,000	684,180
Series E, 9.00%	85,751	2,217,521
Boston Properties, Inc. 5.25%	12,200	266,204
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,255,493
CapLease, Inc.:
Series A, 8.125%	70,306	1,767,493
Series B, 8.375%	439,766	11,060,115
Series C, 7.25%	210,000	5,262,600
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,936,571
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,174,431
Series E, 6.625%	95,000	2,213,500
Cedar Shopping Centers, Inc. Series B, 7.25%	326,128	7,536,818
CenterPoint Properties Trust Series D, 5.377%	3,575	2,305,875
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,494,066
Colony Financial, Inc. Series A, 8.50%	282,171	7,172,787
CommonWealth REIT 7.50%	93,300	1,935,975
Coresite Realty Corp. Series A, 7.25%	258,224	6,055,353
Corporate Office Properties Trust Series L, 7.375%	80,000	1,968,800
CubeSmart Series A, 7.75%	40,000	1,015,200
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,645,149
Series B, 7.50% (a)	311,567	6,477,478
DDR Corp.:
Series J, 6.50%	237,721	5,229,862
Series K, 6.25%	228,888	4,799,781
Digital Realty Trust, Inc.:
Series E, 7.00%	40,000	924,000
Series G, 5.875%	145,444	2,795,434
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP Series L, 6.60%	10,666	$ 255,237
Dynex Capital, Inc.:
Series A, 8.50%	362,932	8,699,480
Series B, 7.625%	252,120	5,395,368
Equity Lifestyle Properties, Inc. Series C, 6.75%	924,148	21,735,961
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,027,200
Excel Trust, Inc. Series B, 8.125%	400,000	10,100,000
First Potomac Realty Trust 7.75%	415,296	10,353,329
General Growth Properties, Inc. Series A, 6.375%	40,986	899,643
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,966,194
Glimcher Realty Trust:
6.875%	256,115	5,621,724
Series G, 8.125%	109,192	2,759,282
Series H, 7.50%	198,527	4,724,943
Hatteras Financial Corp. Series A, 7.625%	197,288	4,454,763
Health Care REIT, Inc. Series J, 6.50%	20,000	460,000
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,104,085
Series C, 6.875%	50,000	1,150,000
Hospitality Properties Trust Series D, 7.125%	40,800	1,005,312
Hudson Pacific Properties, Inc. 8.375%	394,069	10,407,362
Inland Real Estate Corp. Series A, 8.125%	423,500	10,854,305
Invesco Mortgage Capital, Inc. Series A, 7.75%	113,342	2,525,260
Investors Real Estate Trust Series B, 7.95%	126,572	3,255,432
iStar Financial, Inc.:
Series E, 7.875%	156,008	3,599,105
Series F, 7.80%	279,421	6,323,297
Kilroy Realty Corp. Series G, 6.875%	40,000	918,400
Kite Realty Group Trust 8.25%	96,100	2,441,901
LaSalle Hotel Properties:
Series G, 7.25%	42,026	1,021,652
Series H, 7.50%	126,308	3,092,020
Series I, 6.375%	192,698	4,037,023
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,760,000
Series B, 7.625% (a)	31,240	601,370
MFA Financial, Inc.:
8.00%	538,930	13,510,975
Series B, 7.50% (a)	567,024	12,990,520
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	$ 2,024,000
Series B, 7.875%	95,000	2,419,650
National Retail Properties, Inc.:
5.70% (a)	82,104	1,633,870
Series D, 6.625%	62,437	1,426,061
New York Mortgage Trust, Inc. Series B, 7.75%	123,101	2,512,491
Newcastle Investment Corp. Series B, 9.75%	1,025	26,712
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	5,360,565
Series C, 8.875%	275,338	6,839,396
Series D, 8.50%	161,601	3,918,824
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,389,280
Series B, 8.00%	185,085	4,728,922
Series C, 6.50%	178,160	3,764,521
Pennsylvania (REIT) 7.375%	76,510	1,859,193
Prologis, Inc. Series Q, 8.54%	94,446	5,430,645
PS Business Parks, Inc. 6.875%	50,000	1,227,000
Regency Centers Corp. Series 6, 6.625%	62,261	1,418,928
Retail Properties America, Inc. 7.00%	194,782	4,433,238
Sabra Health Care REIT, Inc. Series A, 7.125%	200,000	4,876,000
Saul Centers, Inc.:
Series A, 8.00%	38,072	965,125
Series C, 6.875%	315,478	7,167,660
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,392,000
Series B, 6.625%	80,000	1,752,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	92,323	2,157,589
Series B, 8.25%	80,000	1,832,000
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,656,326
Series B, 7.875%	190,173	4,801,868
Series C, 7.125%	153,212	3,476,380
Sun Communities, Inc. Series A, 7.125%	360,000	8,586,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	60,362	1,545,267
Taubman Centers, Inc. Series K, 6.25%	96,120	2,074,270
Terreno Realty Corp. Series A, 7.75%	213,690	5,553,803
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc. Series A, 8.25%	600,000	$ 15,504,000
Urstadt Biddle Properties, Inc. Series F, 7.125%	210,000	5,023,200
Vornado Realty LP 7.875%	54,682	1,446,339
Weingarten Realty Investors (SBI) Series F, 6.50%	49,813	1,205,973
Winthrop Realty Trust:
7.75%	540,000	13,851,000
Series D, 9.25%	65,000	1,728,350
		483,641,030
Real Estate Management & Development - 0.1%
Kennedy-Wilson, Inc. 7.75%	141,574	3,546,429
TOTAL FINANCIALS		491,195,532
TOTAL NONCONVERTIBLE PREFERRED STOCKS		495,333,827
TOTAL PREFERRED STOCKS (Cost $555,525,420)		536,523,765
Corporate Bonds - 20.4%
		Principal Amount (e)
Convertible Bonds - 2.8%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	4,312,688
FINANCIALS - 2.7%
Diversified Financial Services - 0.4%
IAS Operating Partnership LP 5% 3/15/18 (h)		15,490,000	14,570,281
Real Estate Investment Trusts - 2.3%
Annaly Capital Management, Inc. 5% 5/15/15		31,396,000	31,925,808
Ares Commercial Real Estate Corp. 7% 12/15/15 (h)		14,700,000	14,883,750
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (h)		1,000,000	1,025,000
Colony Financial, Inc. 5% 4/15/23		9,000,000	9,382,500
NorthStar Realty Finance LP 5.375% 6/15/33 (h)		2,000,000	2,048,800
PennyMac Corp. 5.375% 5/1/20 (h)		4,000,000	3,875,000
Redwood Trust, Inc. 4.625% 4/15/18		8,500,000	8,574,375
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Starwood Property Trust, Inc.:
4% 1/15/19		$ 3,000,000	$ 3,198,750
4.55% 3/1/18		9,000,000	9,624,600
			84,538,583
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. 3.625% 8/15/20 (h)		1,000,000	1,061,875
Grubb & Ellis Co. 7.95% 5/1/15 (d)(h)		5,500,000	11,000
			1,072,875
TOTAL FINANCIALS			100,181,739
TOTAL CONVERTIBLE BONDS			104,494,427
Nonconvertible Bonds - 17.6%
CONSUMER DISCRETIONARY - 5.9%
Hotels, Restaurants & Leisure - 0.9%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16		3,505,000	3,685,508
FelCor Lodging LP:
5.625% 3/1/23		2,000,000	1,970,000
6.75% 6/1/19		5,875,000	6,256,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		4,000,000	4,110,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (h)		4,500,000	4,511,250
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (h)		2,000,000	1,935,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,615,646	11,123,896
			33,592,529
Household Durables - 5.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		10,000,000	9,850,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		1,000,000	992,500
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,663,450
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc.:
4.75% 5/15/17		$ 2,000,000	$ 2,115,000
5.75% 8/15/23		2,510,000	2,604,125
KB Home:
8% 3/15/20		8,465,000	9,311,500
9.1% 9/15/17		8,115,000	9,453,975
Lennar Corp.:
4.125% 12/1/18		5,520,000	5,533,800
5.6% 5/31/15		6,000,000	6,297,420
6.5% 4/15/16		4,000,000	4,380,000
6.95% 6/1/18		14,280,000	15,957,900
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,269,675
Meritage Homes Corp.:
7% 4/1/22		7,525,000	7,976,500
7.15% 4/15/20		7,060,000	7,677,750
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,644,413
8.4% 5/15/17		5,420,000	6,354,950
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,340,000
8.375% 5/15/18		28,983,000	33,620,280
10.75% 9/15/16		8,415,000	10,182,150
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,635,250
William Lyon Homes, Inc.:
8.5% 11/15/20		13,595,000	14,546,650
8.5% 11/15/20 (h)		1,955,000	2,091,850
			186,499,138
TOTAL CONSUMER DISCRETIONARY			220,091,667
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		907,635	1,019,954
FINANCIALS - 10.3%
Diversified Financial Services - 0.5%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	4,957,088
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (h)		$ 3,000,000	$ 3,075,000
7.75% 1/15/16		5,820,000	5,994,600
8% 1/15/18		5,240,000	5,495,450
			19,522,138
Real Estate Investment Trusts - 7.2%
American Tower Corp. 3.4% 2/15/19		1,000,000	1,012,159
Camden Property Trust 5% 6/15/15		1,100,000	1,167,449
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,780,419
6.25% 6/15/14		8,355,000	8,618,993
CubeSmart LP 4.8% 7/15/22		2,000,000	2,106,532
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,250,164
7.5% 4/1/17		6,000,000	7,027,470
7.5% 7/15/18		8,756,000	10,492,017
7.875% 9/1/20		4,637,000	5,756,919
9.625% 3/15/16		3,836,000	4,539,561
DuPont Fabros Technology LP 5.875% 9/15/21 (h)		1,000,000	1,025,000
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,769,633
6.25% 1/15/17		3,000,000	3,358,158
Equity Residential 5.125% 3/15/16		7,201,000	7,876,576
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,340,407
6% 3/1/15		1,000,000	1,064,165
6% 1/30/17		2,383,000	2,686,763
7.072% 6/8/15		1,500,000	1,637,750
Health Care REIT, Inc.:
3.625% 3/15/16		7,685,000	8,077,204
4.125% 4/1/19		2,000,000	2,124,810
6.2% 6/1/16		2,750,000	3,077,201
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	3,798,200
5.75% 1/15/21		3,095,000	3,410,439
6.5% 1/17/17		2,875,000	3,237,992
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,511,396
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP: - continued
5.85% 3/15/17		$ 2,800,000	$ 3,106,132
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,241,785
5.625% 3/15/17		915,000	998,947
7.875% 8/15/14		1,000,000	1,019,579
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,075,794
6.25% 8/15/16		9,675,000	10,412,999
6.25% 6/15/17		1,055,000	1,139,850
6.65% 1/15/18		4,246,000	4,667,203
iStar Financial, Inc.:
3.875% 7/1/16		2,855,000	2,904,963
5.85% 3/15/17		3,587,000	3,784,285
5.875% 3/15/16		34,260,000	36,358,425
6.05% 4/15/15		14,630,000	15,251,775
7.125% 2/15/18		5,725,000	6,225,938
9% 6/1/17		9,175,000	10,688,875
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,727,325
6.875% 5/1/21		2,000,000	2,150,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	1,856,564
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	6,110,145
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,315,925
7.5% 2/15/20		1,000,000	1,095,000
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,125,000
Prologis LP:
6.625% 5/15/18		6,480,000	7,648,318
7.625% 7/1/17		4,690,000	5,463,573
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,361,600
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,196,960
6.75% 4/15/20		13,624,000	15,211,891
6.75% 12/15/21		8,000,000	8,930,976
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		$ 1,000,000	$ 1,046,070
5.25% 1/15/16		4,000,000	4,307,296
			271,170,570
Real Estate Management & Development - 2.5%
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,101,586
Brandywine Operating Partnership LP 7.5% 5/15/15		1,000,000	1,092,726
CB Richard Ellis Services, Inc.:
5% 3/15/23		6,020,000	5,846,925
6.625% 10/15/20		1,205,000	1,298,388
Colonial Properties Trust 6.25% 6/15/14		3,094,000	3,194,673
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,782,323
Corporate Office Properties LP 3.6% 5/15/23		5,000,000	4,599,975
ERP Operating LP 5.25% 9/15/14		4,815,000	5,002,838
Host Hotels & Resorts LP 5.25% 3/15/22		2,000,000	2,115,842
Howard Hughes Corp. 6.875% 10/1/21 (h)		7,715,000	7,985,025
Kennedy-Wilson, Inc. 8.75% 4/1/19		20,410,000	22,451,000
Realogy Corp. 7.875% 2/15/19 (h)		7,085,000	7,740,363
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,810,350
5.875% 6/15/17		400,000	447,096
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		3,000,000	2,909,595
3.125% 11/30/15		13,807,000	14,407,218
4% 4/30/19		2,262,000	2,397,084
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,164,154
			94,347,161
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		3,651,671	3,286,504
TOTAL FINANCIALS			388,326,373
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21 (h)		$ 1,370,000	$ 1,404,250
7.75% 2/15/19		10,410,000	11,229,788
			12,634,038
Health Care Providers & Services - 0.7%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,795,000	2,732,113
8.125% 11/1/18		21,426,000	23,247,210
			25,979,323
TOTAL HEALTH CARE			38,613,361
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		4,235,000	4,044,425
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		3,050,000	3,233,000
TOTAL INDUSTRIALS			7,277,425
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,000,000	3,022,500
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 5.25% 1/15/23		4,000,000	3,960,000
TOTAL NONCONVERTIBLE BONDS			662,311,280
TOTAL CORPORATE BONDS (Cost $721,270,609)			766,805,707
Asset-Backed Securities - 3.1%
		Principal Amount (e)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.53% 3/23/19 (h)(i)		$ 40,485	$ 41,092
Capital Trust RE CDO Ltd.:
Series 2005-1A Class D, 1.6725% 3/20/50 (h)(i)		2,250,000	98,550
Series 2005-3A Class A2, 5.16% 6/25/35 (h)		738,351	756,810
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4936% 1/20/37 (h)(i)		414,886	394,141
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		1,048,048	1,037,567
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4929% 4/7/52 (h)(i)		3,958,137	3,760,230
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33 (i)		500,000	432,357
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (h)		546,580	311,059
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		792,346	594,260
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,306,747	9,025,293
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6271% 11/28/39 (h)(i)		593,252	17,798
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,698,596
Series 1997-3 Class M1, 7.53% 3/15/28		7,182,324	5,941,756
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.6702% 6/25/35 (i)(k)		560,423	23,746
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7202% 8/26/30 (h)(i)		735,000	714,788
Class E, 2.1702% 8/26/30 (h)(i)		1,420,000	946,146
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class D2, 2.388% 5/16/44 (h)		3,000,000	2,967,054
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,069,023	522,789
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33 (i)		1,923,000	2,053,360
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.4302% 2/25/47 (h)(i)		6,080,675	5,922,578
Class A2, 0.4602% 2/25/47 (h)(i)		21,240,000	19,838,160
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (h)		899,989	773,990
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (h)		1,800,843	1,820,252
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9156% 2/5/36 (h)(i)		$ 3,720,572	$ 372
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (h)(i)		2,000,000	1,360,000
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (h)(i)		4,021,348	4,063,975
Class A1B, 0.5806% 9/25/26 (h)(i)		22,506,000	21,466,223
Class A2B, 0.5606% 9/25/26 (h)(i)		766,098	754,607
Class B, 0.6106% 9/25/26 (h)(i)		3,450,000	3,389,625
Class C, 0.7806% 9/25/26 (h)(i)		7,030,000	6,793,089
Class E, 0.9806% 9/25/26 (h)(i)		1,000,000	925,000
Class F, 1.4006% 9/25/26 (h)(i)		3,483,000	3,165,350
Class G, 1.6006% 9/25/26 (h)(i)		1,599,000	1,449,174
Class H, 1.9006% 9/25/26 (h)(i)		1,535,000	1,385,338
Class J, 3.0006% 9/25/26 (h)(i)		1,500,000	1,351,950
Class K, 3.5006% 9/25/26 (h)(i)		2,475,000	2,190,375
Class L, 4.2506% 9/25/26 (h)(i)		1,500,000	1,344,450
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5831% 11/21/40 (h)(i)		8,303,763	7,722,500
Class F, 2.2131% 11/21/40 (h)(i)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $115,873,827)			117,104,400
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.354% 6/15/22 (h)(i)		1,443,387	1,431,129
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (h)		42,378	11,866
Series 2002-R2 Class 2B3, 3.5891% 7/25/33 (h)(i)		192,904	79,812
Series 2003-40 Class B3, 4.5% 10/25/18 (h)		35,734	1,280
Series 2003-R3:
Class B2, 5.5% 11/25/33 (h)		1,216,608	243,054
Class B3, 5.5% 11/25/33		39,071	539
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (h)(i)		86,246	8,877
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5328% 12/25/46 (h)(i)		4,500,000	4,757,396
Series 2010-K7 Class B, 5.6189% 4/25/20 (h)(i)		3,200,000	3,433,376
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		1,759,575	1,866,675
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.124% 7/10/35 (h)(i)		$ 195,968	$ 200,554
Series 2005-A Class B6, 2.174% 3/10/37 (h)(i)		301,875	1,354
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		21,401	18,834
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.674% 12/10/35 (h)(i)		201,120	57,647
Series 2004-A Class B7, 4.424% 2/10/36 (h)(i)		214,760	92,419
Series 2004-B Class B7, 4.174% 2/10/36 (h)(i)		265,384	94,797
TOTAL PRIVATE SPONSOR			12,299,609
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		132,206	63,483
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1727% 2/25/42 (h)(i)		92,170	50,135
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.7413% 12/25/42 (i)(k)		203,057	48,244
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.1276% 6/25/43 (h)(i)		136,776	56,765
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.1263% 10/25/42 (h)(i)		59,478	31,711
TOTAL U.S. GOVERNMENT AGENCY			250,338
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,591,162)			12,549,947
Commercial Mortgage Securities - 12.5%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (k)		2,852,894	2,830,049
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,294,999
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.4628% 11/10/42 (i)		3,580,000	3,779,105
Series 2005-5 Class D, 5.403% 10/10/45 (i)		4,000,000	4,063,688
Series 2005-6 Class AJ, 5.3579% 9/10/47 (i)		5,000,000	5,322,645
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.174% 3/15/22 (h)(i)		760,684	570,589
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.674% 8/15/17 (h)(i)		4,900,000	5,047,980
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.61% 3/11/39 (i)		$ 5,700,000	$ 5,904,974
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7642% 4/12/38 (h)(i)		2,520,000	2,692,890
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.924% 8/15/26 (h)(i)		2,500,000	2,501,653
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.107% 9/10/46 (i)		2,750,000	2,506,020
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		4,300,000	3,028,060
Series 2012-CR5 Class D, 4.4795% 12/10/45 (h)(i)		2,000,000	1,889,390
Series 2013-CR10 Class D, 4.958% 8/10/46 (h)(i)		2,000,000	1,774,283
Series 2013-CR12 Class D, 5.086% 10/10/46 (h)(i)		1,500,000	1,354,688
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		1,000,000	858,517
COMM pass-thru certificates floater Series 2006-FL12:
Class AJ, 0.304% 12/15/20 (h)(i)		2,268,683	2,236,291
Class B, 0.344% 12/15/20 (h)(i)		2,599,623	2,554,489
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		3,000,000	2,893,668
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		5,000,000	5,235,210
Series 2012-CR1:
Class C, 5.5468% 5/15/45 (i)		1,000,000	1,060,650
Class D, 5.5468% 5/15/45 (h)(i)		5,550,000	5,412,776
Series 2012-CR2:
Class D, 5.0199% 8/15/45 (h)(i)		4,500,000	4,426,376
Class E, 5.0199% 8/15/45 (h)(i)		6,000,000	5,580,858
Series 2012-LC4:
Class C, 5.8236% 12/10/44 (i)		2,000,000	2,147,998
Class D, 5.8236% 12/10/44 (h)(i)		8,000,000	7,765,496
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,776,784	1,904,860
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		2,495,985	2,597,140
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7285% 11/10/46 (h)(i)		12,490,000	12,594,154
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		404,403	403,926
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4009% 6/10/31 (h)(i)		150,791	150,885
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		10,950,000	11,275,158
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6621% 12/25/43 (i)(j)		$ 12,206,096	$ 1,801,547
Series K012 Class X3, 2.3659% 1/25/41 (i)(j)		21,072,886	2,778,123
Series K013 Class X3, 2.8849% 1/25/43 (i)(j)		14,360,000	2,362,636
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,570,561
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		1,572,719	1,608,106
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		832,860	921,088
Series 1999-C3 Class J, 6.974% 8/15/36 (h)		1,500,000	1,542,663
Series 2000-C1 Class K, 7% 3/15/33		187,239	138,201
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (h)(i)		1,400,000	1,401,527
Series 2010-C1:
Class D, 6.1245% 8/10/43 (h)(i)		4,000,000	4,295,964
Class E, 4% 8/10/43 (h)		3,770,000	2,991,141
Series 2012-GCJ7:
Class C, 5.9065% 5/10/45 (i)		6,500,000	6,979,784
Class D, 5.9065% 5/10/45 (h)(i)		2,000,000	1,979,970
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3998% 12/10/43 (h)(i)		3,000,000	2,955,252
Series 2011-GC5:
Class C, 5.4743% 8/10/44 (h)(i)		9,000,000	9,646,488
Class D, 5.4743% 8/10/44 (h)(i)		4,000,000	3,931,540
Series 2012-GC6 Class C, 5.8261% 1/10/45 (h)(i)		3,600,000	3,878,439
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.174% 4/15/18 (h)(i)		2,225,379	2,249,641
Series 2013-JWRZ Class E, 3.914% 4/15/30 (h)(i)		3,400,000	3,387,481
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (h)(i)		2,034,288	36,644
Class X, 0.6365% 10/15/32 (h)(i)(j)		4,717,838	4,246
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		1,450,596	1,452,652
Series 2003-C1 Class F, 6.1824% 1/12/37 (h)(i)		1,000,000	1,001,350
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (h)(i)		3,000,000	3,592,614
Class D, 7.6935% 12/5/27 (h)(i)		9,550,000	10,851,388
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,628,677
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2010-CNTR:
Class D, 6.3899% 8/5/32 (h)(i)		$ 4,500,000	$ 4,950,455
Class XB, 1.1366% 8/5/32 (h)(i)(j)		32,655,000	1,468,192
Series 2012-CBX Class C, 5.3603% 6/16/45 (i)		4,530,000	4,702,041
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-INMZ Class M, 6.1595% 9/15/18 (h)(i)		1,000,000	1,003,154
Series 2013-INN Class E, 4.422% 10/15/30 (h)(i)		2,000,000	2,002,453
Series 2005-LDP5 Class AJ, 5.4885% 12/15/44 (i)		3,470,000	3,693,317
Series 2011-C5 Class C, 5.4916% 8/15/46 (h)(i)		6,525,375	7,026,165
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11 Class D, 4.3846% 4/15/46 (i)		3,750,000	3,182,588
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (h)		144,825	145,504
Class H, 6% 7/15/31 (h)		1,424,589	872,242
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		577,472	586,358
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,071,468
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,875,214
Series 2005-C7 Class AJ, 5.323% 11/15/40 (i)		8,000,000	8,457,880
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,215,877
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,255,997
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,059,444
Series 2006-C4:
Class AJ, 6.0748% 6/15/38 (i)		7,005,000	7,250,616
Class AM, 6.0748% 6/15/38 (i)		6,700,000	7,359,628
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.074% 6/15/22 (h)(i)		6,230,000	6,223,222
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.5191% 6/25/43 (h)(i)		6,165,000	6,363,020
Class D, 5.5191% 6/25/43 (h)(i)		4,699,000	4,699,615
Mach One Trust LLC Series 2004-1A Class H, 6.3139% 5/28/40 (h)(i)		2,840,000	2,924,121
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	593,036
Class G, 4.384% 7/12/37	CAD	355,000	292,042
Class H, 4.384% 7/12/37	CAD	236,000	191,230
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Financial Asset, Inc. Series 2005-CA16: - continued
Class J, 4.384% 7/12/37	CAD	355,000	283,357
Class K, 4.384% 7/12/37	CAD	355,000	279,143
Class L, 4.384% 7/12/37	CAD	236,000	182,825
Class M, 4.384% 7/12/37	CAD	995,000	702,907
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (h)		703,210	295,348
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.8719% 5/12/39 (i)		1,200,000	1,298,005
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		649,673	597,699
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		9,062,036	8,065,212
Series 2004-C1:
Class D, 6.988% 1/15/37 (h)		205,114	21
Class IO, 8.8475% 1/15/37 (h)(i)(j)		1,301,219	60,246
Morgan Stanley BAML Trust:
Series 2013-C12 Class D, 4.935% 10/15/46 (h)		3,250,000	2,851,986
Series 2013-C9 Class D, 4.2994% 5/15/46 (h)(i)		5,000,000	4,255,580
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	9,040,877
Series 2012-C4 Class E, 5.7098% 3/15/45 (h)(i)		5,630,000	5,531,773
Series 1997-RR Class F, 7.4022% 4/30/39 (h)(i)		909,573	909,573
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,640,974	2,013,795
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,079,150
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,621,430
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,209,455
Series 2011-C1 Class C, 5.4195% 9/15/47 (h)(i)		4,000,000	4,337,726
Series 2011-C2:
Class D, 5.493% 6/15/44 (h)(i)		4,610,000	4,780,164
Class E, 5.493% 6/15/44 (h)(i)		9,600,000	9,478,781
Class F, 5.493% 6/15/44 (h)(i)		4,440,000	3,687,012
Class XB, 0.5387% 6/15/44 (h)(i)(j)		63,708,222	2,108,487
Series 2011-C3:
Class C, 5.3499% 7/15/49 (h)(i)		2,000,000	2,111,554
Class D, 5.3499% 7/15/49 (h)(i)		7,400,000	7,699,966
Series 2012-C4 Class D, 5.7098% 3/15/45 (h)(i)		6,310,000	6,533,948
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (j)		2,265	2,279
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		3,929,602	5,007,492
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
RBSCF Trust Series 2010-MB1 Class D, 4.8404% 4/15/24 (h)(i)		$ 9,049,000	$ 9,361,996
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(i)		73,556	73,883
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5512% 8/15/39 (i)		2,080,000	2,228,088
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	10,887,097
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.749% 7/15/24 (h)(i)		1,200,000	1,077,720
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		3,230,713	3,221,780
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0705% 1/10/45 (h)(i)		3,000,000	3,432,924
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,888,056
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	2,010,120
Series 2004-C11:
Class D, 5.559% 1/15/41 (i)		5,177,000	5,297,370
Class E, 5.609% 1/15/41 (i)		3,785,000	3,864,031
Series 2004-C12 Class D, 5.4782% 7/15/41 (i)		2,750,000	2,807,483
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,262,661
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.9384% 10/15/45 (h)(i)		9,999,000	9,219,618
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,209,567
Class D, 5.7213% 3/15/44 (h)(i)		1,000,000	994,606
Class E, 5% 3/15/44 (h)		3,000,000	2,541,336
Series 2012-C7 Class D, 5.0039% 6/15/45 (h)(i)		2,380,000	2,359,887
Series 2013-C11:
Class D, 4.3241% 3/15/45 (h)(i)		5,830,000	5,098,691
Class E, 4.3241% 3/15/45 (h)(i)		4,780,000	3,611,926
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)		4,000,000	3,413,992
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $434,914,149)			470,000,690
Bank Loan Obligations - 9.1%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 2.4%
Hotels, Restaurants & Leisure - 2.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		$ 11,500,000	$ 11,341,875
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (i)		2,760,267	2,763,718
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (i)		1,795,000	1,810,796
Cooper Hotel Group REL 12% 11/6/17		13,336,051	14,002,853
Extended Stay America, Inc. REL 9.625% 12/1/19		7,000,000	7,210,000
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)		510,000	522,750
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (i)		11,980,000	12,054,875
Intrawest U.S. Holding, Inc. Tranche 1LN, term loan 7% 12/4/17 (i)		4,962,500	5,024,531
La Quinta:
Tranche A, term loan 11.3751% 7/6/14 (i)		7,990,026	8,120,264
Tranche B, term loan 11.375% 7/6/14 (i)		5,992,520	6,090,198
Tranche D, term loan 14.9% 7/6/14 (i)		12,000,000	12,240,000
			81,181,860
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)		3,526,163	3,415,970
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (i)		5,314,838	5,341,412
TOTAL CONSUMER DISCRETIONARY			89,939,242
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson's LLC Tranche B 1LN, term loan 4.25% 3/21/16 (i)		5,149,125	5,174,871
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,200,000	7,362,000
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		8,580,000	8,805,225
			16,167,225
FINANCIALS - 4.3%
Diversified Financial Services - 1.3%
Blackstone REL 10% 10/1/17		17,439,323	17,613,716
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
BRE Select Hotels Corp. REL 5.924% 5/9/18 (i)		$ 12,235,818	$ 12,350,528
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		5,431,388	5,356,706
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (i)		7,171,905	7,207,764
Tranche B, term loan 3.75% 3/30/18 (i)		6,616,664	6,625,266
SBA Senior Finance, Inc. Tranche B, term loan 3.75% 6/30/18 (i)		1,083,174	1,085,882
			50,239,862
Real Estate Investment Trusts - 1.1%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)		34,400,344	34,400,344
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/10/20 (i)		5,316,564	5,309,918
			39,710,262
Real Estate Management & Development - 1.8%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9297% 3/28/21 (i)		4,502,375	4,502,375
CityCenter REL 8.75% 7/12/14 (i)		4,169,750	4,169,750
EOP Operating LP term loan:
6.02% 2/1/14 (i)		5,000,000	4,970,000
6.27% 2/1/14 (i)		3,800,000	3,777,200
Equity Inns Reality LLC:
Tranche A, term loan 10.5% 11/4/14 (i)		7,888,426	7,123,906
Tranche B 2LN, term loan 7.55% 11/4/14 (i)		15,000,000	14,850,000
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		912,641	912,641
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (i)		27,272,950	27,545,680
			67,851,552
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		1,957,669	1,987,034
TOTAL FINANCIALS			159,788,710
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. term loan 3.7602% 1/25/17 (i)		2,903,247	2,914,134
Bank Loan Obligations - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (i)		$ 2,077,932	$ 2,075,334
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (i)		9,351,534	9,328,155
			14,317,623
INDUSTRIALS - 0.3%
Construction & Engineering - 0.3%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)		13,290,770	12,842,206
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co.:
Tranche A, term loan 2.67% 1/31/17 (i)		8,610,909	8,589,382
Tranche B, term loan 3.25% 1/31/19 (i)		9,189,925	9,178,897
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (i)		1,226,177	1,229,243
			18,997,522
UTILITIES - 0.7%
Electric Utilities - 0.4%
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (i)		5,000,000	5,025,000
Tranche C, term loan 4.25% 12/31/19 (i)		992,513	997,475
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (i)		2,421,788	2,427,843
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		4,683,152	4,718,276
			13,168,594
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (i)		2,000,000	2,007,500
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)		9,000,000	9,067,500
			11,075,000
TOTAL UTILITIES			24,243,594
TOTAL BANK LOAN OBLIGATIONS (Cost $340,474,972)			341,470,993
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)	$ 500,000	$ 25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)	1,220,000	61,000
		86,000
TOTAL PREFERRED SECURITIES (Cost $1,294,694)		86,000
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	289,260,290	289,260,290
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	23,882,250	23,882,250
TOTAL MONEY MARKET FUNDS (Cost $313,142,540)		313,142,540
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,605,602,610)		3,775,485,111
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(15,015,821)
NET ASSETS - 100%		$ 3,760,469,290
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $533,391,489 or 14.2% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,965,522 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 2,762,641
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 114,565
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.7413% 12/25/42	3/25/03	$ 120,734
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.6702% 6/25/35	6/3/05	$ 494,409
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,737
Fidelity Securities Lending Cash Central Fund	35,951
Total	$ 84,688
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$ 67,194,255	$ 8,159,672	$ -	$ 381,673	$ 78,333,764
Arbor Realty Trust, Inc.	21,107,288	385,621	-	363,919	18,986,249
Arbor Realty Trust, Inc. Series A, 8.25%	4,748,025	-	-	97,499	4,761,261
Arbor Realty Trust, Inc. Series B, 7.75%	5,901,600	-	-	144,672	5,628,000
Total	$ 98,951,168	$ 8,545,293	$ -	$ 987,763	$ 107,709,274
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,263,398	$ 4,138,295	$ -	$ 7,125,103
Financials	1,717,261,242	1,697,419,656	17,535,687	2,305,899
Health Care	25,800,194	25,800,194	-	-
Corporate Bonds	766,805,707	-	763,508,203	3,297,504
Asset-Backed Securities	117,104,400	-	104,837,370	12,267,030
Collateralized Mortgage Obligations	12,549,947	-	11,507,410	1,042,537
Commercial Mortgage Securities	470,000,690	-	448,090,887	21,909,803
Bank Loan Obligations	341,470,993	-	236,076,484	105,394,509
Preferred Securities	86,000	-	-	86,000
Money Market Funds	313,142,540	313,142,540	-	-
Total Investments in Securities:	$ 3,775,485,111	$ 2,040,500,685	$ 1,581,556,041	$ 153,428,385
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 105,573,756
Net Realized Gain (Loss) on Investment Securities	(779)
Net Unrealized Gain (Loss) on Investment Securities	(305,821)
Cost of Purchases	-
Proceeds of Sales	(63,194)
Amortization/Accretion	190,547
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 105,394,509
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2013	$ (305,821)
Other Investments and Securities
Beginning Balance	$ 53,636,499
Net Realized Gain (Loss) on Investment Securities	487,305
Net Unrealized Gain (Loss) on Investment Securities	2,009,545
Cost of Purchases	42,970
Proceeds of Sales	(9,998,695)
Amortization/Accretion	320,466
Transfers into Level 3	1,610,353
Transfers out of Level 3	(74,567)
Ending Balance	$ 48,033,876
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2013	$ 2,576,402

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $3,748,469,182. Net unrealized appreciation aggregated $27,015,929, of which $276,263,648 related to appreciated investment securities and $249,247,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at a period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 10/31/13	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 311,059	Discounted cash flow	Yield	10.0%	Decrease
Bank Loan Obligations	$ 30,523,131	Discounted cash flow	Yield	5.8% - 10.8%/ 8.5%	Decrease
Collateralized Mortgage Obligations	$ 1,030,672	Discounted cash flow	Yield	6.5% - 65%/ 24.5%	Decrease
Commercial Mortgage Securities	$ 3,702,995	Discounted cash flow	Yield	15% - 20%/ 15.3%	Decrease
		Market comparable	Spread	13.9% - 15.8%/ 14.6%	Decrease
Common Stocks	$ 7,125,103	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$ 3,286,504	Discounted cash flow	Discount rate	20.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

October 31, 2013

1.809106.110

REI-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 32.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)	4,620	$ 7,125,103
FINANCIALS - 31.5%
Capital Markets - 0.3%
Ellington Financial LLC	519,500	11,844,600
Real Estate Investment Trusts - 30.4%
Acadia Realty Trust (SBI) (g)	2,937,149	78,333,764
AG Mortgage Investment Trust, Inc.	578,800	9,457,592
American Residential Properties, Inc. (a)	456,042	7,857,604
American Tower Corp.	251,100	19,924,785
Anworth Mortgage Asset Corp.	1,320,710	6,484,686
Apartment Investment & Management Co. Class A	1,317,300	36,858,054
Arbor Realty Trust, Inc. (g)	2,855,075	18,986,249
Associated Estates Realty Corp. (f)	629,808	9,661,255
AvalonBay Communities, Inc.	214,700	26,848,235
BioMed Realty Trust, Inc.	1,166,500	23,236,680
Blackstone Mortgage Trust, Inc.	62,900	1,540,421
Boardwalk (REIT)	126,200	7,178,748
Brixmor Property Group, Inc.	180,900	3,735,585
Canadian (REIT)	131,600	5,360,430
CBL & Associates Properties, Inc.	2,124,373	42,083,829
Cedar Shopping Centers, Inc.	921,410	5,261,251
Chambers Street Properties (f)	604,193	5,637,121
Chartwell Retirement Residence	459,700	4,726,403
Chartwell Retirement Residence (h)	78,500	807,097
Chesapeake Lodging Trust	332,000	7,825,240
CYS Investments, Inc.	2,004,739	17,020,234
DCT Industrial Trust, Inc.	1,063,300	8,240,575
DiamondRock Hospitality Co.	623,300	7,099,387
Douglas Emmett, Inc.	829,400	20,676,942
DuPont Fabros Technology, Inc.	119,200	2,962,120
Dynex Capital, Inc.	1,989,943	17,193,108
EastGroup Properties, Inc.	209,900	13,362,234
Ellington Residential Mortgage REIT	260,000	4,061,200
Empire State Realty Trust, Inc.	100	1,415
Equity Lifestyle Properties, Inc.	2,401,760	91,242,862
Equity Residential (SBI)	339,400	17,770,984
Excel Trust, Inc.	1,333,928	16,113,850
First Potomac Realty Trust	1,349,015	16,579,394
Glimcher Realty Trust	1,192,200	12,220,050
H&R REIT/H&R Finance Trust	284,100	5,885,542
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hatteras Financial Corp.	438,000	$ 7,971,600
HCP, Inc.	181,100	7,515,650
Highwoods Properties, Inc. (SBI)	245,000	9,457,000
Lexington Corporate Properties Trust	3,180,882	37,216,319
LTC Properties, Inc.	499,513	19,705,788
MFA Financial, Inc.	14,093,793	104,434,991
Mid-America Apartment Communities, Inc.	580,700	38,558,480
Monmouth Real Estate Investment Corp. Class A	249,773	2,302,907
National Retail Properties, Inc.	173,700	5,975,280
Newcastle Investment Corp.	2,356,900	13,528,606
NorthStar Realty Finance Corp.	3,197,700	29,834,541
Piedmont Office Realty Trust, Inc. Class A	763,000	14,100,240
Prologis, Inc.	839,387	33,533,511
Redwood Trust, Inc. (f)	745,600	13,062,912
Retail Properties America, Inc. (f)	897,650	12,845,372
Select Income (REIT)	416,600	11,477,330
Senior Housing Properties Trust (SBI)	911,300	22,454,432
Simon Property Group, Inc.	147,100	22,734,305
Stag Industrial, Inc.	848,669	17,745,669
Summit Hotel Properties, Inc.	566,400	5,205,216
Terreno Realty Corp.	1,248,964	22,206,580
Two Harbors Investment Corp.	1,644,280	15,341,132
Ventas, Inc.	966,746	63,070,509
Washington REIT (SBI)	412,300	10,806,383
Weyerhaeuser Co.	634,800	19,297,920
WP Carey, Inc. (f)	139,400	9,285,434
		1,141,903,033
Real Estate Management & Development - 0.7%
Brookfield Asset Management, Inc. Class A	267,600	10,594,666
Howard Hughes Corp. (a)	26,500	3,101,825
Kennedy-Wilson Holdings, Inc.	664,021	13,306,981
		27,003,472
Thrifts & Mortgage Finance - 0.1%
Home Loan Servicing Solutions Ltd.	174,700	4,124,667
TOTAL FINANCIALS		1,184,875,772
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc. (a)	554,700	$ 15,021,276
Emeritus Corp. (a)	562,574	10,778,918
		25,800,194
TOTAL COMMON STOCKS (Cost $1,109,515,237)		1,217,801,069
Preferred Stocks - 14.3%

Convertible Preferred Stocks - 1.1%
FINANCIALS - 1.1%
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,392,813
CommonWealth REIT 6.50%	396,216	8,546,379
Excel Trust, Inc. 7.00% (h)	248,200	6,110,684
Health Care REIT, Inc. Series I, 6.50%	46,800	2,765,590
Lexington Corporate Properties Trust Series C, 6.50%	388,432	17,867,872
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,404,800
Weyerhaeuser Co. Series A, 6.375%	20,000	1,101,800
		41,189,938
Nonconvertible Preferred Stocks - 13.2%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	162,925	4,138,295
FINANCIALS - 13.1%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,008,073
Real Estate Investment Trusts - 12.9%
AG Mortgage Investment Trust, Inc. 8.00%	324,817	7,275,901
American Capital Agency Corp. 8.00%	200,000	5,084,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
American Homes 4 Rent Series A, 5.00% (a)	190,000	4,845,000
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,356,312
Series C, 7.625%	77,837	1,870,423
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.: - continued
Series D, 7.50%	213,116	$ 5,093,472
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,527,105
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,452,545
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,261,368
Arbor Realty Trust, Inc.:
Series A, 8.25% (g)	189,089	4,761,261
Series B, 7.75% (g)	240,000	5,628,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,231,344
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	27,000	684,180
Series E, 9.00%	85,751	2,217,521
Boston Properties, Inc. 5.25%	12,200	266,204
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,255,493
CapLease, Inc.:
Series A, 8.125%	70,306	1,767,493
Series B, 8.375%	439,766	11,060,115
Series C, 7.25%	210,000	5,262,600
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,936,571
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,174,431
Series E, 6.625%	95,000	2,213,500
Cedar Shopping Centers, Inc. Series B, 7.25%	326,128	7,536,818
CenterPoint Properties Trust Series D, 5.377%	3,575	2,305,875
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,494,066
Colony Financial, Inc. Series A, 8.50%	282,171	7,172,787
CommonWealth REIT 7.50%	93,300	1,935,975
Coresite Realty Corp. Series A, 7.25%	258,224	6,055,353
Corporate Office Properties Trust Series L, 7.375%	80,000	1,968,800
CubeSmart Series A, 7.75%	40,000	1,015,200
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,645,149
Series B, 7.50% (a)	311,567	6,477,478
DDR Corp.:
Series J, 6.50%	237,721	5,229,862
Series K, 6.25%	228,888	4,799,781
Digital Realty Trust, Inc.:
Series E, 7.00%	40,000	924,000
Series G, 5.875%	145,444	2,795,434
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP Series L, 6.60%	10,666	$ 255,237
Dynex Capital, Inc.:
Series A, 8.50%	362,932	8,699,480
Series B, 7.625%	252,120	5,395,368
Equity Lifestyle Properties, Inc. Series C, 6.75%	924,148	21,735,961
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,027,200
Excel Trust, Inc. Series B, 8.125%	400,000	10,100,000
First Potomac Realty Trust 7.75%	415,296	10,353,329
General Growth Properties, Inc. Series A, 6.375%	40,986	899,643
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,966,194
Glimcher Realty Trust:
6.875%	256,115	5,621,724
Series G, 8.125%	109,192	2,759,282
Series H, 7.50%	198,527	4,724,943
Hatteras Financial Corp. Series A, 7.625%	197,288	4,454,763
Health Care REIT, Inc. Series J, 6.50%	20,000	460,000
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,104,085
Series C, 6.875%	50,000	1,150,000
Hospitality Properties Trust Series D, 7.125%	40,800	1,005,312
Hudson Pacific Properties, Inc. 8.375%	394,069	10,407,362
Inland Real Estate Corp. Series A, 8.125%	423,500	10,854,305
Invesco Mortgage Capital, Inc. Series A, 7.75%	113,342	2,525,260
Investors Real Estate Trust Series B, 7.95%	126,572	3,255,432
iStar Financial, Inc.:
Series E, 7.875%	156,008	3,599,105
Series F, 7.80%	279,421	6,323,297
Kilroy Realty Corp. Series G, 6.875%	40,000	918,400
Kite Realty Group Trust 8.25%	96,100	2,441,901
LaSalle Hotel Properties:
Series G, 7.25%	42,026	1,021,652
Series H, 7.50%	126,308	3,092,020
Series I, 6.375%	192,698	4,037,023
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,760,000
Series B, 7.625% (a)	31,240	601,370
MFA Financial, Inc.:
8.00%	538,930	13,510,975
Series B, 7.50% (a)	567,024	12,990,520
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	$ 2,024,000
Series B, 7.875%	95,000	2,419,650
National Retail Properties, Inc.:
5.70% (a)	82,104	1,633,870
Series D, 6.625%	62,437	1,426,061
New York Mortgage Trust, Inc. Series B, 7.75%	123,101	2,512,491
Newcastle Investment Corp. Series B, 9.75%	1,025	26,712
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	5,360,565
Series C, 8.875%	275,338	6,839,396
Series D, 8.50%	161,601	3,918,824
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,389,280
Series B, 8.00%	185,085	4,728,922
Series C, 6.50%	178,160	3,764,521
Pennsylvania (REIT) 7.375%	76,510	1,859,193
Prologis, Inc. Series Q, 8.54%	94,446	5,430,645
PS Business Parks, Inc. 6.875%	50,000	1,227,000
Regency Centers Corp. Series 6, 6.625%	62,261	1,418,928
Retail Properties America, Inc. 7.00%	194,782	4,433,238
Sabra Health Care REIT, Inc. Series A, 7.125%	200,000	4,876,000
Saul Centers, Inc.:
Series A, 8.00%	38,072	965,125
Series C, 6.875%	315,478	7,167,660
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,392,000
Series B, 6.625%	80,000	1,752,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	92,323	2,157,589
Series B, 8.25%	80,000	1,832,000
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,656,326
Series B, 7.875%	190,173	4,801,868
Series C, 7.125%	153,212	3,476,380
Sun Communities, Inc. Series A, 7.125%	360,000	8,586,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	60,362	1,545,267
Taubman Centers, Inc. Series K, 6.25%	96,120	2,074,270
Terreno Realty Corp. Series A, 7.75%	213,690	5,553,803
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc. Series A, 8.25%	600,000	$ 15,504,000
Urstadt Biddle Properties, Inc. Series F, 7.125%	210,000	5,023,200
Vornado Realty LP 7.875%	54,682	1,446,339
Weingarten Realty Investors (SBI) Series F, 6.50%	49,813	1,205,973
Winthrop Realty Trust:
7.75%	540,000	13,851,000
Series D, 9.25%	65,000	1,728,350
		483,641,030
Real Estate Management & Development - 0.1%
Kennedy-Wilson, Inc. 7.75%	141,574	3,546,429
TOTAL FINANCIALS		491,195,532
TOTAL NONCONVERTIBLE PREFERRED STOCKS		495,333,827
TOTAL PREFERRED STOCKS (Cost $555,525,420)		536,523,765
Corporate Bonds - 20.4%
		Principal Amount (e)
Convertible Bonds - 2.8%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	4,312,688
FINANCIALS - 2.7%
Diversified Financial Services - 0.4%
IAS Operating Partnership LP 5% 3/15/18 (h)		15,490,000	14,570,281
Real Estate Investment Trusts - 2.3%
Annaly Capital Management, Inc. 5% 5/15/15		31,396,000	31,925,808
Ares Commercial Real Estate Corp. 7% 12/15/15 (h)		14,700,000	14,883,750
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (h)		1,000,000	1,025,000
Colony Financial, Inc. 5% 4/15/23		9,000,000	9,382,500
NorthStar Realty Finance LP 5.375% 6/15/33 (h)		2,000,000	2,048,800
PennyMac Corp. 5.375% 5/1/20 (h)		4,000,000	3,875,000
Redwood Trust, Inc. 4.625% 4/15/18		8,500,000	8,574,375
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Starwood Property Trust, Inc.:
4% 1/15/19		$ 3,000,000	$ 3,198,750
4.55% 3/1/18		9,000,000	9,624,600
			84,538,583
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. 3.625% 8/15/20 (h)		1,000,000	1,061,875
Grubb & Ellis Co. 7.95% 5/1/15 (d)(h)		5,500,000	11,000
			1,072,875
TOTAL FINANCIALS			100,181,739
TOTAL CONVERTIBLE BONDS			104,494,427
Nonconvertible Bonds - 17.6%
CONSUMER DISCRETIONARY - 5.9%
Hotels, Restaurants & Leisure - 0.9%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16		3,505,000	3,685,508
FelCor Lodging LP:
5.625% 3/1/23		2,000,000	1,970,000
6.75% 6/1/19		5,875,000	6,256,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		4,000,000	4,110,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (h)		4,500,000	4,511,250
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (h)		2,000,000	1,935,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,615,646	11,123,896
			33,592,529
Household Durables - 5.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		10,000,000	9,850,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		1,000,000	992,500
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,663,450
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc.:
4.75% 5/15/17		$ 2,000,000	$ 2,115,000
5.75% 8/15/23		2,510,000	2,604,125
KB Home:
8% 3/15/20		8,465,000	9,311,500
9.1% 9/15/17		8,115,000	9,453,975
Lennar Corp.:
4.125% 12/1/18		5,520,000	5,533,800
5.6% 5/31/15		6,000,000	6,297,420
6.5% 4/15/16		4,000,000	4,380,000
6.95% 6/1/18		14,280,000	15,957,900
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,269,675
Meritage Homes Corp.:
7% 4/1/22		7,525,000	7,976,500
7.15% 4/15/20		7,060,000	7,677,750
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,644,413
8.4% 5/15/17		5,420,000	6,354,950
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,340,000
8.375% 5/15/18		28,983,000	33,620,280
10.75% 9/15/16		8,415,000	10,182,150
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,635,250
William Lyon Homes, Inc.:
8.5% 11/15/20		13,595,000	14,546,650
8.5% 11/15/20 (h)		1,955,000	2,091,850
			186,499,138
TOTAL CONSUMER DISCRETIONARY			220,091,667
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		907,635	1,019,954
FINANCIALS - 10.3%
Diversified Financial Services - 0.5%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	4,957,088
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (h)		$ 3,000,000	$ 3,075,000
7.75% 1/15/16		5,820,000	5,994,600
8% 1/15/18		5,240,000	5,495,450
			19,522,138
Real Estate Investment Trusts - 7.2%
American Tower Corp. 3.4% 2/15/19		1,000,000	1,012,159
Camden Property Trust 5% 6/15/15		1,100,000	1,167,449
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,780,419
6.25% 6/15/14		8,355,000	8,618,993
CubeSmart LP 4.8% 7/15/22		2,000,000	2,106,532
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,250,164
7.5% 4/1/17		6,000,000	7,027,470
7.5% 7/15/18		8,756,000	10,492,017
7.875% 9/1/20		4,637,000	5,756,919
9.625% 3/15/16		3,836,000	4,539,561
DuPont Fabros Technology LP 5.875% 9/15/21 (h)		1,000,000	1,025,000
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,769,633
6.25% 1/15/17		3,000,000	3,358,158
Equity Residential 5.125% 3/15/16		7,201,000	7,876,576
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,340,407
6% 3/1/15		1,000,000	1,064,165
6% 1/30/17		2,383,000	2,686,763
7.072% 6/8/15		1,500,000	1,637,750
Health Care REIT, Inc.:
3.625% 3/15/16		7,685,000	8,077,204
4.125% 4/1/19		2,000,000	2,124,810
6.2% 6/1/16		2,750,000	3,077,201
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	3,798,200
5.75% 1/15/21		3,095,000	3,410,439
6.5% 1/17/17		2,875,000	3,237,992
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,511,396
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP: - continued
5.85% 3/15/17		$ 2,800,000	$ 3,106,132
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,241,785
5.625% 3/15/17		915,000	998,947
7.875% 8/15/14		1,000,000	1,019,579
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,075,794
6.25% 8/15/16		9,675,000	10,412,999
6.25% 6/15/17		1,055,000	1,139,850
6.65% 1/15/18		4,246,000	4,667,203
iStar Financial, Inc.:
3.875% 7/1/16		2,855,000	2,904,963
5.85% 3/15/17		3,587,000	3,784,285
5.875% 3/15/16		34,260,000	36,358,425
6.05% 4/15/15		14,630,000	15,251,775
7.125% 2/15/18		5,725,000	6,225,938
9% 6/1/17		9,175,000	10,688,875
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,727,325
6.875% 5/1/21		2,000,000	2,150,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	1,856,564
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	6,110,145
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,315,925
7.5% 2/15/20		1,000,000	1,095,000
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,125,000
Prologis LP:
6.625% 5/15/18		6,480,000	7,648,318
7.625% 7/1/17		4,690,000	5,463,573
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,361,600
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,196,960
6.75% 4/15/20		13,624,000	15,211,891
6.75% 12/15/21		8,000,000	8,930,976
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		$ 1,000,000	$ 1,046,070
5.25% 1/15/16		4,000,000	4,307,296
			271,170,570
Real Estate Management & Development - 2.5%
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,101,586
Brandywine Operating Partnership LP 7.5% 5/15/15		1,000,000	1,092,726
CB Richard Ellis Services, Inc.:
5% 3/15/23		6,020,000	5,846,925
6.625% 10/15/20		1,205,000	1,298,388
Colonial Properties Trust 6.25% 6/15/14		3,094,000	3,194,673
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,782,323
Corporate Office Properties LP 3.6% 5/15/23		5,000,000	4,599,975
ERP Operating LP 5.25% 9/15/14		4,815,000	5,002,838
Host Hotels & Resorts LP 5.25% 3/15/22		2,000,000	2,115,842
Howard Hughes Corp. 6.875% 10/1/21 (h)		7,715,000	7,985,025
Kennedy-Wilson, Inc. 8.75% 4/1/19		20,410,000	22,451,000
Realogy Corp. 7.875% 2/15/19 (h)		7,085,000	7,740,363
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,810,350
5.875% 6/15/17		400,000	447,096
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		3,000,000	2,909,595
3.125% 11/30/15		13,807,000	14,407,218
4% 4/30/19		2,262,000	2,397,084
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,164,154
			94,347,161
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		3,651,671	3,286,504
TOTAL FINANCIALS			388,326,373
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21 (h)		$ 1,370,000	$ 1,404,250
7.75% 2/15/19		10,410,000	11,229,788
			12,634,038
Health Care Providers & Services - 0.7%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,795,000	2,732,113
8.125% 11/1/18		21,426,000	23,247,210
			25,979,323
TOTAL HEALTH CARE			38,613,361
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		4,235,000	4,044,425
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		3,050,000	3,233,000
TOTAL INDUSTRIALS			7,277,425
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,000,000	3,022,500
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 5.25% 1/15/23		4,000,000	3,960,000
TOTAL NONCONVERTIBLE BONDS			662,311,280
TOTAL CORPORATE BONDS (Cost $721,270,609)			766,805,707
Asset-Backed Securities - 3.1%
		Principal Amount (e)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.53% 3/23/19 (h)(i)		$ 40,485	$ 41,092
Capital Trust RE CDO Ltd.:
Series 2005-1A Class D, 1.6725% 3/20/50 (h)(i)		2,250,000	98,550
Series 2005-3A Class A2, 5.16% 6/25/35 (h)		738,351	756,810
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4936% 1/20/37 (h)(i)		414,886	394,141
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		1,048,048	1,037,567
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4929% 4/7/52 (h)(i)		3,958,137	3,760,230
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33 (i)		500,000	432,357
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (h)		546,580	311,059
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		792,346	594,260
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,306,747	9,025,293
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6271% 11/28/39 (h)(i)		593,252	17,798
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,698,596
Series 1997-3 Class M1, 7.53% 3/15/28		7,182,324	5,941,756
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.6702% 6/25/35 (i)(k)		560,423	23,746
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7202% 8/26/30 (h)(i)		735,000	714,788
Class E, 2.1702% 8/26/30 (h)(i)		1,420,000	946,146
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class D2, 2.388% 5/16/44 (h)		3,000,000	2,967,054
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,069,023	522,789
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33 (i)		1,923,000	2,053,360
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.4302% 2/25/47 (h)(i)		6,080,675	5,922,578
Class A2, 0.4602% 2/25/47 (h)(i)		21,240,000	19,838,160
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (h)		899,989	773,990
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (h)		1,800,843	1,820,252
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9156% 2/5/36 (h)(i)		$ 3,720,572	$ 372
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (h)(i)		2,000,000	1,360,000
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (h)(i)		4,021,348	4,063,975
Class A1B, 0.5806% 9/25/26 (h)(i)		22,506,000	21,466,223
Class A2B, 0.5606% 9/25/26 (h)(i)		766,098	754,607
Class B, 0.6106% 9/25/26 (h)(i)		3,450,000	3,389,625
Class C, 0.7806% 9/25/26 (h)(i)		7,030,000	6,793,089
Class E, 0.9806% 9/25/26 (h)(i)		1,000,000	925,000
Class F, 1.4006% 9/25/26 (h)(i)		3,483,000	3,165,350
Class G, 1.6006% 9/25/26 (h)(i)		1,599,000	1,449,174
Class H, 1.9006% 9/25/26 (h)(i)		1,535,000	1,385,338
Class J, 3.0006% 9/25/26 (h)(i)		1,500,000	1,351,950
Class K, 3.5006% 9/25/26 (h)(i)		2,475,000	2,190,375
Class L, 4.2506% 9/25/26 (h)(i)		1,500,000	1,344,450
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5831% 11/21/40 (h)(i)		8,303,763	7,722,500
Class F, 2.2131% 11/21/40 (h)(i)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $115,873,827)			117,104,400
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.354% 6/15/22 (h)(i)		1,443,387	1,431,129
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (h)		42,378	11,866
Series 2002-R2 Class 2B3, 3.5891% 7/25/33 (h)(i)		192,904	79,812
Series 2003-40 Class B3, 4.5% 10/25/18 (h)		35,734	1,280
Series 2003-R3:
Class B2, 5.5% 11/25/33 (h)		1,216,608	243,054
Class B3, 5.5% 11/25/33		39,071	539
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (h)(i)		86,246	8,877
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5328% 12/25/46 (h)(i)		4,500,000	4,757,396
Series 2010-K7 Class B, 5.6189% 4/25/20 (h)(i)		3,200,000	3,433,376
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		1,759,575	1,866,675
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.124% 7/10/35 (h)(i)		$ 195,968	$ 200,554
Series 2005-A Class B6, 2.174% 3/10/37 (h)(i)		301,875	1,354
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		21,401	18,834
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.674% 12/10/35 (h)(i)		201,120	57,647
Series 2004-A Class B7, 4.424% 2/10/36 (h)(i)		214,760	92,419
Series 2004-B Class B7, 4.174% 2/10/36 (h)(i)		265,384	94,797
TOTAL PRIVATE SPONSOR			12,299,609
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		132,206	63,483
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1727% 2/25/42 (h)(i)		92,170	50,135
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.7413% 12/25/42 (i)(k)		203,057	48,244
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.1276% 6/25/43 (h)(i)		136,776	56,765
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.1263% 10/25/42 (h)(i)		59,478	31,711
TOTAL U.S. GOVERNMENT AGENCY			250,338
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,591,162)			12,549,947
Commercial Mortgage Securities - 12.5%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (k)		2,852,894	2,830,049
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,294,999
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.4628% 11/10/42 (i)		3,580,000	3,779,105
Series 2005-5 Class D, 5.403% 10/10/45 (i)		4,000,000	4,063,688
Series 2005-6 Class AJ, 5.3579% 9/10/47 (i)		5,000,000	5,322,645
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.174% 3/15/22 (h)(i)		760,684	570,589
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.674% 8/15/17 (h)(i)		4,900,000	5,047,980
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.61% 3/11/39 (i)		$ 5,700,000	$ 5,904,974
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7642% 4/12/38 (h)(i)		2,520,000	2,692,890
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.924% 8/15/26 (h)(i)		2,500,000	2,501,653
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.107% 9/10/46 (i)		2,750,000	2,506,020
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		4,300,000	3,028,060
Series 2012-CR5 Class D, 4.4795% 12/10/45 (h)(i)		2,000,000	1,889,390
Series 2013-CR10 Class D, 4.958% 8/10/46 (h)(i)		2,000,000	1,774,283
Series 2013-CR12 Class D, 5.086% 10/10/46 (h)(i)		1,500,000	1,354,688
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		1,000,000	858,517
COMM pass-thru certificates floater Series 2006-FL12:
Class AJ, 0.304% 12/15/20 (h)(i)		2,268,683	2,236,291
Class B, 0.344% 12/15/20 (h)(i)		2,599,623	2,554,489
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		3,000,000	2,893,668
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		5,000,000	5,235,210
Series 2012-CR1:
Class C, 5.5468% 5/15/45 (i)		1,000,000	1,060,650
Class D, 5.5468% 5/15/45 (h)(i)		5,550,000	5,412,776
Series 2012-CR2:
Class D, 5.0199% 8/15/45 (h)(i)		4,500,000	4,426,376
Class E, 5.0199% 8/15/45 (h)(i)		6,000,000	5,580,858
Series 2012-LC4:
Class C, 5.8236% 12/10/44 (i)		2,000,000	2,147,998
Class D, 5.8236% 12/10/44 (h)(i)		8,000,000	7,765,496
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,776,784	1,904,860
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		2,495,985	2,597,140
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7285% 11/10/46 (h)(i)		12,490,000	12,594,154
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		404,403	403,926
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4009% 6/10/31 (h)(i)		150,791	150,885
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		10,950,000	11,275,158
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6621% 12/25/43 (i)(j)		$ 12,206,096	$ 1,801,547
Series K012 Class X3, 2.3659% 1/25/41 (i)(j)		21,072,886	2,778,123
Series K013 Class X3, 2.8849% 1/25/43 (i)(j)		14,360,000	2,362,636
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,570,561
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		1,572,719	1,608,106
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		832,860	921,088
Series 1999-C3 Class J, 6.974% 8/15/36 (h)		1,500,000	1,542,663
Series 2000-C1 Class K, 7% 3/15/33		187,239	138,201
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (h)(i)		1,400,000	1,401,527
Series 2010-C1:
Class D, 6.1245% 8/10/43 (h)(i)		4,000,000	4,295,964
Class E, 4% 8/10/43 (h)		3,770,000	2,991,141
Series 2012-GCJ7:
Class C, 5.9065% 5/10/45 (i)		6,500,000	6,979,784
Class D, 5.9065% 5/10/45 (h)(i)		2,000,000	1,979,970
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3998% 12/10/43 (h)(i)		3,000,000	2,955,252
Series 2011-GC5:
Class C, 5.4743% 8/10/44 (h)(i)		9,000,000	9,646,488
Class D, 5.4743% 8/10/44 (h)(i)		4,000,000	3,931,540
Series 2012-GC6 Class C, 5.8261% 1/10/45 (h)(i)		3,600,000	3,878,439
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.174% 4/15/18 (h)(i)		2,225,379	2,249,641
Series 2013-JWRZ Class E, 3.914% 4/15/30 (h)(i)		3,400,000	3,387,481
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (h)(i)		2,034,288	36,644
Class X, 0.6365% 10/15/32 (h)(i)(j)		4,717,838	4,246
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		1,450,596	1,452,652
Series 2003-C1 Class F, 6.1824% 1/12/37 (h)(i)		1,000,000	1,001,350
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (h)(i)		3,000,000	3,592,614
Class D, 7.6935% 12/5/27 (h)(i)		9,550,000	10,851,388
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,628,677
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2010-CNTR:
Class D, 6.3899% 8/5/32 (h)(i)		$ 4,500,000	$ 4,950,455
Class XB, 1.1366% 8/5/32 (h)(i)(j)		32,655,000	1,468,192
Series 2012-CBX Class C, 5.3603% 6/16/45 (i)		4,530,000	4,702,041
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-INMZ Class M, 6.1595% 9/15/18 (h)(i)		1,000,000	1,003,154
Series 2013-INN Class E, 4.422% 10/15/30 (h)(i)		2,000,000	2,002,453
Series 2005-LDP5 Class AJ, 5.4885% 12/15/44 (i)		3,470,000	3,693,317
Series 2011-C5 Class C, 5.4916% 8/15/46 (h)(i)		6,525,375	7,026,165
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11 Class D, 4.3846% 4/15/46 (i)		3,750,000	3,182,588
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (h)		144,825	145,504
Class H, 6% 7/15/31 (h)		1,424,589	872,242
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		577,472	586,358
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,071,468
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,875,214
Series 2005-C7 Class AJ, 5.323% 11/15/40 (i)		8,000,000	8,457,880
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,215,877
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,255,997
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,059,444
Series 2006-C4:
Class AJ, 6.0748% 6/15/38 (i)		7,005,000	7,250,616
Class AM, 6.0748% 6/15/38 (i)		6,700,000	7,359,628
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.074% 6/15/22 (h)(i)		6,230,000	6,223,222
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.5191% 6/25/43 (h)(i)		6,165,000	6,363,020
Class D, 5.5191% 6/25/43 (h)(i)		4,699,000	4,699,615
Mach One Trust LLC Series 2004-1A Class H, 6.3139% 5/28/40 (h)(i)		2,840,000	2,924,121
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	593,036
Class G, 4.384% 7/12/37	CAD	355,000	292,042
Class H, 4.384% 7/12/37	CAD	236,000	191,230
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Financial Asset, Inc. Series 2005-CA16: - continued
Class J, 4.384% 7/12/37	CAD	355,000	283,357
Class K, 4.384% 7/12/37	CAD	355,000	279,143
Class L, 4.384% 7/12/37	CAD	236,000	182,825
Class M, 4.384% 7/12/37	CAD	995,000	702,907
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (h)		703,210	295,348
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.8719% 5/12/39 (i)		1,200,000	1,298,005
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		649,673	597,699
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		9,062,036	8,065,212
Series 2004-C1:
Class D, 6.988% 1/15/37 (h)		205,114	21
Class IO, 8.8475% 1/15/37 (h)(i)(j)		1,301,219	60,246
Morgan Stanley BAML Trust:
Series 2013-C12 Class D, 4.935% 10/15/46 (h)		3,250,000	2,851,986
Series 2013-C9 Class D, 4.2994% 5/15/46 (h)(i)		5,000,000	4,255,580
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	9,040,877
Series 2012-C4 Class E, 5.7098% 3/15/45 (h)(i)		5,630,000	5,531,773
Series 1997-RR Class F, 7.4022% 4/30/39 (h)(i)		909,573	909,573
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,640,974	2,013,795
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,079,150
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,621,430
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,209,455
Series 2011-C1 Class C, 5.4195% 9/15/47 (h)(i)		4,000,000	4,337,726
Series 2011-C2:
Class D, 5.493% 6/15/44 (h)(i)		4,610,000	4,780,164
Class E, 5.493% 6/15/44 (h)(i)		9,600,000	9,478,781
Class F, 5.493% 6/15/44 (h)(i)		4,440,000	3,687,012
Class XB, 0.5387% 6/15/44 (h)(i)(j)		63,708,222	2,108,487
Series 2011-C3:
Class C, 5.3499% 7/15/49 (h)(i)		2,000,000	2,111,554
Class D, 5.3499% 7/15/49 (h)(i)		7,400,000	7,699,966
Series 2012-C4 Class D, 5.7098% 3/15/45 (h)(i)		6,310,000	6,533,948
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (j)		2,265	2,279
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		3,929,602	5,007,492
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
RBSCF Trust Series 2010-MB1 Class D, 4.8404% 4/15/24 (h)(i)		$ 9,049,000	$ 9,361,996
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(i)		73,556	73,883
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5512% 8/15/39 (i)		2,080,000	2,228,088
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	10,887,097
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.749% 7/15/24 (h)(i)		1,200,000	1,077,720
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		3,230,713	3,221,780
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0705% 1/10/45 (h)(i)		3,000,000	3,432,924
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,888,056
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	2,010,120
Series 2004-C11:
Class D, 5.559% 1/15/41 (i)		5,177,000	5,297,370
Class E, 5.609% 1/15/41 (i)		3,785,000	3,864,031
Series 2004-C12 Class D, 5.4782% 7/15/41 (i)		2,750,000	2,807,483
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,262,661
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.9384% 10/15/45 (h)(i)		9,999,000	9,219,618
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,209,567
Class D, 5.7213% 3/15/44 (h)(i)		1,000,000	994,606
Class E, 5% 3/15/44 (h)		3,000,000	2,541,336
Series 2012-C7 Class D, 5.0039% 6/15/45 (h)(i)		2,380,000	2,359,887
Series 2013-C11:
Class D, 4.3241% 3/15/45 (h)(i)		5,830,000	5,098,691
Class E, 4.3241% 3/15/45 (h)(i)		4,780,000	3,611,926
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)		4,000,000	3,413,992
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $434,914,149)			470,000,690
Bank Loan Obligations - 9.1%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 2.4%
Hotels, Restaurants & Leisure - 2.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		$ 11,500,000	$ 11,341,875
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (i)		2,760,267	2,763,718
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (i)		1,795,000	1,810,796
Cooper Hotel Group REL 12% 11/6/17		13,336,051	14,002,853
Extended Stay America, Inc. REL 9.625% 12/1/19		7,000,000	7,210,000
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)		510,000	522,750
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (i)		11,980,000	12,054,875
Intrawest U.S. Holding, Inc. Tranche 1LN, term loan 7% 12/4/17 (i)		4,962,500	5,024,531
La Quinta:
Tranche A, term loan 11.3751% 7/6/14 (i)		7,990,026	8,120,264
Tranche B, term loan 11.375% 7/6/14 (i)		5,992,520	6,090,198
Tranche D, term loan 14.9% 7/6/14 (i)		12,000,000	12,240,000
			81,181,860
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)		3,526,163	3,415,970
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (i)		5,314,838	5,341,412
TOTAL CONSUMER DISCRETIONARY			89,939,242
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson's LLC Tranche B 1LN, term loan 4.25% 3/21/16 (i)		5,149,125	5,174,871
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,200,000	7,362,000
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		8,580,000	8,805,225
			16,167,225
FINANCIALS - 4.3%
Diversified Financial Services - 1.3%
Blackstone REL 10% 10/1/17		17,439,323	17,613,716
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
BRE Select Hotels Corp. REL 5.924% 5/9/18 (i)		$ 12,235,818	$ 12,350,528
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		5,431,388	5,356,706
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (i)		7,171,905	7,207,764
Tranche B, term loan 3.75% 3/30/18 (i)		6,616,664	6,625,266
SBA Senior Finance, Inc. Tranche B, term loan 3.75% 6/30/18 (i)		1,083,174	1,085,882
			50,239,862
Real Estate Investment Trusts - 1.1%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)		34,400,344	34,400,344
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/10/20 (i)		5,316,564	5,309,918
			39,710,262
Real Estate Management & Development - 1.8%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9297% 3/28/21 (i)		4,502,375	4,502,375
CityCenter REL 8.75% 7/12/14 (i)		4,169,750	4,169,750
EOP Operating LP term loan:
6.02% 2/1/14 (i)		5,000,000	4,970,000
6.27% 2/1/14 (i)		3,800,000	3,777,200
Equity Inns Reality LLC:
Tranche A, term loan 10.5% 11/4/14 (i)		7,888,426	7,123,906
Tranche B 2LN, term loan 7.55% 11/4/14 (i)		15,000,000	14,850,000
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		912,641	912,641
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (i)		27,272,950	27,545,680
			67,851,552
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		1,957,669	1,987,034
TOTAL FINANCIALS			159,788,710
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. term loan 3.7602% 1/25/17 (i)		2,903,247	2,914,134
Bank Loan Obligations - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (i)		$ 2,077,932	$ 2,075,334
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (i)		9,351,534	9,328,155
			14,317,623
INDUSTRIALS - 0.3%
Construction & Engineering - 0.3%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)		13,290,770	12,842,206
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co.:
Tranche A, term loan 2.67% 1/31/17 (i)		8,610,909	8,589,382
Tranche B, term loan 3.25% 1/31/19 (i)		9,189,925	9,178,897
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (i)		1,226,177	1,229,243
			18,997,522
UTILITIES - 0.7%
Electric Utilities - 0.4%
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (i)		5,000,000	5,025,000
Tranche C, term loan 4.25% 12/31/19 (i)		992,513	997,475
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (i)		2,421,788	2,427,843
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		4,683,152	4,718,276
			13,168,594
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (i)		2,000,000	2,007,500
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)		9,000,000	9,067,500
			11,075,000
TOTAL UTILITIES			24,243,594
TOTAL BANK LOAN OBLIGATIONS (Cost $340,474,972)			341,470,993
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)	$ 500,000	$ 25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)	1,220,000	61,000
		86,000
TOTAL PREFERRED SECURITIES (Cost $1,294,694)		86,000
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	289,260,290	289,260,290
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	23,882,250	23,882,250
TOTAL MONEY MARKET FUNDS (Cost $313,142,540)		313,142,540
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,605,602,610)		3,775,485,111
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(15,015,821)
NET ASSETS - 100%		$ 3,760,469,290
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $533,391,489 or 14.2% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,965,522 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 2,762,641
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 114,565
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.7413% 12/25/42	3/25/03	$ 120,734
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.6702% 6/25/35	6/3/05	$ 494,409
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,737
Fidelity Securities Lending Cash Central Fund	35,951
Total	$ 84,688
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$ 67,194,255	$ 8,159,672	$ -	$ 381,673	$ 78,333,764
Arbor Realty Trust, Inc.	21,107,288	385,621	-	363,919	18,986,249
Arbor Realty Trust, Inc. Series A, 8.25%	4,748,025	-	-	97,499	4,761,261
Arbor Realty Trust, Inc. Series B, 7.75%	5,901,600	-	-	144,672	5,628,000
Total	$ 98,951,168	$ 8,545,293	$ -	$ 987,763	$ 107,709,274
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,263,398	$ 4,138,295	$ -	$ 7,125,103
Financials	1,717,261,242	1,697,419,656	17,535,687	2,305,899
Health Care	25,800,194	25,800,194	-	-
Corporate Bonds	766,805,707	-	763,508,203	3,297,504
Asset-Backed Securities	117,104,400	-	104,837,370	12,267,030
Collateralized Mortgage Obligations	12,549,947	-	11,507,410	1,042,537
Commercial Mortgage Securities	470,000,690	-	448,090,887	21,909,803
Bank Loan Obligations	341,470,993	-	236,076,484	105,394,509
Preferred Securities	86,000	-	-	86,000
Money Market Funds	313,142,540	313,142,540	-	-
Total Investments in Securities:	$ 3,775,485,111	$ 2,040,500,685	$ 1,581,556,041	$ 153,428,385
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 105,573,756
Net Realized Gain (Loss) on Investment Securities	(779)
Net Unrealized Gain (Loss) on Investment Securities	(305,821)
Cost of Purchases	-
Proceeds of Sales	(63,194)
Amortization/Accretion	190,547
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 105,394,509
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2013	$ (305,821)
Other Investments and Securities
Beginning Balance	$ 53,636,499
Net Realized Gain (Loss) on Investment Securities	487,305
Net Unrealized Gain (Loss) on Investment Securities	2,009,545
Cost of Purchases	42,970
Proceeds of Sales	(9,998,695)
Amortization/Accretion	320,466
Transfers into Level 3	1,610,353
Transfers out of Level 3	(74,567)
Ending Balance	$ 48,033,876
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2013	$ 2,576,402

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $3,748,469,182. Net unrealized appreciation aggregated $27,015,929, of which $276,263,648 related to appreciated investment securities and $249,247,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at a period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 10/31/13	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 311,059	Discounted cash flow	Yield	10.0%	Decrease
Bank Loan Obligations	$ 30,523,131	Discounted cash flow	Yield	5.8% - 10.8%/ 8.5%	Decrease
Collateralized Mortgage Obligations	$ 1,030,672	Discounted cash flow	Yield	6.5% - 65%/ 24.5%	Decrease
Commercial Mortgage Securities	$ 3,702,995	Discounted cash flow	Yield	15% - 20%/ 15.3%	Decrease
		Market comparable	Spread	13.9% - 15.8%/ 14.6%	Decrease
Common Stocks	$ 7,125,103	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$ 3,286,504	Discounted cash flow	Discount rate	20.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Equity Fund

October 31, 2013

1.930458.102

SLE-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Health Care Facilities - 1.3%
Brookdale Senior Living, Inc. (a)	128,366	$ 3,476,151
Emeritus Corp. (a)	568,358	10,889,739
TOTAL HEALTH CARE FACILITIES		14,365,890
REAL ESTATE INVESTMENT TRUSTS - 94.9%
REITs - Apartments - 16.3%
AvalonBay Communities, Inc.	322,482	40,326,374
Camden Property Trust (SBI)	429,089	27,547,514
Equity Residential (SBI)	495,251	25,931,342
Essex Property Trust, Inc.	260,567	41,951,287
Home Properties, Inc.	261,800	15,789,158
Mid-America Apartment Communities, Inc.	410,548	27,260,387
TOTAL REITS - APARTMENTS		178,806,062
REITs - Health Care Facilities - 11.8%
HCP, Inc.	786,759	32,650,499
Health Care REIT, Inc.	345,049	22,376,428
Senior Housing Properties Trust (SBI)	22,700	559,328
Ventas, Inc.	1,133,637	73,958,478
TOTAL REITS - HEALTH CARE FACILITIES		129,544,733
REITs - Hotels - 5.9%
Chesapeake Lodging Trust	660,510	15,568,221
Host Hotels & Resorts, Inc.	1,144,000	21,221,200
LaSalle Hotel Properties (SBI)	489,600	15,202,080
Sunstone Hotel Investors, Inc.	949,166	12,576,450
TOTAL REITS - HOTELS		64,567,951
REITs - Industrial Buildings - 15.7%
DuPont Fabros Technology, Inc. (d)	148,300	3,685,255
First Industrial Realty Trust, Inc.	859,525	15,531,617
First Potomac Realty Trust	26,147	321,347
Prologis, Inc.	1,779,226	71,080,079
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
Public Storage	476,350	$ 79,536,160
Terreno Realty Corp.	96,000	1,706,880
TOTAL REITS - INDUSTRIAL BUILDINGS		171,861,338
REITs - Malls - 15.1%
CBL & Associates Properties, Inc.	370,549	7,340,576
General Growth Properties, Inc.	789,080	16,752,168
Simon Property Group, Inc.	917,323	141,772,267
TOTAL REITS - MALLS		165,865,011
REITs - Management/Investment - 3.7%
American Tower Corp.	69,300	5,498,955
Coresite Realty Corp.	278,181	9,024,192
Equity Lifestyle Properties, Inc.	251,918	9,570,365
Retail Properties America, Inc. (d)	369,762	5,291,294
Weyerhaeuser Co.	367,710	11,178,384
TOTAL REITS - MANAGEMENT/INVESTMENT		40,563,190
REITs - Mobile Home Parks - 0.6%
Sun Communities, Inc.	147,823	6,588,471
REITs - Office Buildings - 17.9%
Alexandria Real Estate Equities, Inc.	451,278	29,685,067
Boston Properties, Inc.	520,275	53,848,463
Cousins Properties, Inc.	2,264,731	25,659,402
Douglas Emmett, Inc.	657,457	16,390,403
Piedmont Office Realty Trust, Inc. Class A (d)	1,164,320	21,516,634
SL Green Realty Corp.	526,200	49,762,734
TOTAL REITS - OFFICE BUILDINGS		196,862,703
REITs - Shopping Centers - 7.9%
Acadia Realty Trust (SBI)	483,300	12,889,611
Cedar Shopping Centers, Inc.	941,520	5,376,079
Equity One, Inc.	1,090,169	26,283,975
Excel Trust, Inc.	134,592	1,625,871
Glimcher Realty Trust	2,221,819	22,773,645
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kite Realty Group Trust	960,300	$ 6,145,920
Vornado Realty Trust	126,300	11,248,278
TOTAL REITS - SHOPPING CENTERS		86,343,379
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,041,002,838
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Real Estate Operating Companies - 1.4%
Forest City Enterprises, Inc. Class A (a)	771,942	15,639,545
TOTAL COMMON STOCKS (Cost $952,107,787)		1,071,008,273
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.09% (b)	26,440,809	26,440,809
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	10,356,150	10,356,150
TOTAL MONEY MARKET FUNDS (Cost $36,796,959)		36,796,959
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $988,904,746)		1,107,805,232
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(10,716,960)
NET ASSETS - 100%		$ 1,097,088,272
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,064
Fidelity Securities Lending Cash Central Fund	4,386
Total	$ 10,450
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $990,544,677. Net unrealized appreciation aggregated $117,260,555, of which $133,855,834 related to appreciated investment securities and $16,595,279 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Income Fund

October 31, 2013

1.924315.102

SRE-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 17.9%
	Shares	Value
FINANCIALS - 17.2%
Real Estate Investment Trusts - 17.0%
Acadia Realty Trust (SBI)	436,700	$ 11,646,789
American Residential Properties, Inc. (a)	117,100	2,017,633
American Tower Corp.	27,000	2,142,450
Anworth Mortgage Asset Corp.	271,800	1,334,538
Apartment Investment & Management Co. Class A	116,300	3,254,074
Arbor Realty Trust, Inc.	113,300	753,445
Associated Estates Realty Corp.	76,800	1,178,112
AvalonBay Communities, Inc.	22,800	2,851,140
BioMed Realty Trust, Inc.	71,400	1,422,288
Blackstone Mortgage Trust, Inc.	6,600	161,634
Boardwalk (REIT)	8,900	506,267
Brixmor Property Group, Inc.	38,900	803,285
CapLease, Inc.	340,700	2,895,950
CBL & Associates Properties, Inc.	264,800	5,245,688
Chambers Street Properties (e)	60,700	566,331
Chartwell Retirement Residence (f)	14,700	151,138
Chesapeake Lodging Trust	66,000	1,555,620
CYS Investments, Inc.	179,100	1,520,559
DCT Industrial Trust, Inc.	178,900	1,386,475
DiamondRock Hospitality Co.	63,700	725,543
Douglas Emmett, Inc.	80,900	2,016,837
Dynex Capital, Inc.	228,300	1,972,512
EastGroup Properties, Inc.	22,300	1,419,618
Equity Lifestyle Properties, Inc.	297,400	11,298,226
Equity Residential (SBI)	39,000	2,042,040
Excel Trust, Inc.	206,300	2,492,104
First Potomac Realty Trust	120,300	1,478,487
Glimcher Realty Trust	130,600	1,338,650
Hatteras Financial Corp.	47,600	866,320
HCP, Inc.	19,000	788,500
Highwoods Properties, Inc. (SBI)	23,100	891,660
Lexington Corporate Properties Trust	378,600	4,429,620
LTC Properties, Inc.	61,900	2,441,955
MFA Financial, Inc.	1,585,400	11,747,814
Mid-America Apartment Communities, Inc.	63,400	4,209,760
Monmouth Real Estate Investment Corp. Class A	34,000	313,480
National Retail Properties, Inc. (e)	27,900	959,760
Newcastle Investment Corp.	253,300	1,453,942
NorthStar Realty Finance Corp.	666,800	6,221,244
Piedmont Office Realty Trust, Inc. Class A	60,200	1,112,496
Prologis, Inc.	126,900	5,069,655
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Redwood Trust, Inc. (e)	90,700	$ 1,589,064
Retail Properties America, Inc.	96,900	1,386,639
Select Income (REIT)	42,500	1,170,875
Senior Housing Properties Trust (SBI)	99,900	2,461,536
Simon Property Group, Inc.	16,400	2,534,620
Stag Industrial, Inc.	131,700	2,753,847
Summit Hotel Properties, Inc.	57,600	529,344
Terreno Realty Corp.	124,061	2,205,805
Two Harbors Investment Corp.	155,800	1,453,614
Ventas, Inc.	167,000	10,895,080
Washington REIT (SBI)	43,000	1,127,030
Weyerhaeuser Co.	80,100	2,435,040
WP Carey, Inc. (e)	17,600	1,172,336
		138,398,469
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	74,800	1,498,992
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	18,700	441,507
TOTAL FINANCIALS		140,338,968
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc. (a)	84,200	2,280,136
Emeritus Corp. (a)	186,600	3,575,256
		5,855,392
TOTAL COMMON STOCKS (Cost $122,967,506)		146,194,360
Preferred Stocks - 17.7%

Convertible Preferred Stocks - 1.0%
FINANCIALS - 1.0%
Real Estate Investment Trusts - 1.0%
CommonWealth REIT 6.50%	127,200	2,743,704
Health Care REIT, Inc. Series I, 6.50%	16,200	957,320
Lexington Corporate Properties Trust Series C, 6.50%	58,800	2,704,800
Weyerhaeuser Co. Series A, 6.375%	32,000	1,762,880
		8,168,704
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 16.7%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Red Lion Hotels Capital Trust 9.50%	111,950	$ 2,843,530
FINANCIALS - 16.4%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	692,355
Real Estate Investment Trusts - 16.2%
AG Mortgage Investment Trust, Inc. 8.00%	82,804	1,854,810
American Capital Agency Corp. 8.00%	120,000	3,050,400
American Homes 4 Rent Series A, 5.00% (a)	190,000	4,845,000
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,739,464
Series C, 7.625%	9,839	236,431
Series D, 7.50%	55,213	1,319,591
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,346,628
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	61,725	1,555,470
Apollo Residential Mortgage, Inc. Series A, 8.00%	49,077	1,100,306
Arbor Realty Trust, Inc.:
Series A, 8.25%	41,922	1,055,596
Series B, 7.75%	20,000	469,000
Armour Residential REIT, Inc. Series B, 7.875%	25,701	540,492
Ashford Hospitality Trust, Inc. Series E, 9.00%	35,948	929,615
Campus Crest Communities, Inc. Series A, 8.00%	71,569	1,802,107
CapLease, Inc.:
Series A, 8.125%	11,772	295,948
Series B, 8.375%	190,234	4,784,385
Capstead Mortgage Corp. Series E, 7.50%	37,016	900,229
CBL & Associates Properties, Inc.:
Series D, 7.375%	67,200	1,663,200
Series E, 6.625%	25,000	582,500
Cedar Shopping Centers, Inc. Series B, 7.25%	57,640	1,332,060
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,557,947
Colony Financial, Inc. Series A, 8.50%	77,829	1,978,413
CommonWealth REIT 7.50%	24,923	517,152
Coresite Realty Corp. Series A, 7.25%	30,000	703,500
Corporate Office Properties Trust Series L, 7.375%	80,000	1,968,800
Cousins Properties, Inc. Series B, 7.50%	34,900	873,896
CubeSmart Series A, 7.75%	40,000	1,015,200
CYS Investments, Inc.:
Series A, 7.75%	10,014	224,814
Series B, 7.50% (a)	58,433	1,214,822
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.:
Series J, 6.50%	30,181	$ 663,982
Series K, 6.25%	25,489	534,504
Digital Realty Trust, Inc.:
Series F, 6.625%	20,000	441,200
Series G, 5.875%	28,270	543,349
Duke Realty LP Series L, 6.60%	4,300	102,899
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,308,623
Series B, 7.625%	47,335	1,012,969
Equity Lifestyle Properties, Inc. Series C, 6.75%	182,313	4,288,002
Essex Property Trust, Inc. Series H, 7.125%	8,100	208,008
Excel Trust, Inc. Series B, 8.125%	360,000	9,090,000
First Potomac Realty Trust 7.75%	107,746	2,686,108
General Growth Properties, Inc. Series A, 6.375%	7,367	161,706
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,740,806
Glimcher Realty Trust:
6.875%	3,183	69,867
Series G, 8.125%	40,977	1,035,489
Series H, 7.50%	13,575	323,085
Hatteras Financial Corp. Series A, 7.625%	36,972	834,828
Health Care REIT, Inc. Series J, 6.50%	20,000	460,000
Hersha Hospitality Trust Series B, 8.00%	18,928	477,932
Hospitality Properties Trust Series D, 7.125%	40,200	990,528
Hudson Pacific Properties, Inc. 8.375%	84,787	2,239,225
Inland Real Estate Corp. Series A, 8.125%	200,000	5,126,000
Invesco Mortgage Capital, Inc. Series A, 7.75%	30,151	671,764
Investors Real Estate Trust Series B, 7.95%	33,428	859,768
iStar Financial, Inc.:
Series E, 7.875%	17,271	398,442
Series F, 7.80%	32,256	729,953
Series G, 7.65%	84,000	1,919,400
Kilroy Realty Corp. Series G, 6.875%	20,000	459,200
Kite Realty Group Trust 8.25%	4,100	104,181
LaSalle Hotel Properties:
Series G, 7.25%	26,100	634,491
Series H, 7.50%	7,192	176,060
Series I, 6.375%	16,639	348,587
LBA Realty Fund II Series B, 7.625% (a)	118,900	2,288,825
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc.:
8.00%	108,747	$ 2,726,287
Series B, 7.50% (a)	188,749	4,324,240
Monmouth Real Estate Investment Corp. Series B, 7.875%	30,000	764,100
National Retail Properties, Inc.:
5.70% (a)	14,624	291,018
Series D, 6.625%	17,563	401,139
New York Mortgage Trust, Inc. Series B, 7.75%	22,013	449,285
NorthStar Realty Finance Corp.:
Series B, 8.25%	16,301	387,149
Series C, 8.875%	105,295	2,615,528
Series D, 8.50%	31,413	761,765
Pebblebrook Hotel Trust:
Series A, 7.875%	49,000	1,236,760
Series B, 8.00%	37,400	955,570
Series C, 6.50%	26,082	551,113
Pennsylvania (REIT) 7.375%	19,408	471,614
Prologis, Inc. Series Q, 8.54%	15,800	908,500
Regency Centers Corp. Series 6, 6.625%	17,739	404,272
Retail Properties America, Inc. 7.00%	35,218	801,562
Saul Centers, Inc.:
Series A, 8.00%	14,472	366,865
Series C, 6.875%	69,596	1,581,221
Stag Industrial, Inc. Series A, 9.00%	280,000	7,392,000
Strategic Hotel & Resorts, Inc. Series A, 8.50%	21,591	504,582
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,590,891
Sun Communities, Inc. Series A, 7.125%	24,000	572,400
Sunstone Hotel Investors, Inc. Series D, 8.00%	20,200	517,120
Taubman Centers, Inc. Series K, 6.25%	19,561	422,126
Terreno Realty Corp. Series A, 7.75%	44,310	1,151,617
UMH Properties, Inc. Series A, 8.25%	96,000	2,480,640
Urstadt Biddle Properties, Inc. Series F, 7.125%	30,000	717,600
Weingarten Realty Investors (SBI) Series F, 6.50%	26,708	646,601
Winthrop Realty Trust:
7.75%	60,000	1,539,000
Series D, 9.25%	35,000	930,650
		131,850,772
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Kennedy-Wilson, Inc. 7.75%	35,054	$ 878,103
TOTAL FINANCIALS		133,421,230
TOTAL NONCONVERTIBLE PREFERRED STOCKS		136,264,760
TOTAL PREFERRED STOCKS (Cost $145,732,495)		144,433,464
Corporate Bonds - 24.1%
	Principal Amount
Convertible Bonds - 4.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14	$ 1,365,000	1,305,281
FINANCIALS - 3.9%
Diversified Financial Services - 0.4%
IAS Operating Partnership LP 5% 3/15/18 (f)	3,420,000	3,216,938
Real Estate Investment Trusts - 3.2%
Annaly Capital Management, Inc. 5% 5/15/15	6,690,000	6,802,894
Ares Commercial Real Estate Corp. 7% 12/15/15 (f)	2,300,000	2,328,750
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (f)	3,000,000	3,075,000
CapLease, Inc. 7.5% 10/1/27 (f)	4,458,000	4,458,000
NorthStar Realty Finance LP 5.375% 6/15/33 (f)	2,400,000	2,458,560
PennyMac Corp. 5.375% 5/1/20 (f)	1,500,000	1,453,125
Redwood Trust, Inc. 4.625% 4/15/18	3,000,000	3,026,250
Starwood Property Trust, Inc. 4% 1/15/19	2,000,000	2,132,500
		25,735,079
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. 3.625% 8/15/20 (f)	$ 2,450,000	$ 2,601,594
Grubb & Ellis Co. 7.95% 5/1/15 (d)(f)	1,540,000	3,080
		2,604,674
TOTAL FINANCIALS		31,556,691
TOTAL CONVERTIBLE BONDS		32,861,972
Nonconvertible Bonds - 20.1%
CONSUMER DISCRETIONARY - 6.1%
Hotels, Restaurants & Leisure - 1.1%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16	440,000	462,660
FelCor Lodging LP 6.75% 6/1/19	1,375,000	1,464,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	1,555,000	1,597,763
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (f)	2,250,000	2,255,625
Times Square Hotel Trust 8.528% 8/1/26 (f)	2,684,575	3,466,128
		9,246,551
Household Durables - 5.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	530,000	526,025
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	395,000	406,850
D.R. Horton, Inc.:
5.75% 8/15/23	490,000	508,375
6.5% 4/15/16	811,000	894,128
KB Home:
8% 3/15/20	2,395,000	2,634,500
9.1% 9/15/17	1,930,000	2,248,450
Lennar Corp.:
4.125% 12/1/18	1,220,000	1,223,050
5.6% 5/31/15	1,216,000	1,276,277
6.95% 6/1/18	1,720,000	1,922,100
M/I Homes, Inc. 8.625% 11/15/18	6,764,000	7,338,940
Meritage Homes Corp.:
7% 4/1/22	2,005,000	2,125,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Meritage Homes Corp.: - continued
7.15% 4/15/20	$ 440,000	$ 478,500
Ryland Group, Inc.:
6.625% 5/1/20	445,000	470,588
8.4% 5/15/17	1,446,000	1,695,435
Standard Pacific Corp.:
8.375% 5/15/18	8,047,000	9,334,520
10.75% 9/15/16	3,284,000	3,973,640
Toll Brothers Finance Corp. 5.875% 2/15/22	450,000	474,750
William Lyon Homes, Inc.:
8.5% 11/15/20	2,400,000	2,568,000
8.5% 11/15/20 (f)	420,000	449,400
		40,548,828
TOTAL CONSUMER DISCRETIONARY		49,795,379
FINANCIALS - 12.0%
Diversified Financial Services - 0.8%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (f)	1,025,000	1,068,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (f)	1,500,000	1,537,500
7.75% 1/15/16	2,172,000	2,237,160
8% 1/15/18	1,795,000	1,882,506
		6,725,729
Real Estate Investment Trusts - 8.9%
American Tower Corp. 3.4% 2/15/19	2,000,000	2,024,318
Camden Property Trust 5% 6/15/15	1,135,000	1,204,595
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15	917,000	1,009,360
6.25% 6/15/14	949,000	978,986
CubeSmart LP 4.8% 7/15/22	1,000,000	1,053,266
DCT Industrial Operating Partnership LP 4.5% 10/15/23 (f)	2,000,000	2,009,570
Developers Diversified Realty Corp.:
7.5% 7/15/18	2,407,000	2,884,226
9.625% 3/15/16	2,254,000	2,667,406
DuPont Fabros Technology LP 5.875% 9/15/21 (f)	2,000,000	2,050,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
5.375% 10/15/15	$ 405,000	$ 436,200
6% 9/15/16	811,000	905,097
6.25% 1/15/17	811,000	907,822
Health Care Property Investors, Inc.:
6% 3/1/15	1,216,000	1,294,025
6.3% 9/15/16	3,850,000	4,351,797
7.072% 6/8/15	405,000	442,192
Health Care REIT, Inc. 4.125% 4/1/19	1,000,000	1,062,405
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	801,000	756,429
6.5% 1/17/17	506,000	569,887
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	369,620
5.85% 3/15/17	2,593,000	2,876,500
Hospitality Properties Trust:
5% 8/15/22	823,000	839,783
5.625% 3/15/17	1,248,000	1,362,498
6.7% 1/15/18	811,000	915,226
7.875% 8/15/14	405,000	412,929
HRPT Properties Trust 6.25% 8/15/16	4,000,000	4,305,116
iStar Financial, Inc.:
3.875% 7/1/16	525,000	534,188
5.85% 3/15/17	825,000	870,375
5.875% 3/15/16	8,610,000	9,137,363
6.05% 4/15/15	2,887,000	3,009,698
7.125% 2/15/18	1,010,000	1,098,375
9% 6/1/17	2,430,000	2,830,950
Lexington Corporate Properties Trust 4.25% 6/15/23 (f)	2,500,000	2,446,070
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	1,685,000	1,739,763
National Retail Properties, Inc. 6.875% 10/15/17	1,621,000	1,892,586
Nationwide Health Properties, Inc. 6% 5/20/15	1,540,000	1,659,546
Omega Healthcare Investors, Inc. 7.5% 2/15/20	811,000	888,045
Potlatch Corp. 7.5% 11/1/19	811,000	912,375
ProLogis LP 7.625% 7/1/17	1,268,000	1,477,145
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	957,629
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust:
6.75% 4/15/20	$ 576,000	$ 643,133
6.75% 12/15/21	2,000,000	2,232,744
UDR, Inc. 5.5% 4/1/14	1,000,000	1,017,961
United Dominion Realty Trust, Inc.:
5.25% 1/15/15	405,000	423,658
5.25% 1/15/16	811,000	873,304
		72,334,161
Real Estate Management & Development - 2.3%
Brandywine Operating Partnership LP:
6% 4/1/16	811,000	890,441
7.5% 5/15/15	405,000	442,554
CB Richard Ellis Services, Inc. 5% 3/15/23	1,225,000	1,189,781
Colonial Properties Trust 6.25% 6/15/14	1,293,000	1,335,072
Colonial Realty LP 6.05% 9/1/16	1,216,000	1,353,322
First Industrial LP 5.75% 1/15/16	811,000	863,035
Host Hotels & Resorts LP 6% 10/1/21	485,000	536,862
Howard Hughes Corp. 6.875% 10/1/21 (f)	1,615,000	1,671,525
Kennedy-Wilson, Inc. 8.75% 4/1/19	3,000,000	3,300,000
Realogy Corp. 7.875% 2/15/19 (f)	1,450,000	1,584,125
Regency Centers LP:
5.25% 8/1/15	3,250,000	3,467,207
5.875% 6/15/17	486,000	543,221
Ventas Realty LP/Ventas Capital Corp.:
3.125% 11/30/15	552,000	575,997
4% 4/30/19	597,000	632,652
		18,385,794
TOTAL FINANCIALS		97,445,684
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21 (f)	295,000	302,375
7.75% 2/15/19	1,835,000	1,979,506
		2,281,881
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 1.2%
Health Management Associates, Inc. 7.375% 1/15/20	$ 385,000	$ 429,275
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,500,000	3,421,250
8.125% 11/1/18	5,523,000	5,992,455
		9,842,980
TOTAL HEALTH CARE		12,124,861
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	785,000	832,100
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Plum Creek Timberlands LP 5.875% 11/15/15	1,621,000	1,767,323
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,485,000
TOTAL NONCONVERTIBLE BONDS		163,450,347
TOTAL CORPORATE BONDS (Cost $183,615,327)		196,312,319
Asset-Backed Securities - 5.3%

Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.53% 3/23/19 (f)(g)	220,806	224,118
Capital Trust RE CDO Ltd. Series 2005-3A Class A2, 5.16% 6/25/35 (f)	442,259	453,315
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4936% 1/20/37 (f)(g)	385,853	366,560
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4929% 4/7/52 (f)(g)	1,179,008	1,120,057
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,154,369
Series 2002-2 Class M2, 9.163% 3/1/33 (g)	2,026,000	1,751,909
Asset-Backed Securities - continued
	Principal Amount	Value
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	$ 1,593,903	$ 1,545,700
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	3,596,194	1,758,662
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.4302% 2/25/47 (f)(g)	3,489,362	3,398,638
Class A2, 0.4602% 2/25/47 (f)(g)	4,000,000	3,736,000
N-Star Real Estate CDO Ltd. Series 1A Class B1, 1.9371% 8/28/38 (f)(g)	2,622,794	2,596,566
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	243,047	93,155
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (f)(g)	2,432,000	1,653,760
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (f)(g)	544,048	549,815
Class A1B, 0.5806% 9/25/26 (f)(g)	11,266,000	10,745,511
Class B, 0.6106% 9/25/26 (f)(g)	1,780,000	1,748,850
Class C, 0.7806% 9/25/26 (f)(g)	3,250,000	3,140,475
Class E, 0.9806% 9/25/26 (f)(g)	830,000	767,750
Class F, 1.4006% 9/25/26 (f)(g)	2,408,000	2,188,390
Class G, 1.6006% 9/25/26 (f)(g)	1,343,000	1,217,161
Class H, 1.9006% 9/25/26 (f)(g)	3,486,000	3,146,115
TOTAL ASSET-BACKED SECURITIES (Cost $39,340,693)		43,356,876
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.354% 6/15/22 (f)(g)	989,942	981,534
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5328% 12/25/46 (f)(g)	811,000	857,388
Series 2010-K7 Class B, 5.6189% 4/25/20 (f)(g)	2,605,000	2,794,983
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)	200,424	212,623
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,335,434)		4,846,528
Commercial Mortgage Securities - 20.2%
	Principal Amount	Value
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.4628% 11/10/42 (g)	$ 1,175,000	$ 1,240,349
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.474% 11/15/15 (f)(g)	25,005,597	25,013,090
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.174% 3/15/22 (f)(g)	387,059	290,333
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.674% 8/15/17 (f)(g)	1,010,000	1,040,502
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.61% 3/11/39 (g)	2,432,000	2,519,455
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.924% 8/15/26 (f)(g)	1,500,000	1,500,992
CGBAM Commercial Mortgage Trust Series 2013-D Class D, 3.0323% 5/15/30 (f)(g)	2,250,000	2,255,594
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (f)	1,621,000	1,482,745
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.107% 9/10/46 (g)	2,000,000	1,822,560
COMM Mortgage Trust:
Series 2013-CR10 Class D, 4.958% 8/10/46 (f)(g)	1,300,000	1,153,284
Series 2013-CR12 Class D, 5.086% 10/10/46 (f)(g)	1,500,000	1,354,688
Series 2013-CR9 Class D, 4.403% 7/10/45 (f)	1,040,000	892,858
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.4655% 5/10/43 (f)(g)	2,000,000	2,085,388
COMM pass-thru certificates floater Series 2006-FL12 Class AJ, 0.304% 12/15/20 (f)(g)	459,692	453,128
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)	2,000,000	1,929,112
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (g)	2,000,000	2,094,084
Series 2012-CR1:
Class C, 5.5468% 5/15/45 (g)	3,000,000	3,181,950
Class D, 5.5468% 5/15/45 (f)(g)	1,350,000	1,316,621
Series 2012-CR2 Class D, 5.0199% 8/15/45 (f)(g)	500,000	491,820
Series 2012-LC4:
Class C, 5.8236% 12/10/44 (g)	780,000	837,719
Class D, 5.8236% 12/10/44 (f)(g)	2,830,000	2,747,044
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (f)	674,748	702,093
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7285% 11/10/46 (f)(g)	2,450,000	2,470,431
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31	655,808	655,033
Commercial Mortgage Securities - continued
	Principal Amount	Value
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4009% 6/10/31 (f)(g)	$ 122,201	$ 122,277
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (f)	2,460,000	2,533,049
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6621% 12/25/43 (g)(h)	4,947,000	730,148
Series K012 Class X3, 2.3659% 1/25/41 (g)(h)	2,846,999	375,331
Series K013 Class X3, 2.8849% 1/25/43 (g)(h)	4,806,000	790,726
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)	782,818	800,432
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (g)	885,000	905,746
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (g)	730,252	807,610
Series 1999-C3 Class J, 6.974% 8/15/36 (f)	2,204,000	2,266,687
Series 2000-C1 Class K, 7% 3/15/33	138,046	101,892
Series 2003-C3 Class H, 5.9452% 4/10/40 (f)(g)	830,000	829,574
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (f)(g)	2,270,000	2,272,477
Series 2012-GCJ7:
Class C, 5.9065% 5/10/45 (g)	3,500,000	3,758,345
Class D, 5.9065% 5/10/45 (f)(g)	2,500,000	2,474,963
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3998% 12/10/43 (f)(g)	2,000,000	1,970,168
Series 2012-GC6 Class C, 5.8261% 1/10/45 (f)(g)	2,400,000	2,585,626
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2013-JWRZ Class E, 3.914% 4/15/30 (f)(g)	600,000	597,791
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 6.1824% 1/12/37 (f)(g)	756,000	757,021
Series 2009-IWST Class D, 7.6935% 12/5/27 (f)(g)	2,779,000	3,157,697
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)	2,620,000	2,803,015
Series 2010-CNTR Class D, 6.3899% 8/5/32 (f)(g)	1,216,000	1,337,723
Series 2012-CBX Class C, 5.3603% 6/16/45 (g)	1,240,000	1,287,093
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-INMZ Class M, 6.1595% 9/15/18 (f)(g)	2,000,000	2,006,309
Series 2013-INN Class E, 4.422% 10/15/30 (f)(g)	2,000,000	2,002,453
Series 2005-LDP2 Class C, 4.911% 7/15/42 (g)	4,000,000	3,996,300
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)	171,660	174,301
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40	$ 4,760,000	$ 4,943,508
Series 2005-C7 Class AJ, 5.323% 11/15/40 (g)	1,240,000	1,310,971
Series 2005-C1 Class E, 4.924% 2/15/40	1,000,000	1,014,861
Series 2006-C4 Class AJ, 6.0748% 6/15/38 (g)	2,511,000	2,599,043
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.074% 6/15/22 (f)(g)	1,770,000	1,768,074
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.5191% 6/25/43 (f)(g)	1,897,000	1,957,932
Class D, 5.5191% 6/25/43 (f)(g)	1,564,000	1,564,205
Mach One Trust LLC Series 2004-1A Class H, 6.3139% 5/28/40 (f)(g)	540,000	555,995
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (f)	2,392,606	2,129,420
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.935% 10/15/46 (f)	1,500,000	1,316,301
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	3,769,000	4,155,496
Series 2012-C4 Class E, 5.7098% 3/15/45 (f)(g)	2,250,000	2,210,744
Series 1997-RR Class F, 7.4022% 4/30/39 (f)(g)	193,666	193,666
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)	1,800,096	1,372,609
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,548,674
Series 2011-C1 Class C, 5.4195% 9/15/47 (f)(g)	2,000,000	2,168,863
Series 2011-C2:
Class D, 5.493% 6/15/44 (f)(g)	1,532,000	1,588,549
Class E, 5.493% 6/15/44 (f)(g)	1,946,000	1,921,428
Class F, 5.493% 6/15/44 (f)(g)	1,467,000	1,218,209
Class XB, 0.5387% 6/15/44 (f)(g)(h)	51,641,000	1,709,111
Series 2011-C3 Class C, 5.3499% 7/15/49 (f)(g)	2,000,000	2,111,554
Series 2012-C4 Class D, 5.7098% 3/15/45 (f)(g)	1,640,000	1,698,205
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	1,079,331	1,375,391
RBSCF Trust Series 2010-MB1 Class D, 4.8404% 4/15/24 (f)(g)	2,687,000	2,779,941
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)	2,026,000	2,075,001
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.749% 7/15/24 (f)(g)	1,459,000	1,310,328
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (f)(g)	1,460,000	1,312,814
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41	$ 1,621,000	$ 1,629,202
Series 2004-C12 Class D, 5.4782% 7/15/41 (g)	1,824,000	1,862,127
Series 2004-C14 Class B, 5.17% 8/15/41	2,708,000	2,778,392
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	2,100,000	2,232,672
Class D, 5.7213% 3/15/44 (f)(g)	1,000,000	994,606
Series 2011-C5 Class C, 5.8241% 11/15/44 (f)(g)	1,250,000	1,364,221
Series 2012-C7 Class D, 5.0039% 6/15/45 (f)(g)	620,000	614,760
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $151,101,381)		164,362,500
Bank Loan Obligations - 7.2%

CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (g)	3,250,000	3,205,313
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (g)	385,000	388,388
Cooper Hotel Group REL 12% 11/6/17	2,333,809	2,450,499
Extended Stay America, Inc. REL 9.625% 12/1/19	2,000,000	2,060,000
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (g)	100,000	102,500
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (g)	4,500,000	4,528,125
La Quinta:
Tranche A, term loan 11.3751% 7/6/14 (g)	1,242,125	1,262,371
Tranche B, term loan 11.375% 7/6/14 (g)	931,604	946,789
		14,943,985
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (g)	628,425	608,787
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (g)	1,349,800	1,356,549
TOTAL CONSUMER DISCRETIONARY		16,909,321
Bank Loan Obligations - continued
	Principal Amount	Value
FINANCIALS - 3.4%
Diversified Financial Services - 1.3%
Blackstone REL 10% 10/1/17	$ 7,473,996	$ 7,548,736
BRE Select Hotels Corp. REL 5.924% 5/9/18 (g)	2,260,845	2,282,041
Pilot Travel Centers LLC Tranche B 2LN, term loan 4.25% 8/7/19 (g)	659,045	662,340
		10,493,117
Real Estate Investment Trusts - 1.2%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (g)	6,981,948	6,981,948
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/10/20 (g)	2,493,734	2,490,617
		9,472,565
Real Estate Management & Development - 0.9%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9297% 3/28/21 (g)	885,550	885,550
EOP Operating LP term loan 6.27% 2/1/14 (g)	1,700,000	1,689,800
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/14 (g)	2,195,829	1,983,017
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (g)	165,075	165,075
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (g)	2,567,100	2,592,771
		7,316,213
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (g)	213,925	217,134
TOTAL FINANCIALS		27,499,029
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. term loan 3.7602% 1/25/17 (g)	393,006	394,480
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (g)	483,700	483,095
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (g)	2,914,256	2,906,970
		3,784,545
Bank Loan Obligations - continued
	Principal Amount	Value
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (g)	$ 3,578,562	$ 3,457,785
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co.:
Tranche A, term loan 2.67% 1/31/17 (g)	821,688	819,634
Tranche B, term loan 3.25% 1/31/19 (g)	1,971,101	1,968,736
		2,788,370
UTILITIES - 0.5%
Electric Utilities - 0.2%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (g)	1,873,261	1,887,310
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (g)	2,000,000	2,007,500
TOTAL UTILITIES		3,894,810
TOTAL BANK LOAN OBLIGATIONS (Cost $58,002,625)		58,333,860
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	58,716,800	58,716,800
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,296,600	2,296,600
TOTAL MONEY MARKET FUNDS (Cost $61,013,400)		61,013,400
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $766,108,861)		818,853,307
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,208,694)
NET ASSETS - 100%		$ 814,644,613
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $198,433,198 or 24.4% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,854
Fidelity Securities Lending Cash Central Fund	2,184
Total	$ 15,038
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,843,530	$ 2,843,530	$ -	$ -
Financials	281,928,902	279,208,702	2,720,200	-
Health Care	5,855,392	5,855,392	-	-
Corporate Bonds	196,312,319	-	196,309,239	3,080
Asset-Backed Securities	43,356,876	-	40,760,310	2,596,566
Collateralized Mortgage Obligations	4,846,528	-	4,846,528	-
Commercial Mortgage Securities	164,362,500	-	158,510,149	5,852,351
Bank Loan Obligations	58,333,860	-	40,093,624	18,240,236
Money Market Funds	61,013,400	61,013,400	-	-
Total Investments in Securities:	$ 818,853,307	$ 348,921,024	$ 443,240,050	$ 26,692,233
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 18,529,024
Net Realized Gain (Loss) on Investment Securities	(136)
Net Unrealized Gain (Loss) on Investment Securities	(105,531)
Cost of Purchases	-
Proceeds of Sales	(186,444)
Amortization/Accretion	3,323
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 18,240,236
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2013	$ (105,531)
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 9,851,266
Net Realized Gain (Loss) on Investment Securities	233,437
Net Unrealized Gain (Loss) on Investment Securities	(321,307)
Cost of Purchases	-
Proceeds of Sales	(3,102,280)
Amortization/Accretion	198,588
Transfers into Level 3	1,592,293
Transfers out of Level 3	-
Ending Balance	$ 8,451,997
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2013	$ (162,908)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $844,224,501. Net unrealized depreciation aggregated $25,371,194, of which $55,348,620 related to appreciated investment securities and $80,719,814 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and bank loan obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013